UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2019

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF

(formerly Fidelity® MSCI Telecommunications Services Index ETF)

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Utilities Index ETF

Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Annual Report

Note to Shareholders

During January 2019 the Board approved to change the investment adviser from Fidelity SelectCo, LLC (SelectCo) to FMR Co., Inc. (FMRC) effective February 1, 2019. There was no change to the management fee.

Annual Report	4

Market Recap

The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

5	Annual Report

Fidelity® MSCI Communication Services Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Communication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Communication Services Index ETF – NAVA	21.33%	8.60%	8.94%
Fidelity MSCI Communication Services Index ETF – Market PriceB	20.98%	8.62%	8.95%
MSCI USA IMI Communication Services 25/50 IndexA	21.50%	8.75%	9.01%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Communication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective December 1, 2018, the fund’s sector index changed from the MSCI USA IMI Telecommunication Services 25/50 Index to the MSCI USA IMI Communication Services 25/50 Index.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Communication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Communication Services 25/50 Index and the S&P 500 Index performed over the same period.

Annual Report	6

Fidelity® MSCI Communication Services Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 21.33%, roughly in line with the 21.50% advance of the MSCI USA IMI Communications Services 25/50 Index. The ETF’s market price gained 20.98% over the same time frame, while the broad-market S&P 500® index added 7.99%. Communications services stocks benefited from their limited exposure to rising global trade tension, as well as secular shifts, such as the continued growth of social networking. Wireless telecommunication services (+26%), comprising 10% of the MSCI sector index, posted the best return of all subindustries, driven by the buildout of 5G networks and growth in the consumption of broadband data. Interactive media & services (+20%), comprising 27% of the MSCI index, also delivered a strong result. Within this group, shares of social media platform Facebook and Google-parent Alphabet rose notably for the year. Integrated telecommunication services (+4%), the largest component of the MSCI index, delivered a more modest result. Conversely, publishing (-1%) and advertising (-2%), each representing about 1% of the MSCI index, posted the weakest results, as advertising dollars continued to shift away from traditional print and television media to digital.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7	Annual Report

Fidelity® MSCI Communication Services Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Facebook, Inc. Class A	15.5
Alphabet, Inc. Class C	11.6
Alphabet, Inc. Class A	11.0
The Walt Disney Co.	7.5
AT&T, Inc.	4.7
Comcast Corp. Class A	4.4
Verizon Communications, Inc.	4.2
Netflix, Inc.	4.0
Charter Communications, Inc. Class A	2.4
T-Mobile US, Inc.	1.7

67.0

Industries as of July 31, 2019

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report	8

Fidelity® MSCI Consumer Discretionary Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	8.15%	13.15%	12.49%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	8.27%	13.13%	12.32%
MSCI USA IMI Consumer Discretionary IndexA	8.20%	13.27%	12.61%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Discretionary Index and the S&P 500 Index performed over the same period.

9	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 8.15%, roughly in line with the 8.20% advance of the MSCI USA IMI Consumer Discretionary Index. The ETF’s market price gained 8.27% over the same time frame, while the broad-market S&P 500® index added 7.99%. For much of the period, the consumer discretionary sector benefited from a pause in the U.S. Federal Reserve’s multiyear string of policy interest rate increases, leading up to the Fed’s decision to cut rates slightly in July. Despite lingering concern about global trade policy, consumer confidence remained solid for the 12 months, supported by historically low unemployment and moderately rising wages. Among industries within the MSCI sector index, restaurants (+42%) performed best, driven partly by coffee giant Starbucks, which reported healthy financial results. Fast-food restaurant McDonald’s also contributed notably, aided by momentum in its same-store sales. Other outperforming industries included automotive retail (+27%) and general merchandise stores (+18%). Conversely, auto parts & equipment (-22%) and automobile manufacturers (-3%) each posted a negative result for the period, driven by sales weakness and trade-policy friction between China and the U.S. Among specific auto names, electric vehicle maker Tesla lagged notably, due to concern about future demand for Tesla’s vehicles. Casinos & gaming (-13%) also suffered, due partly to lingering trade-policy uncertainty that hurt revenue in China’s Macau region.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	10

Fidelity® MSCI Consumer Discretionary Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Amazon.com, Inc.	24.5
The Home Depot, Inc.	7.7
McDonald’s Corp.	5.1
Starbucks Corp.	3.8
NIKE, Inc. Class B	3.5
Booking Holdings, Inc.	2.7
Lowe’s Cos., Inc.	2.6
The TJX Cos., Inc.	2.1
General Motors Co.	1.6
Target Corp.	1.4

55.0

Industries as of July 31, 2019

*	Includes short-term investments and net other assets.

11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	13.16%	9.21%	9.09%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	13.09%	9.20%	8.86%
MSCI USA IMI Consumer Staples IndexA	13.24%	9.36%	9.24%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Staples Index and the S&P 500 Index performed over the same period.

Annual Report	12

Fidelity® MSCI Consumer Staples Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value gained 13.16%, roughly in line with the 13.24% advance of the MSCI USA IMI Consumer Staples Index. The ETF’s market price rose 13.09% the past 12 months, while the broad-based S&P 500® index advanced 7.99%. Consumer staples stocks significantly outpaced the broader equity market, as investors favored more-defensive sectors amid increased market volatility, growing uncertainty about global economic growth and continued low interest rates. Much of the sector’s gain came as investors bid up stock prices relative to earnings. Within the MSCI index, household products gained 36%, helped by Procter & Gamble (+50%), which gained traction on its turnaround and benefited from price increases. The hypermarkets & super centers group (+26%) rallied on the back of Walmart (+26%) and Costco Wholesale (+27%). The soft drinks category rose 15%, buoyed by Coca-Cola (+17%). Conversely, tobacco stocks (-5%) were pressured by proposed regulatory changes in the U.S. focused on limiting nicotine content, along with competition from alternative products, including e-cigarettes. Notable individual disappointments included Altria Group (-15%), which owns a number of companies, including Philip Morris International, and also has a stake in the Juul e-cigarette brand. The packaged foods & meats category gained roughly 9%, with Kraft Heinz returning -44%, due to decelerating sales and a markdown of many of its brands.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

13	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
The Procter & Gamble Co.	13.3
The Coca-Cola Co.	11.0
Walmart, Inc.	8.3
Philip Morris International, Inc.	6.8
Costco Wholesale Corp.	6.3
Altria Group, Inc.	4.6
PepsiCo, Inc.	4.5
Mondelez International, Inc. Class A	4.1
Colgate-Palmolive Co.	3.1
Kimberly-Clark Corp.	2.5

64.5

Industries as of July 31, 2019

*	Includes short-term investments and net other assets.

Annual Report	14

Fidelity® MSCI Energy Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	-19.42%	-7.21%	-4.24%
Fidelity MSCI Energy Index ETF – Market PriceB	-19.34%	-7.20%	-4.19%
MSCI USA IMI Energy IndexA	-19.39%	-7.13%	-4.15%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Energy Index and the S&P 500 Index performed over the same period.

15	Annual Report

Fidelity® MSCI Energy Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value produced a return of -19.42%, roughly in line with the -19.39% result of the MSCI USA IMI Energy Index. The ETF’s market price returned -19.34% the past 12 months, while the broad-market S&P 500® index gained 7.99%. A significant factor here was the 13% decrease in the per-barrel price of domestic crude oil (West Texas Intermediate spot price). This decline was driven by heightened trade tension between the U.S. and China, along with concerns about softening global demand at a time of peak worldwide production, which in turn weighed on stock prices in the energy sector. Looking at specific industries, oil & gas drilling (-43%), oil & gas equipment & services (-39%) and oil & gas exploration & production (-31%) stocks performed the worst this period. The oil & gas refining & marketing segment also fared poorly, returning -22%. The sector’s largest subindustry, integrated oil & gas (-6%), held up best, as it is often perceived as a more defensive investment amid periods of increased volatility within the energy sector. At an individual stock level, energy services provider Schlumberger was a major detractor, returning -38% the past 12 months, due to low activity for offshore drilling services. Shares of exploration & production companies EOG Resources, Marathon Oil and Concho Resources each returned -33% this period, amid a flight to perceived “safety” within the sector. Conversely, the stocks of large integrated energy companies with diverse operations, multiple sources of revenue and that issued dividends performed relatively well. Here, Chevron (+1%) and Exxon Mobil (-5%) were key relative outperformers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	16

Fidelity® MSCI Energy Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Exxon Mobil Corp.	23.0
Chevron Corp.	17.1
ConocoPhillips	4.9
Schlumberger Ltd.	4.0
EOG Resources, Inc.	3.6
Phillips 66	3.4
Kinder Morgan, Inc.	3.1
Occidental Petroleum Corp.	2.8
Marathon Petroleum Corp.	2.8
Anadarko Petroleum Corp.	2.7

67.4

Industries as of July 31, 2019

17	Annual Report

Fidelity® MSCI Financials Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	2.80%	11.43%	11.27%
Fidelity MSCI Financials Index ETF – Market PriceB	2.76%	11.37%	11.32%
MSCI USA IMI Financials IndexA	2.87%	11.55%	11.39%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Financials Index and the S&P 500 Index performed over the same period.

Annual Report	18

Fidelity® MSCI Financials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 2.80%, versus the 2.87% return of the MSCI USA IMI Financials Index. The ETF’s market price gained 2.76% over the same period, while the broad-based S&P 500® index returned 7.99%. Historically low interest rates, several bouts of market volatility and global trade conflict generally kept financials stocks in check. Within the MSCI index, asset management & custody banks (-9%) faced added pressure from the proliferation of passive products and pricing headwinds. Among the biggest disappointments here was State Street (-32%), which has significant interest rate exposure. Elsewhere, investment banking & brokerage stocks (-9%) – notably Charles Schwab (-14%) and Morgan Stanley (-9%) – were hurt by low interest rates and volatility that kept many investors on the sidelines. Among diversified banks (0%), Wells Fargo (-12%) struggled, as the search for a new CEO raised added concern about the timetable of the company’s turnaround. Conversely, the more-defensive financial exchanges & data (+25%), insurance brokers (+27%) and property & casualty insurance (18%) segments rallied. The consumer finance (+17%) group, which tends to be less affected by declining interest rates, also did well, led by credit card company American Express (+27%). Elsewhere, diversified bank JPMorgan Chase & Co. (+4%), which represented nearly 10% of the MSCI sector index, contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

19	Annual Report

Fidelity® MSCI Financials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
JPMorgan Chase & Co.	9.6
Bank of America Corp.	7.1
Berkshire Hathaway, Inc. Class B	6.7
Wells Fargo & Co.	5.3
Citigroup, Inc.	4.2
American Express Co.	2.2
US Bancorp	2.2
The Goldman Sachs Group, Inc.	1.8
Chubb Ltd.	1.8
CME Group, Inc.	1.8

42.7

Industries as of July 31, 2019

*	Includes short-term investments and net other assets.

Annual Report	20

Fidelity® MSCI Health Care Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	3.84%	10.67%	12.21%
Fidelity MSCI Health Care Index ETF – Market PriceB	3.85%	10.66%	12.07%
MSCI USA IMI Health Care IndexA	3.93%	10.79%	12.34%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Health Care Index and the S&P 500 Index performed over the same period.

21	Annual Report

Fidelity® MSCI Health Care Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value gained 3.84%, roughly in line with the 3.93% advance of the MSCI USA IMI Health Care Index. The ETF’s market price rose 3.85% over the same time frame, while the broad-market S&P 500® index added 7.99%. Many health care companies benefited from secular trends, such as an aging population and accelerating growth in several industries. However, health care stocks underperformed the broad market for the 12 months, amid a resurgence of legal and political rhetoric around the Affordable Care Act (ACA) and the potential for a “Medicare-for-all” scenario that spurred sector volatility. By segment, biotechnology (-10%) lagged considerably for the period. Within this group, shares of AbbVie(-24%) stood out to the downside, due to intensifying international competition for the firm’s flagship drug, arthritis treatment Humira®. Shares of Biogen (-29%) also fell sharply, after this biotech company announced a clinical setback for its drug candidate targeting Alzheimer’s disease. Health care supplies (-8%) and health care services (-3%) also declined for the 12 months. Conversely, health care technology (+29%) and health care equipment (21%) performed strongly within the MSCI sector index. In particular, tech company Medtronic (+15%) stood out to the upside, as did equipment firm Abbott Laboratories (+35%), the latter driven by strong sales of its FreeStyle Libre glucose monitoring system for diabetes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	22

Fidelity® MSCI Health Care Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Johnson & Johnson	8.5
UnitedHealth Group, Inc.	5.9
Pfizer, Inc.	5.3
Merck & Co., Inc.	5.3
Abbott Laboratories	3.8
Medtronic PLC	3.4
Amgen, Inc.	2.9
Thermo Fisher Scientific, Inc.	2.7
AbbVie, Inc.	2.4
Eli Lilly & Co.	2.4

42.6

Industries as of July 31, 2019

*	Includes short-term investments and net other assets.

23	Annual Report

Fidelity® MSCI Industrials Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	3.23%	10.26%	10.24%
Fidelity MSCI Industrials Index ETF – Market PriceB	3.34%	10.27%	10.04%
MSCI USA IMI Industrials IndexA	3.30%	10.37%	10.35%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Industrials Index and the S&P 500 Index performed over the same period.

Annual Report	24

Fidelity® MSCI Industrials Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value gained 3.23%, roughly in line with the 3.30% result of the MSCI USA IMI Industrials Index. The ETF’s market price rose 3.34% over the same time frame, while the broad-market S&P 500® index added 7.99%. Industrials finished with the eighth-best performance among the 11 S&P 500® sectors for the 12 months. The sector was relatively sensitive to investors’ concerns about slowing global economic growth and lingering trade conflict between the U.S. and China. Among segments in the MSCI sector index, returns varied widely, ranging from +34% for diversified metals & mining to -19% for commercial printing. Among groups with a large representation in the MSCI sector index, research & consulting services (+26%) stood out to the upside, as did environmental & facilities services (+21%). Railroads (+15%) also did well, helped by a +23% result for Union Pacific. The largest group in the index, aerospace & defense (+5%), slightly topped the return of the MSCI sector index, with defense stocks outpacing aerospace shares. On the negative side, air freight & logistics (-11%) lagged notably. Within this group, industry bellwether FedEx (-30%) struggled this period. Industrial conglomerates (-4%) also fared poorly, reflecting weak performance from General Electric (-19%) and 3M (-15%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

25	Annual Report

Fidelity® MSCI Industrials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
The Boeing Co.	6.2
Union Pacific Corp.	4.4
Honeywell International, Inc.	4.3
United Technologies Corp.	3.7
3M Co.	3.4
Lockheed Martin Corp.	3.2
General Electric Co.	3.1
United Parcel Service, Inc. Class B	2.8
Caterpillar, Inc.	2.6
Northrop Grumman Corp.	1.9

35.6

Industries as of July 31, 2019

*	Includes short-term investments and net other assets.

Annual Report	26

Fidelity® MSCI Information Technology Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	15.94%	18.54%	19.07%
Fidelity MSCI Information Technology Index ETF – Market PriceB	15.92%	18.51%	19.20%
MSCI USA IMI Information Technology IndexA	16.03%	18.65%	19.19%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Information Technology Index and the S&P 500 Index performed over the same period.

27	Annual Report

Fidelity® MSCI Information Technology Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value gained 15.94%, roughly in line with the 16.03% advance of the MSCI USA IMI Information Technology Index. The ETF’s market price rose 15.92% over the same time frame, while the broad-market S&P 500® index increased 7.99%. Information technology finished the trailing 12 month period with some of the best performance among the 11 S&P 500® sectors, aided by broad trends such as digital transformation and cloud computing. Among subindustries within the MSCI index, there were many highlights this period. Data processing & outsourced services (+31%) was one of the strongest groups, riding robust results from Mastercard (+38%) and PayPal (+34%), among others. Tech stocks within the systems software (+29%) segment did almost as well. Microsoft (+31%) was a big winner here, as the company continued to grow its Azure cloud-services platform while transitioning more users of its Office software suite to a cloud-based subscription model. The application software (+23%) group was another standout, with Intuit (+37%) helping to lift results. Conversely, interactive home entertainment (-28%) was the MSCI index’s weakest subindustry this period. The group includes gaming-software names Activision Blizzard (-32%) and Electronic Arts (-35%), both of which were big losers the past year and no longer held at period end. Interactive media & services (-13%) stocks also underperformed, reflecting the increased regulatory scrutiny of Facebook (-19%) and Alphabet, whose class A shares returned -13%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	28

Fidelity® MSCI Information Technology Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Apple, Inc.	15.6
Microsoft Corp.	15.4
Visa, Inc. Class A	4.8
Mastercard, Inc. Class A	3.9
Cisco Systems, Inc.	3.8
Intel Corp.	3.5
Adobe, Inc.	2.3
Oracle Corp.	2.2
International Business Machines Corp.	2.0
PayPal Holdings, Inc.	1.9

55.4

Industries as of July 31, 2019

*	Includes short-term investments and net other assets.

29	Annual Report

Fidelity® MSCI Materials Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	-4.02%	5.32%	6.68%
Fidelity MSCI Materials Index ETF – Market PriceB	-3.95%	5.31%	6.48%
MSCI USA IMI Materials IndexA	-3.89%	5.38%	6.76%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Materials Index and the S&P 500 Index performed over the same period.

Annual Report	30

Fidelity® MSCI Materials Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value returned -4.02%, roughly in line with the -3.89% result of the MSCI USA IMI Materials Index. The ETF’s market price returned -3.95% over the same time frame, whereas the broad-market S&P 500® index advanced 7.99%. Materials finished near the bottom of the pack among the 11 S&P 500® sectors, due to investor concerns about trade issues and slowing global economic growth, which in turn hampered demand, commodity pricing and profit margins of materials companies throughout the period. Against this backdrop, defensive groups such as metal & glass containers (+34%) and industrial gases (+22%) performed the best. In the former category, Ball (+82%) was a standout, and in the latter, Air Products & Chemicals (+42%) merits mention. The construction materials segment (+15%) also fared relatively well. On the other hand, two relatively small index groups – silver (-42%) and aluminum (-41%) – notably underperformed. Among segments with a more meaningful index representation, commodity chemicals (-28%) lagged, with stocks such as Westlake Chemical (-36%) weighing on results. The paper packaging (-10%) segment also was weak. The MSCI index’s largest subindustry group, specialty chemicals, returned about -5% the past 12 months, partly reflecting a weak showing by DuPont de Nemours (-28%), which in June began trading once again as a standalone stock after its spin-off from DowDuPont.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

31	Annual Report

Fidelity® MSCI Materials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Linde PLC	11.9
DuPont de Nemours, Inc.	6.1
Ecolab, Inc.	5.9
Air Products & Chemicals, Inc.	5.7
The Sherwin-Williams Co.	4.8
Dow, Inc.	4.2
Newmont Mining Corp.	3.4
PPG Industries, Inc.	3.1
Ball Corp.	2.6
LyondellBasell Industries N.V. Class A	2.6

50.3

Industries as of July 31, 2019

Annual Report	32

Fidelity® MSCI Real Estate Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	13.19%	6.25%
Fidelity MSCI Real Estate Index ETF – Market PriceB	13.28%	5.90%
MSCI USA IMI Real Estate IndexA	13.21%	6.30%
S&P 500 IndexA	7.99%	11.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From February 2, 2015.

B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Real Estate Index ETF – NAV on February 2, 2015, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Real Estate Index and the S&P 500 Index performed over the same period.

33	Annual Report

Fidelity® MSCI Real Estate Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value returned 13.19%, roughly in line with the 13.21% result of the MSCI USA IMI Real Estate Index. The ETF’s market price returned 13.28% over the same time frame, while the broad-market S&P 500® index rose 7.99%. The industrial real estate investment trust (REIT) segment (+25%) led all groups in the MSCI sector index, as owners of specialized distribution facilities – including industry leader Prologis (+27%) – continued to benefit from growth in e-commerce. Among residential REITs (+24%), apartment REITs Equity Residential (+25%) and AvalonBay Communities (+22%) continued to benefit from industry trends boosting demand for apartment living. Health care REITs (+24%) also advanced, driven partly by a robust gain for Welltower (+40%), which specializes in housing for seniors, outpatient medical centers, and post-acute care centers. In contrast, retail REITs (+2%) underperformed the real estate sector, with mall owners Macerich (-40%) and Simon Property Group (-4%) each lagging notably. Among other notable drivers of index performance, wireless infrastructure providers American Tower (+46%), Crown Castle International (+25%) and SBA Communications (+55%) each enjoyed strong results, driven partly by optimism for the growth and rollout of 5G wireless service. Conversely, timber-focused REIT Weyerhaeuser (-22%) suffered amid lower demand from China and a decline in the price of lumber.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	34

Fidelity® MSCI Real Estate Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
American Tower Corp.	7.8
Crown Castle International Corp.	4.6
Prologis, Inc.	4.3
Simon Property Group, Inc.	4.2
Equinix, Inc.	3.4
Public Storage	3.2
Welltower, Inc.	2.7
Equity Residential	2.4
AvalonBay Communities, Inc.	2.4
SBA Communications Corp.	2.3

37.3

Industries as of July 31, 2019

35	Annual Report

Fidelity® MSCI Utilities Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	15.93%	11.59%	11.81%
Fidelity MSCI Utilities Index ETF – Market PriceB	15.98%	11.60%	11.65%
MSCI USA IMI Utilities IndexA	16.07%	11.75%	11.97%
S&P 500 IndexA	7.99%	11.34%	11.98%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Utilities Index and the S&P 500 Index performed over the same period.

Annual Report	36

Fidelity® MSCI Utilities Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value gained 15.93%, roughly in line with the 16.07% advance of the MSCI USA IMI Utilities Index. The ETF’s market price rose 15.98% over the same time frame, while the broad-market S&P 500® index added 7.99%. Amid rising global trade tension, a slowing global economy and several bouts of volatility for the broader market, the perceived safety of the utilities sector appealed to many investors. Water utilities (+27%), considered to be among the most-conservative groups within utilities, led all subindustries. As wind and solar energy became more readily available to consumers and power prices improved, renewable electricity (+23%) also delivered a solid result for the 12 months. Multi-utilities (+17%) and electric utilities (+16%), together representing 86% of the MSCI sector index, also posted double-digit gains. The high-dividend-yielding, regulated companies within these groups performed well, as investors turned to more domestic-oriented stocks with less exposure to ongoing international trade disputes. Among the index’s top contributors overall were electric companies NextEra Energy (+27%), Southern Company (+21%) and American Electric Power (+28%). Conversely, independent power producers & energy traders (+11%), comprising about 4% of the MSCI sector index, lagged the other utility segments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

37	Annual Report

Fidelity® MSCI Utilities Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
NextEra Energy, Inc.	10.6
Duke Energy Corp.	6.7
Dominion Energy, Inc.	6.3
The Southern Co.	6.2
Exelon Corp.	4.7
American Electric Power Co., Inc.	4.6
Sempra Energy	3.9
Xcel Energy, Inc.	3.3
Public Service Enterprise Group, Inc.	3.1
Consolidated Edison, Inc.	2.9

52.3

Industries as of July 31, 2019

Annual Report	38

Fidelity® MSCI Communication Services Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 100.0%

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 12.9%
Alternative Carriers – 3.7%
Bandwidth, Inc. Class A (a)	7,879	$586,985
CenturyLink, Inc.	256,500	3,101,085
Cogent Communications Holdings, Inc.	23,303	1,468,322
GCI Liberty, Inc. Class A (a)	26,994	1,612,351
Globalstar, Inc. (a)	306,948	145,862
Iridium Communications, Inc. (a)	50,938	1,295,863
ORBCOMM, Inc. (a)	39,874	233,662
pdvWireless, Inc. (a)	6,700	298,083
Vonage Holdings Corp. (a)	120,827	1,498,255
Zayo Group Holdings, Inc. (a)	108,343	3,654,409

		13,894,877

Integrated Telecommunication Services – 9.2%
AT&T, Inc.	520,264	17,714,989
ATN International, Inc.	5,922	333,231
Cincinnati Bell, Inc. (a)	22,594	86,309
Consolidated Communications Holdings, Inc.	37,373	176,027
Frontier Communications Corp. (a)	52,673	69,528
Verizon Communications, Inc.	286,698	15,845,799

		34,225,883

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		48,120,760

ENTERTAINMENT – 19.3%
Interactive Home Entertainment – 4.1%
Activision Blizzard, Inc.	119,488	5,823,845
Electronic Arts, Inc. (a)	48,432	4,479,960
Glu Mobile, Inc. (a)	60,712	452,912
Rosetta Stone Inc. (a)	10,947	251,343
Take-Two Interactive Software, Inc. (a)	23,049	2,823,964
Zynga, Inc. Class A (a)	249,382	1,591,057

		15,423,081

Movies & Entertainment – 15.2%
AMC Entertainment Holdings, Inc. Class A	27,526	325,633
Cinemark Holdings, Inc.	36,328	1,450,214
IMAX Corp. (a)	29,356	644,364
Liberty Media Corp-Liberty Braves Class A (a)	4,655	134,529
Liberty Media Corp-Liberty Braves Class C (a)	18,943	544,990
Liberty Media Corp-Liberty Formula One Class C (a)	49,471	1,948,168
Lions Gate Entertainment Corp. Class A	30,643	395,601
Lions Gate Entertainment Corp. Class B	59,964	730,961
Live Nation Entertainment, Inc. (a)	33,009	2,378,629
Netflix, Inc. (a)	45,784	14,787,774

	Shares	Value
The Madison Square Garden Co.
Class A (a)	4,876	$1,414,235
The Marcus Corp.	10,819	378,557
The Walt Disney Co.	195,708	27,988,201
Viacom, Inc. Class B	77,232	2,343,991
World Wrestling Entertainment, Inc. Class A	16,827	1,224,669

		56,690,516

TOTAL ENTERTAINMENT		72,113,597

INTERACTIVE MEDIA & SERVICES – 43.3%
Interactive Media & Services – 43.3%
Alphabet, Inc. Class A (a)	33,824	41,204,397
Alphabet, Inc. Class C (a)	35,784	43,537,677
ANGI Homeservices, Inc. Class A (a)	35,248	488,185
Care.com, Inc. (a)	15,181	166,384
Cargurus, Inc. (a)	33,709	1,256,334
Cars.com, Inc. (a)	34,368	652,992
Eventbrite, Inc. Class A (a)	6,178	109,289
Facebook, Inc. Class A (a)	298,066	57,893,359
IAC/InterActiveCorp. (a)	13,938	3,331,879
Liberty TripAdvisor Holdings, Inc. Class A (a)	38,224	441,487
QuinStreet, Inc. (a)	22,525	366,932
Snap, Inc. Class A (a)	165,832	2,785,978
TripAdvisor, Inc. (a)	32,640	1,441,056
TrueCar, Inc. (a)	44,306	225,074
Twitter, Inc. (a)	119,106	5,039,375
Yelp, Inc. (a)	37,375	1,309,994
Zillow Group, Inc. Class C (a)	38,861	1,941,496

TOTAL INTERACTIVE MEDIA & SERVICES		162,191,888

MEDIA – 21.0%
Advertising – 1.7%
Boston Omaha Corp. Class A (a)	4,547	96,169
Clear Channel Outdoor Holdings, Inc. (a)	18,900	57,267
comScore, Inc. (a)	23,688	78,170
Emerald Expositions Events, Inc.	13,470	143,590
Fluent, Inc. (a)	20,226	105,175
National CineMedia, Inc.	33,363	237,545
Omnicom Group, Inc.	40,591	3,256,210
TechTarget, Inc. (a)	12,590	289,822
The Interpublic Group of Cos., Inc.	89,531	2,052,051

		6,315,999

Broadcasting – 5.3%
AMC Networks, Inc. Class A (a)	21,701	1,158,399
CBS Corp. Class B	61,660	3,176,106
Discovery, Inc. Class A (a)	51,865	1,572,028
Discovery, Inc. Class C (a)	80,596	2,276,031

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity® MSCI Communication Services Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
MEDIA – continued
Broadcasting – continued
Entercom Communications Corp. Class A	65,670	$373,006
Entravision Communications Corp. Class A	34,415	112,193
Fox Corp. Class A	70,269	2,622,439
Fox Corp. Class B (a)	46,769	1,739,807
Gray Television, Inc. (a)	49,632	880,968
Hemisphere Media Group, Inc. (a)	9,452	116,354
Nexstar Media Group, Inc. Class A	14,071	1,432,006
Sinclair Broadcast Group, Inc. Class A	28,831	1,448,758
TEGNA, Inc.	82,457	1,252,522
The E.W. Scripps Co. Class A	25,489	390,746
Tribune Media Co. Class A	29,138	1,354,043

		19,905,406

Cable & Satellite – 12.1%
Altice USA, Inc. Class A (a)	73,533	1,897,887
Cable One, Inc.	1,371	1,668,233
Charter Communications, Inc. Class A (a)	23,411	9,022,131
Comcast Corp. Class A	380,892	16,443,108
DISH Network Corp. Class A (a)	55,032	1,863,383
Liberty Broadband Corp. Class C (a)	22,749	2,263,753
Liberty Global PLC Class A (a)	58,188	1,551,874
Liberty Global PLC Series C (a)	100,896	2,627,332
Liberty Latin America Ltd. Class A (a)	23,129	379,084
Liberty Latin America Ltd. Class C (a)	62,214	1,020,309
Liberty Media Corp-Liberty SiriusXM Class A (a)	34,317	1,428,617
Liberty Media Corp-Liberty SiriusXM Class C (a)	44,965	1,882,235
Loral Space & Communications Ltd. (a)	6,234	229,349
MSG Networks, Inc. Class A (a)	32,464	616,491
Sirius XM Holdings, Inc.	372,545	2,332,132
WideOpenWest, Inc. (a)	13,213	100,287

		45,326,205

Publishing – 1.9%
Gannett Co., Inc.	60,684	622,011
John Wiley & Sons, Inc. Class A	24,222	1,102,343
Meredith Corp.	20,274	1,112,232

	Shares	Value
New Media Investment Group, Inc.	30,608	$329,648
News Corp. Class A	126,175	1,660,463
Scholastic Corp.	16,009	547,027
The New York Times Co. Class A	45,042	1,607,099
Tribune Publishing Co.	8,539	70,617

		7,051,440

TOTAL MEDIA		78,599,050

WIRELESS TELECOMMUNICATION SERVICES – 3.5%
Wireless Telecommunication Services – 3.5%
Boingo Wireless, Inc. (a)	22,605	339,527
Gogo, Inc. (a)	30,316	127,024
Shenandoah Telecommunications Co.	24,941	981,678
Spok Holdings, Inc.	9,783	127,081
Sprint Corp. (a)	432,253	3,168,414
Telephone & Data Systems, Inc.	53,624	1,734,200
T-Mobile US, Inc. (a)	80,083	6,385,018
United States Cellular Corp. (a)	7,026	336,475

TOTAL WIRELESS TELECOMMUNICATION SERVICES		13,199,417

TOTAL COMMON STOCKS (Cost $338,392,868)		374,224,712

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $192,000)	192,000	192,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $338,584,868)		374,416,712

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(27,948)

NET ASSETS – 100.0%		$374,388,764

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Fidelity® MSCI Consumer Discretionary Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AUTO COMPONENTS – 2.6%
Auto Parts & Equipment – 2.5%
Adient PLC	20,901	$496,399
American Axle & Manufacturing
Holdings, Inc. (a)	26,364	318,214
Aptiv PLC	60,265	5,282,227
Autoliv, Inc.	19,278	1,390,908
BorgWarner, Inc.	48,116	1,818,785
Cooper-Standard Holding, Inc. (a)	4,190	207,321
Dana, Inc.	33,607	561,573
Delphi Technologies PLC	20,912	391,891
Dorman Products, Inc. (a)	6,605	474,767
Fox Factory Holding Corp. (a)	8,881	711,191
Garrett Motion, Inc. (a)	17,692	250,696
Gentex Corp.	60,058	1,646,790
Gentherm, Inc. (a)	8,287	339,021
LCI Industries	5,840	535,119
Lear Corp.	13,812	1,751,085
Modine Manufacturing Co. (a)	12,277	168,441
Motorcar Parts of America, Inc. (a)	4,758	85,073
Standard Motor Products, Inc.	4,840	222,688
Stoneridge, Inc. (a)	6,820	222,127
Tenneco, Inc. Class A	12,334	111,499
Tower International, Inc.	5,044	155,355
Veoneer, Inc. (a)	24,862	451,245
Visteon Corp. (a)	6,653	438,300

		18,030,715

Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	11,880	319,810
The Goodyear Tire & Rubber Co.	54,373	746,541

		1,066,351

TOTAL AUTO COMPONENTS		19,097,066

AUTOMOBILES – 4.1%
Automobile Manufacturers – 3.9%
Ford Motor Co.	905,013	8,624,774
General Motors Co.	293,737	11,849,351
Tesla Motors, Inc. (a)	30,007	7,249,991
Thor Industries, Inc.	12,881	767,708
Winnebago Industries, Inc.	7,111	286,573

		28,778,397

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	37,176	1,330,157

TOTAL AUTOMOBILES		30,108,554

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	10,777	403,383
Genuine Parts Co.	33,846	3,287,124
LKQ Corp. (a)	73,431	1,977,497

	Shares	Value
Pool Corp.	9,158	$1,734,250

TOTAL DISTRIBUTORS		7,402,254

DIVERSIFIED CONSUMER SERVICES – 2.0%
Education Services – 1.1%
Adtalem Global Education, Inc. (a)	13,537	641,248
American Public Education, Inc. (a)	4,032	133,137
Bright Horizons Family Solutions, Inc. (a)	13,478	2,049,599
Career Education Corp. (a)	16,463	312,138
Chegg, Inc. (a)	24,306	1,091,826
Graham Holdings Co. Class B	1,010	750,157
Grand Canyon Education, Inc. (a)	11,230	1,221,487
Houghton Mifflin Harcourt Co. (a)	25,482	149,070
K12, Inc. (a)	9,094	271,456
Laureate Education, Inc. Class A (a)	22,863	374,725
Strategic Education, Inc.	5,060	900,629

		7,895,472

Specialized Consumer Services – 0.9%
Carriage Services, Inc.	4,610	88,143
frontdoor, Inc. (a)	19,745	901,162
H&R Block, Inc.	47,626	1,318,764
Regis Corp. (a)	6,934	126,892
Service Corp. International	42,108	1,942,863
ServiceMaster Global Holdings, Inc. (a)	31,565	1,680,205
Sotheby’s (a)	7,617	454,811
Weight Watchers International, Inc. (a)	10,912	236,245

		6,749,085

TOTAL DIVERSIFIED CONSUMER SERVICES		14,644,557

HOTELS, RESTAURANTS & LEISURE – 20.6%
Casinos & Gaming – 2.3%
Boyd Gaming Corp.	19,668	521,005
Caesars Entertainment Corp. (a)	124,748	1,477,016
Churchill Downs, Inc.	8,456	1,011,760
Eldorado Resorts, Inc. (a)	15,388	694,307
Everi Holdings, Inc. (a)	16,842	202,273
Golden Entertainment, Inc. (a)	4,949	69,385
Las Vegas Sands Corp.	80,829	4,885,305
MGM Resorts International	118,271	3,550,496
Monarch Casino & Resort, Inc. (a)	3,069	144,458
Penn National Gaming, Inc. (a)	26,083	509,140
PlayAGS, Inc. (a)	6,971	130,776
Red Rock Resorts, Inc. Class A	16,504	343,943
Scientific Games Corp. Class A (a)	12,103	247,506
Twin River Worldwide Holdings, Inc.	6,667	175,942
Wynn Resorts Ltd.	22,471	2,922,803

		16,886,115

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 4.6%
BBX Capital Corp.	10,679	$46,026
Carnival Corp.	97,685	4,613,663
Choice Hotels International, Inc.	8,467	726,553
Extended Stay America, Inc.	43,671	730,179
Hilton Grand Vacations, Inc. (a)	22,156	724,501
Hilton Worldwide Holdings, Inc.	64,453	6,222,937
Lindblad Expeditions Holdings, Inc. (a)	6,225	117,217
Marriott International, Inc. Class A	67,152	9,338,157
Marriott Vacations Worldwide Corp.	9,329	953,704
Norwegian Cruise Line Holdings Ltd. (a)	50,510	2,497,214
Playa Hotels & Resorts N.V. (a)	14,644	107,341
Royal Caribbean Cruises Ltd.	41,205	4,793,790
Wyndham Destinations, Inc.	21,901	1,030,661
Wyndham Hotels & Resorts, Inc.	22,792	1,288,888

		33,190,831

Leisure Facilities – 0.8%
International Speedway Corp. Class A	5,662	255,243
Planet Fitness, Inc., Class A (a)	19,450	1,529,937
SeaWorld Entertainment, Inc. (a)	13,450	411,166
Six Flags Entertainment Corp.	17,673	933,665
Speedway Motorsports, Inc.	3,187	63,103
Vail Resorts, Inc.	9,347	2,304,222

		5,497,336

Restaurants – 12.9%
Aramark	57,186	2,069,561
Biglari Holdings, Inc. Class B (a)	292	26,514
BJ’s Restaurants, Inc.	5,065	201,081
Bloomin’ Brands, Inc.	20,527	349,575
Brinker International, Inc.	8,873	353,589
Carrols Restaurant Group, Inc. (a)	8,920	83,134
Chipotle Mexican Grill, Inc. (a)	6,088	4,843,187
Chuys Holdings, Inc. (a)	4,232	100,087
Cracker Barrel Old Country Store, Inc.	4,779	830,160
Darden Restaurants, Inc.	28,633	3,480,627
Dave & Buster’s Entertainment, Inc.	9,131	371,175
Del Taco Restaurants, Inc. (a)	8,064	97,736
Denny’s Corp. (a)	14,534	328,323
Dine Brands Global, Inc.	3,936	323,106
Domino’s Pizza, Inc.	9,046	2,212,018
Dunkin’ Brands Group, Inc.	19,228	1,541,316
El Pollo Loco Holdings, Inc. (a)	6,178	60,792
Fiesta Restaurant Group, Inc. (a)	6,078	58,045
Jack in the Box, Inc.	5,491	394,419
McDonald’s Corp.	177,195	37,338,530
Noodles & Co. (a)	6,965	51,611
Papa John’s International, Inc.	4,845	215,215
Red Robin Gourmet Burgers, Inc. (a)	3,220	106,324
Ruth’s Hospitality Group, Inc.	7,114	158,429

	Shares	Value
Shake Shack, Inc. Class A (a)	6,588	$491,860
Starbucks Corp.	287,941	27,265,133
Texas Roadhouse, Inc. Class A	15,909	878,654
The Cheesecake Factory, Inc.	10,044	432,696
Wendy’s Co.	42,714	776,968
Wingstop, Inc.	6,865	656,225
Yum! Brands, Inc.	70,970	7,985,544

		94,081,634

TOTAL HOTELS, RESTAURANTS & LEISURE		149,655,916

HOUSEHOLD DURABLES – 4.4%
Consumer Electronics – 0.7%
Garmin Ltd.	30,782	2,419,157
GoPro, Inc. Class A (a)	27,829	147,216
Roku, Inc. (a)	18,972	1,960,377
Sonos, Inc. (a)	5,324	57,765
Universal Electronics, Inc. (a)	3,376	144,560

		4,729,075

Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	6,235	128,316
Hooker Furniture Corp.	3,096	64,552
La-Z-Boy, Inc.	11,044	364,342
Leggett & Platt, Inc.	30,555	1,221,283
Mohawk Industries, Inc. (a)	14,281	1,780,698
Tempur Sealy International, Inc. (a)	10,851	870,467

		4,429,658

Homebuilding – 2.4%
Beazer Homes U.S.A., Inc. (a)	7,728	90,572
Cavco Industries, Inc. (a)	2,042	362,149
Century Communities, Inc. (a)	6,187	170,576
D.R. Horton, Inc.	82,246	3,777,559
Green Brick Partners, Inc. (a)	6,668	62,746
Installed Building Products, Inc. (a)	5,329	283,929
KB Home	18,400	483,368
Lennar Corp. Class A	66,437	3,160,408
LGI Homes, Inc. (a)	4,574	321,506
M.D.C. Holdings, Inc.	11,366	410,767
M/I Homes, Inc. (a)	6,407	226,616
Meritage Homes Corp. (a)	8,513	534,702
NVR, Inc. (a)	796	2,661,935
PulteGroup, Inc.	61,153	1,926,931
Skyline Champion Corp. (a)	12,071	344,023
Taylor Morrison Home Corp. Class A (a)	24,485	551,402
Toll Brothers, Inc.	32,135	1,155,896
TopBuild Corp. (a)	8,092	656,504
TRI Pointe Group, Inc. (a)	32,907	450,497
William Lyon Homes Class A (a)	7,953	156,197

		17,788,283

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Common Stocks – continued

	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A	2,071	$33,985
Helen of Troy Ltd. (a)	5,974	885,825
iRobot Corp. (a)	6,535	477,709
Whirlpool Corp.	14,753	2,146,266

		3,543,785

Housewares & Specialties – 0.2%
Newell Brands, Inc.	103,264	1,465,316
Tupperware Brands Corp.	11,759	180,030

		1,645,346

TOTAL HOUSEHOLD DURABLES		32,136,147

INTERNET & DIRECT MARKETING RETAIL – 31.0%
Internet & Direct Marketing Retail – 31.0%
1-800-FLOWERS.com, Inc. Class A (a)	6,175	120,907
Amazon.com, Inc. (a)	95,664	178,583,642
Booking Holdings, Inc. (a)	10,425	19,667,909
Duluth Holdings, Inc. Class B (a)	4,979	60,495
eBay, Inc.	201,311	8,292,000
Etsy, Inc. (a)	27,769	1,861,078
Expedia Group, Inc.	32,504	4,314,581
Groupon, Inc. Class A (a)	107,066	337,258
GrubHub, Inc. (a)	21,088	1,426,181
Lands’ End, Inc. (a)	3,284	35,796
MercadoLibre, Inc. (a)	9,944	6,179,401
Overstock.com, Inc. (a)	6,243	140,592
PetMed Express, Inc.	5,234	90,915
Quotient Technology, Inc. (a)	19,387	203,951
Qurate Retail, Inc. (a)	94,471	1,335,820
Shutterfly, Inc. (a)	7,896	400,248
Shutterstock, Inc.	4,639	177,998
Stamps.com, Inc. (a)	4,118	196,635
Stitch Fix, Inc. Class A (a)	10,042	261,895
Waitr Holdings, Inc. (a)	12,858	59,018
Wayfair, Inc. Class A (a)	13,903	1,823,518

TOTAL INTERNET & DIRECT MARKETING RETAIL		225,569,838

LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Acushnet Holdings Corp.	8,130	207,803
American Outdoor Brands Corp. (a)	13,431	129,475
Brunswick Corp.	20,173	991,705
Callaway Golf Co.	20,910	383,489
Hasbro, Inc.	27,717	3,358,192
Johnson Outdoors, Inc. Class A	1,638	111,367
Malibu Boats, Inc. Class A (a)	5,031	151,584
Marine Products Corp.	2,464	39,572
MasterCraft Boat Holdings, Inc. (a)	4,745	78,767

	Shares	Value
Mattel, Inc. (a)	80,080	$1,169,168
Polaris Industries, Inc.	13,489	1,277,004
Sturm, Ruger & Co., Inc.	4,180	236,170
Vista Outdoor, Inc. (a)	14,393	103,629
YETI Holdings, Inc. (a)	4,108	142,794

TOTAL LEISURE PRODUCTS		8,380,719

MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)	7,026	0

MULTILINE RETAIL – 4.2%
Department Stores – 0.7%
Dillard’s, Inc. Class A	2,717	197,743
J.C. Penney Co., Inc. (a)	79,206	63,009
Kohl’s Corp.	38,318	2,063,808
Macy’s, Inc.	71,262	1,619,785
Nordstrom, Inc.	27,384	906,684

		4,851,029

General Merchandise Stores – 3.5%
Big Lots, Inc.	9,581	245,274
Dollar General Corp.	60,885	8,159,808
Dollar Tree, Inc. (a)	55,134	5,609,884
Ollie’s Bargain Outlet Holdings,
Inc. (a)	13,196	1,117,569
Target Corp.	120,837	10,440,317

		25,572,852

TOTAL MULTILINE RETAIL		30,423,881

SPECIALTY RETAIL – 21.5%
Apparel Retail – 4.7%
Abercrombie & Fitch Co. Class A	15,647	296,198
American Eagle Outfitters, Inc.	39,258	694,474
Boot Barn Holdings, Inc. (a)	6,699	209,612
Burlington Stores, Inc. (a)	15,635	2,826,026
Caleres, Inc.	10,332	194,035
Chico’s FAS, Inc.	31,537	100,603
Citi Trends, Inc.	3,351	51,438
Designer Brands, Inc. Class A	16,378	301,028
Express, Inc. (a)	19,078	47,123
Foot Locker, Inc.	26,335	1,081,315
Gap, Inc.	53,418	1,041,651
Genesco, Inc. (a)	4,869	191,741
Guess?, Inc.	13,581	228,840
L Brands, Inc.	54,193	1,406,308
Ross Stores, Inc.	85,825	9,100,025
Shoe Carnival, Inc.	3,158	80,150
Tailored Brands, Inc.	13,115	63,870
The Buckle, Inc.	7,220	146,927
The Cato Corp. Class A	5,829	83,763
The Children’s Place Retail Stores, Inc.	3,783	369,486

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
The TJX Cos., Inc.	285,517	$15,577,807
Urban Outfitters, Inc. (a)	16,225	386,317
Zumiez, Inc. (a)	5,042	124,890

		34,603,627

Automotive Retail – 3.3%
Advance Auto Parts, Inc.	16,628	2,504,842
America’s Car-Mart, Inc. (a)	1,547	139,478
Asbury Automotive Group, Inc. (a)	4,622	425,594
AutoNation, Inc. (a)	12,672	616,873
AutoZone, Inc. (a)	5,779	6,490,048
Camping World Holdings, Inc. Class A	8,311	97,488
CarMax, Inc. (a)	39,435	3,460,816
Carvana Co. (a)	10,884	691,787
Group 1 Automotive, Inc.	4,119	345,831
Lithia Motors, Inc. Class A	5,214	687,622
Monro, Inc.	7,757	653,217
Murphy USA, Inc. (a)	7,185	634,867
O’Reilly Automotive, Inc. (a)	18,151	6,911,175
Penske Automotive Group, Inc.	9,020	414,649
Sonic Automotive, Inc. Class A	5,641	155,522

		24,229,809

Computer & Electronics Retail – 0.7%
Best Buy Co., Inc.	56,133	4,295,859
Conn’s, Inc. (a)	4,778	99,382
GameStop Corp. Class A	23,507	94,498
Rent-A-Center, Inc. (a)	10,598	286,464

		4,776,203

Home Improvement Retail – 10.4%
Floor & Decor Holdings, Inc. Class A (a)	15,978	625,539
Lowe’s Cos., Inc.	185,526	18,812,336
Lumber Liquidators Holdings, Inc. (a)	7,408	64,968
The Home Depot, Inc.	261,527	55,885,704
Tile Shop Holdings, Inc.	11,996	31,070

		75,419,617

Homefurnishing Retail – 0.5%
Aarons, Inc. Class A	15,692	989,381
At Home Group, Inc. (a)	12,243	73,336
Bed Bath & Beyond, Inc.	32,649	317,022
Haverty Furniture Companies, Inc.	4,595	83,215
RH (a)	4,442	619,215
Sleep Number Corp. (a)	7,213	354,663
Williams-Sonoma, Inc.	18,677	1,245,382

		3,682,214

Specialty Stores – 1.9%
Barnes & Noble, Inc.	13,019	84,884
Dick’s Sporting Goods, Inc.	17,297	642,929
Five Below, Inc. (a)	12,991	1,525,923
Hibbett Sports, Inc. (a)	4,647	85,505

	Shares	Value
MarineMax, Inc. (a)	5,764	$88,996
National Vision Holdings, Inc. (a)	15,631	493,783
Office Depot, Inc.	129,119	263,403
Party City Holdings, Inc. (a)	14,234	90,813
Sally Beauty Holdings, Inc. (a)	28,537	392,098
Signet Jewelers Ltd.	12,477	226,333
The Container Store Group, Inc. (a)	5,661	34,589
The Michaels Cos., Inc. (a)	23,003	158,031
Tiffany & Co., Inc.	25,460	2,391,203
Tractor Supply Co.	28,133	3,061,152
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,057	4,560,157
Winmark Corp.	649	109,687

		14,209,486

TOTAL SPECIALTY RETAIL		156,920,956

TEXTILES, APPAREL & LUXURY GOODS – 7.3%
Apparel, Accessories & Luxury Goods – 3.3%
Capri Holdings Ltd. (a)	35,116	1,249,778
Carter’s, Inc.	10,630	988,803
Columbia Sportswear Co.	7,173	760,195
Fossil Group, Inc. (a)	11,020	121,661
G-III Apparel Group Ltd. (a)	9,861	282,616
Hanesbrands, Inc.	84,194	1,354,681
Kontoor Brands, Inc. (a)	11,198	328,437
Lululemon Athletica, Inc. (a)	26,076	4,982,863
Movado Group, Inc.	4,113	108,295
Oxford Industries, Inc.	4,032	295,102
PVH Corp.	17,619	1,566,681
Ralph Lauren Corp.	12,282	1,280,153
Tapestry, Inc.	67,345	2,082,981
Under Armour, Inc. Class A (a)	43,657	1,007,167
Under Armour, Inc. Class C (a)	44,946	914,202
Vera Bradley, Inc. (a)	6,270	73,673
VF Corp.	77,900	6,807,681

		24,204,969

Footwear – 4.0%
Crocs, Inc. (a)	15,400	351,890
Deckers Outdoor Corp. (a)	6,785	1,060,360
NIKE, Inc. Class B	291,453	25,073,702
Skechers U.S.A., Inc. Class A (a)	31,207	1,183,994
Steven Madden Ltd.	19,130	660,176
Wolverine World Wide, Inc.	21,477	583,100

		28,913,222

Textiles – 0.0%
Unifi, Inc. (a)	3,602	67,393

TOTAL TEXTILES, APPAREL & LUXURY GOODS		53,185,584

TOTAL COMMON STOCKS (Cost $695,842,619)		727,525,472

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $637,000)	637,000	$637,000

TOTAL INVESTMENT IN SECURITIES –100.0% (Cost $696,479,619)		728,162,472

NET OTHER ASSETS (LIABILITIES) – 0.0%		294,577

NET ASSETS – 100.0%		$728,457,049

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
BEVERAGES – 20.7%
Brewers – 0.7%
Molson Coors Brewing Co. Class B	57,119	$3,083,855
The Boston Beer Co., Inc. Class A (a)	2,728	1,070,249

		4,154,104

Distillers & Vintners – 2.9%
Brown-Forman Corp. Class B	100,982	5,534,823
Constellation Brands, Inc. Class A	50,567	9,952,597
MGP Ingredients, Inc.	3,759	187,912

		15,675,332

Soft Drinks – 17.1%
Coca-Cola Bottling Co. Consolidated	1,470	431,489
Monster Beverage Corp. (a)	126,379	8,147,654
National Beverage Corp.	3,261	141,951
PepsiCo, Inc.	191,174	24,433,949
Primo Water Corp. (a)	9,143	135,042
The Coca-Cola Co.	1,147,215	60,377,926

		93,668,011

TOTAL BEVERAGES		113,497,447

FOOD & STAPLES RETAILING – 21.2%
Drug Retail – 2.3%
Rite Aid Corp. (a)	14,702	102,473
Walgreens Boots Alliance, Inc.	226,712	12,353,537

		12,456,010

Food Distributors – 2.7%
Performance Food Group Co. (a)	29,300	1,284,805
SpartanNash Co.	10,038	118,649
Sysco Corp.	147,922	10,143,012
The Andersons, Inc.	8,615	231,313
The Chefs’ Warehouse, Inc. (a)	7,107	259,192
United Natural Foods, Inc. (a)	14,311	141,106
US Foods Holding Corp. (a)	70,272	2,485,521

		14,663,598

Food Retail – 1.4%
Casey’s General Stores, Inc.	13,413	2,171,699
Ingles Markets, Inc. Class A	3,558	112,006
Sprouts Farmers Market, Inc. (a)	34,644	586,523
The Kroger Co.	222,154	4,700,779
Village Super Market, Inc. Class A	2,445	61,198
Weis Markets, Inc.	4,508	164,316

		7,796,521

Hypermarkets & Super Centers – 14.8%
BJ’s Wholesale Club Holdings, Inc. (a)	32,795	772,650
Costco Wholesale Corp.	125,723	34,653,030
PriceSmart, Inc.	6,381	389,241
Walmart, Inc.	412,199	45,498,526

		81,313,447

TOTAL FOOD & STAPLES RETAILING		116,229,576

	Shares	Value
FOOD PRODUCTS – 21.1%
Agricultural Products – 2.7%
Archer-Daniels-Midland Co.	176,480	$7,249,798
Bunge Ltd.	54,160	3,164,569
Darling Ingredients, Inc. (a)	86,761	1,763,851
Fresh Del Monte Produce, Inc.	8,862	268,784
Ingredion, Inc.	29,189	2,256,018

		14,703,020

Packaged Foods & Meats – 18.4%
B&G Foods, Inc.	20,069	366,861
Calavo Growers, Inc.	6,409	566,812
Cal-Maine Foods, Inc.	29,350	1,167,250
Campbell Soup Co.	66,209	2,737,080
Conagra Brands, Inc.	147,241	4,250,848
Farmer Bros Co. (a)	3,037	49,321
Flowers Foods, Inc.	87,928	2,083,894
Freshpet, Inc. (a)	12,047	543,922
General Mills, Inc.	181,850	9,658,053
Hormel Foods Corp.	102,015	4,181,595
Hostess Brands, Inc. (a)	78,851	1,113,376
J&J Snack Foods Corp.	8,705	1,617,737
John B Sanfilippo & Son, Inc.	2,362	205,281
Kellogg Co.	86,146	5,015,420
Lamb Weston Holdings, Inc.	53,201	3,570,851
Lancaster Colony Corp.	10,772	1,678,493
Landec Corp. (a)	7,328	81,854
McCormick & Co., Inc. (non-vtg.)	39,344	6,237,598
Mondelez International, Inc. Class A	417,639	22,339,510
Pilgrim’s Pride Corp. (a)	26,548	718,389
Post Holdings, Inc. (a)	25,212	2,703,231
Sanderson Farms, Inc.	6,838	895,915
Seaboard Corp.	211	861,226
The Hain Celestial Group, Inc. (a)	25,960	565,149
The Hershey Co.	46,704	7,086,865
The JM Smucker Co.	39,086	4,345,972
The Kraft Heinz Co.	190,827	6,108,372
The Simply Good Foods Co. (a)	48,039	1,308,102
Tootsie Roll Industries, Inc.	11,644	435,020
TreeHouse Foods, Inc. (a)	19,788	1,174,220
Tyson Foods, Inc. Class A	92,550	7,357,725

		101,025,942

TOTAL FOOD PRODUCTS		115,728,962

HOUSEHOLD PRODUCTS – 21.8%
Household Products – 21.8%
Central Garden and Pet Co. (a)	2,974	90,350
Central Garden and Pet Co.
Class A (a)	11,682	321,839
Church & Dwight Co., Inc.	79,429	5,992,124
Colgate-Palmolive Co.	239,270	17,165,230
Energizer Holdings, Inc.	18,519	779,280

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Common Stocks – continued

	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Kimberly-Clark Corp.	102,014	$13,838,199
Spectrum Brands Holdings, Inc.	11,223	562,385
The Clorox Co.	40,774	6,629,852
The Procter & Gamble Co.	616,634	72,787,477
WD-40 Co.	8,434	1,531,277

TOTAL HOUSEHOLD PRODUCTS		119,698,013

PERSONAL PRODUCTS – 3.3%
Personal Products – 3.3%
Avon Products, Inc. (a)	122,757	521,717
Coty, Inc. Class A	83,683	912,982
Edgewell Personal Care Co. (a)	15,099	459,463
elf Beauty, Inc. (a)	6,118	101,498
Herbalife Nutrition Ltd. (a)	38,775	1,590,550
Inter Parfums, Inc.	16,681	1,155,660
Medifast, Inc.	3,314	370,008
Nu Skin Enterprises, Inc. Class A	15,452	617,771
The Estee Lauder Cos., Inc.	65,237	12,016,003
USANA Health Sciences, Inc. (a)	3,908	265,939

TOTAL PERSONAL PRODUCTS		18,011,591

TOBACCO – 11.6%
Tobacco – 11.6%
Altria Group, Inc.	539,505	25,394,500

	Shares	Value
Philip Morris International, Inc.	442,834	$37,025,351
Turning Point Brands, Inc.	3,277	121,675
Universal Corp.	6,975	415,013
Vector Group Ltd.	31,451	363,259

TOTAL TOBACCO		63,319,798

TOTAL COMMON STOCKS (Cost $524,582,953)		546,485,387

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $471,000)	471,000	471,000

TOTAL INVESTMENT IN SECURITIES –99.8% (Cost $525,053,953)		546,956,387

NET OTHER ASSETS (LIABILITIES) – 0.2%		1,113,557

NET ASSETS – 100.0%		$548,069,944

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity® MSCI Energy Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.9%
Oil & Gas Drilling – 1.1%
Diamond Offshore Drilling, Inc. (a)	23,147	$209,249
Helmerich & Payne, Inc.	37,352	1,855,647
Nabors Industries Ltd.	116,230	344,041
Noble Corp. PLC (a)	84,953	189,445
Patterson-UTI Energy, Inc.	72,996	848,944
Transocean Ltd. (a)	176,755	1,074,670
Valaris PLC	67,313	551,293

		5,073,289

Oil & Gas Equipment & Services – 9.8%
Apergy Corp. (a)	26,353	857,263
Archrock, Inc.	44,852	492,475
Baker Hughes a GE Co.	175,258	4,449,801
C&J Energy Services, Inc. (a)	22,657	247,868
Cactus, Inc. Class A (a)	15,771	463,194
Core Laboratories N.V.	15,084	756,764
Covia Holdings Corp. (a)	11,584	20,156
DMC Global, Inc.	5,062	264,439
Dril-Quip, Inc. (a)	12,447	654,961
Exterran Corp. (a)	10,475	142,984
Forum Energy Technologies, Inc. (a)	26,186	68,607
Frank’s International N.V. (a)	30,827	175,714
FTS International, Inc. (a)	11,342	45,028
Halliburton Co.	297,865	6,850,895
Helix Energy Solutions Group, Inc. (a)	48,273	422,871
Keane Group, Inc. (a)	16,333	102,734
KLX Energy Services Holdings, Inc. (a)	6,847	107,635
Liberty Oilfield Services, Inc. Class A	19,085	270,053
Mammoth Energy Services, Inc.	4,663	30,216
Matrix Service Co. (a)	9,248	169,886
McDermott International, Inc. (a)	61,908	397,449
National Oilwell Varco, Inc.	130,895	3,117,919
Newpark Resources, Inc. (a)	31,028	236,744
Nine Energy Service, Inc. (a)	5,792	74,543
Oceaneering International, Inc. (a)	33,573	518,703
Oil States International, Inc. (a)	19,619	292,715
ProPetro Holding Corp. (a)	28,991	525,607
RPC, Inc.	21,973	135,793
Schlumberger Ltd.	473,138	18,911,326
SEACOR Holdings, Inc. (a)	5,944	283,172
Select Energy Services, Inc. Class A (a)	20,639	209,899
Solaris Oilfield Infrastructure, Inc. Class A	10,726	153,489
Superior Energy Services, Inc. (a)	53,010	48,091
TechnipFMC PLC	145,986	4,020,454
TETRA Technologies, Inc. (a)	43,139	67,297
Tidewater, Inc. (a)	11,818	271,696

	Shares	Value
US Silica Holdings, Inc.	23,644	$327,706

		46,186,147

TOTAL ENERGY EQUIPMENT & SERVICES		51,259,436

OIL, GAS & CONSUMABLE FUELS – 88.9%
Coal & Consumable Fuels – 0.3%
Arch Coal, Inc. Class A	5,732	511,065
CONSOL Energy, Inc. (a)	9,441	202,887
Contura Energy, Inc. (a)	6,513	233,361
Peabody Energy Corp.	25,922	545,918

		1,493,231

Integrated Oil & Gas – 42.9%
Chevron Corp.	648,635	79,853,455
Exxon Mobil Corp.	1,446,410	107,555,048
Occidental Petroleum Corp.	255,878	13,141,894
Unit Corp. (a)	18,583	120,789

		200,671,186

Oil & Gas Exploration & Production – 25.0%
Anadarko Petroleum Corp.	170,543	12,562,197
Antero Resources Corp. (a)	89,265	411,512
Apache Corp.	127,935	3,124,173
Berry Petroleum Corp.	22,435	219,863
Bonanza Creek Energy, Inc. (a)	5,274	114,973
Cabot Oil & Gas Corp.	144,528	2,769,156
California Resources Corp. (a)	15,760	241,286
Callon Petroleum Co. (a)	77,713	382,348
Carrizo Oil & Gas, Inc. (a)	31,516	300,347
Centennial Resource Development, Inc. Class A (a)	62,945	374,523
Chaparral Energy, Inc. Class A (a)	13,240	47,002
Chesapeake Energy Corp. (a)	389,255	704,552
Cimarex Energy Co.	34,579	1,752,118
CNX Resources Corp. (a)	67,608	555,738
Concho Resources, Inc.	68,478	6,688,931
ConocoPhillips	387,259	22,879,262
Continental Resources, Inc. (a)	32,090	1,192,785
Denbury Resources, Inc. (a)	157,705	178,207
Devon Energy Corp.	149,666	4,040,982
Diamondback Energy, Inc.	53,310	5,513,853
EOG Resources, Inc.	198,016	16,999,674
EQT Corp.	86,826	1,311,941
Extraction Oil & Gas, Inc. (a)	38,190	141,685
Gran Tierra Energy, Inc. (a)	131,442	214,250
Gulfport Energy Corp. (a)	53,107	200,744
Hess Corp.	93,104	6,036,863
HighPoint Resources Corp. (a)	40,053	50,066
Jagged Peak Energy, Inc. (a)	21,997	161,458
Kosmos Energy Ltd.	95,149	571,845
Laredo Petroleum, Inc. (a)	51,811	172,013
Magnolia Oil & Gas Corp. Class A (a)	37,662	421,061

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Common Stocks – continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Marathon Oil Corp.	279,417	$3,931,397
Matador Resources Co. (a)	37,612	663,100
Montage Resources Corp. (a)	7,492	25,023
Murphy Oil Corp.	56,016	1,346,625
Noble Energy, Inc.	165,009	3,643,399
Northern Oil and Gas, Inc. (a)	72,107	116,813
Oasis Petroleum, Inc. (a)	97,287	473,788
Parsley Energy, Inc. Class A (a)	95,700	1,587,663
PDC Energy, Inc. (a)	22,591	649,039
Penn Virginia Corp. (a)	3,616	123,812
Pioneer Natural Resources Co.	57,477	7,934,125
QEP Resources, Inc. (a)	80,860	400,257
Range Resources Corp.	72,518	412,627
Ring Energy, Inc. (a)	19,754	48,397
Roan Resources, Inc. (a)	24,377	29,252
SandRidge Energy, Inc. (a)	10,470	70,673
SM Energy Co.	36,161	360,525
Southwestern Energy Co. (a)	184,579	406,074
SRC Energy, Inc. (a)	82,763	337,673
Talos Energy, Inc. (a)	7,445	153,218
Tellurian, Inc. (a)	33,035	203,826
Texas Pacific Land Trust	2,120	1,690,064
W&T Offshore, Inc. (a)	33,632	151,008
Whiting Petroleum Corp. (a)	31,116	550,131
WPX Energy, Inc. (a)	143,424	1,497,347

		117,141,264

Oil & Gas Refining & Marketing – 10.4%
Clean Energy Fuels Corp. (a)	48,777	130,235
CVR Energy, Inc.	10,316	547,470
Delek US Holdings, Inc.	27,917	1,202,664
Green Plains, Inc.	13,496	136,175
HollyFrontier Corp.	55,381	2,756,312
Marathon Petroleum Corp.	229,957	12,967,275
Par Pacific Holdings, Inc. (a)	11,015	254,006
PBF Energy, Inc. Class A	38,780	1,083,125
Phillips 66	155,668	15,965,310
Renewable Energy Group, Inc. (a)	12,791	173,830
REX American Resources Corp. (a)	1,910	142,486

	Shares	Value
Valero Energy Corp.	142,563	$12,153,496
World Fuel Services Corp.	22,776	889,175

		48,401,559

Oil & Gas Storage & Transportation – 10.3%
Antero Midstream Corp.	77,616	707,858
Cheniere Energy, Inc. (a)	79,094	5,152,974
EnLink Midstream LLC	91,388	877,325
Equitrans Midstream Corp.	73,686	1,222,451
International Seaways, Inc. (a)	6,992	118,934
Kinder Morgan, Inc.	695,482	14,340,839
ONEOK, Inc.	140,514	9,847,221
Plains GP Holdings LP Class A (a)	51,648	1,247,816
SemGroup Corp. Class A	23,074	292,347
Tallgrass Energy LP	47,988	919,930
Targa Resources Corp.	78,271	3,045,524
The Williams Cos., Inc.	413,400	10,186,176

		47,959,395

TOTAL OIL, GAS & CONSUMABLE FUELS		415,666,635

TOTAL COMMON STOCKS (Cost $582,351,505)		466,926,071

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $238,000)	238,000	238,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $582,589,505)		467,164,071

NET OTHER ASSETS (LIABILITIES) – 0.1%		464,044

NET ASSETS – 100.0%		$467,628,115

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity® MSCI Financials Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
BANKS – 43.4%
Diversified Banks – 28.3%
Bank of America Corp.	2,642,046	$81,057,971
Citigroup, Inc.	677,087	48,181,511
JPMorgan Chase & Co.	942,771	109,361,436
US Bancorp	437,832	25,022,099
Wells Fargo & Co.	1,244,444	60,243,534

		323,866,551

Regional Banks – 15.1%
1st Source Corp.	5,316	249,586
Allegiance Bancshares, Inc. (a)	3,639	122,125
Amalgamated Bank Class A	4,134	70,939
Ameris Bancorp	19,069	758,374
Arrow Financial Corp.	3,934	130,845
Associated Banc-Corp	47,408	1,027,331
Atlantic Capital Bancshares, Inc. (a)	7,220	132,776
Atlantic Union Bankshares Corp.	21,267	808,784
Banc of California, Inc.	13,035	203,737
Bancfirst Corp.	5,181	302,260
BancorpSouth Bank	28,663	856,737
Bank of Hawaii Corp.	11,931	1,017,118
Bank of Marin Bancorp	3,531	154,375
Bank OZK	37,951	1,160,542
BankUnited, Inc.	28,441	978,655
Banner Corp.	10,274	608,837
Bar Harbor Bankshares	4,716	119,739
BB&T Corp.	219,884	11,330,623
Berkshire Hills Bancorp, Inc.	12,815	420,332
BOK Financial Corp.	9,256	774,542
Boston Private Financial Holdings, Inc.	25,205	290,866
Bridge Bancorp, Inc.	4,572	133,548
Brookline Bancorp, Inc.	24,001	355,935
Bryn Mawr Bank Corp.	5,844	216,696
Byline Bancorp, Inc. (a)	4,824	92,187
Cadence BanCorp	38,344	657,216
Camden National Corp.	4,577	204,638
Carolina Financial Corp.	6,095	214,056
Cathay General Bancorp	22,175	825,354
CBTX, Inc.	5,522	166,433
CenterState Banks, Inc.	33,787	821,700
Central Pacific Financial Corp.	8,128	239,532
Century Bancorp, Inc. Class A	831	69,596
CIT Group, Inc.	29,084	1,470,196
Citizens Financial Group, Inc.	132,360	4,931,734
City Holding Co.	4,856	376,097
Columbia Banking System, Inc.	21,647	816,308
Comerica, Inc.	45,762	3,349,778
Commerce Bancshares, Inc.	28,784	1,750,931
Community Bank System, Inc.	15,245	1,006,018
Community Trust Bancorp, Inc.	4,685	198,129
ConnectOne Bancorp, Inc.	9,714	222,062

	Shares	Value
Cullen/Frost Bankers, Inc.	17,265	$1,639,139
Customers Bancorp, Inc. (a)	8,751	180,446
CVB Financial Corp.	32,438	713,960
Eagle Bancorp, Inc.	9,430	380,123
East West Bancorp, Inc.	41,771	2,005,426
Enterprise Financial Services Corp.	7,274	303,180
Equity Bancshares, Inc. Class A (a)	4,466	118,304
FB Financial Corp.	5,028	191,114
Fifth Third Bancorp	232,674	6,908,091
Financial Institutions, Inc.	4,463	137,416
First BanCorp	64,238	691,201
First BanCorp/NC	8,593	317,425
First Busey Corp.	14,432	390,097
First Citizens BancShares, Inc. Class A	1,962	916,293
First Commonwealth Financial Corp.	29,439	405,375
First Community Bancshares, Inc.	4,230	139,886
First Financial Bancorp	28,823	734,698
First Financial Bankshares, Inc.	31,274	1,024,223
First Financial Corp.	3,025	131,315
First Foundation, Inc.	10,900	163,936
First Hawaiian, Inc.	38,991	1,043,399
First Horizon National Corp.	91,489	1,500,420
First Interstate Bancsystem, Inc. Class A	11,691	467,991
First Merchants Corp.	16,188	637,969
First Mid-Illinois Bancshares, Inc.	3,839	130,833
First Midwest Bancorp, Inc.	31,429	679,809
First Republic Bank	48,008	4,770,075
Flushing Financial Corp.	8,001	162,900
FNB Corp.	93,580	1,127,639
Franklin Financial Network, Inc.	4,107	121,157
Fulton Financial Corp.	49,094	834,598
German American Bancorp, Inc.	6,788	214,161
Glacier Bancorp, Inc.	24,851	1,041,505
Great Southern Bancorp, Inc.	3,306	198,228
Great Western Bancorp, Inc.	16,628	562,359
Hancock Whitney Corp.	24,565	1,019,939
Hanmi Financial Corp.	9,306	199,986
HarborOne Bancorp, Inc. (a)	4,615	88,377
Heartland Financial USA, Inc.	9,056	435,503
Heritage Commerce Corp.	12,363	152,930
Heritage Financial Corp.	10,449	298,005
Hilltop Holdings, Inc.	21,500	487,620
Home BancShares, Inc.	46,069	906,177
HomeTrust Bancshares, Inc.	5,084	132,845
Hope Bancorp, Inc.	36,612	540,027
Horizon Bancorp, Inc.	10,941	190,592
Huntington Bancshares, Inc.	300,972	4,288,851
Iberiabank Corp.	15,841	1,244,627
Independent Bank Corp./MA	9,804	762,359
Independent Bank Corp./MI	6,121	133,071

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Common Stocks – continued

	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Group, Inc.	10,104	$574,008
International Bancshares Corp.	16,194	609,380
Investors Bancorp, Inc.	69,548	790,065
KeyCorp	289,995	5,327,208
Lakeland Bancorp, Inc.	13,774	225,618
Lakeland Financial Corp.	7,249	333,382
LegacyTexas Financial Group, Inc.	14,013	598,916
Live Oak Bancshares, Inc.	7,202	140,223
M&T Bank Corp.	37,829	6,213,413
Mercantile Bank Corp.	4,376	147,034
Midland States Bancorp, Inc.	6,381	173,053
National Bank Holdings Corp. Class A	8,435	306,022
NBT Bancorp, Inc.	12,638	489,091
Nicolet Bankshares, Inc. (a)	2,499	164,209
OFG Bancorp	14,683	332,276
Old Line Bancshares, Inc.	4,154	117,309
Old National Bancorp	45,509	801,413
Opus Bank	7,526	168,658
Origin Bancorp, Inc.	5,021	174,781
Pacific Premier Bancorp, Inc.	16,224	513,165
PacWest Bancorp	34,766	1,343,011
Park National Corp.	4,030	381,198
Peapack Gladstone Financial Corp.	4,950	140,729
Peoples Bancorp, Inc.	5,353	173,491
People’s United Financial, Inc.	114,517	1,880,369
People’s Utah Bancorp	4,741	143,652
Pinnacle Financial Partners, Inc.	21,100	1,281,614
Popular, Inc.	28,824	1,659,109
Preferred Bank	4,471	242,283
Prosperity Bancshares, Inc.	19,149	1,328,749
QCR Holdings, Inc.	4,525	173,127
Regions Financial Corp.	292,597	4,661,070
Renasant Corp.	13,522	485,305
Republic Bancorp, Inc. Class A	2,917	139,345
Republic First Bancorp, Inc. (a)	13,075	56,876
S&T Bancorp, Inc.	10,416	396,537
Sandy Spring Bancorp, Inc.	10,263	373,984
Seacoast Banking Corp. of Florida (a)	14,793	400,003
ServisFirst Bancshares, Inc.	13,205	449,762
Signature Bank	15,866	2,022,280
Simmons First National Corp. Class A	27,455	706,966
South State Corp.	10,210	817,515
Southside Bancshares, Inc.	9,232	319,612
Sterling Bancorp/DE	62,376	1,362,916
Stock Yards Bancorp, Inc.	6,282	240,287
SunTrust Banks, Inc.	127,406	8,485,240
SVB Financial Group (a)	15,103	3,503,443
Synovus Financial Corp.	45,894	1,751,774
TCF Financial Corp.	44,996	962,014

	Shares	Value
TCF Financial Corp.	20,618	$866,781
Texas Capital Bancshares, Inc. (a)	14,491	911,919
The Bancorp, Inc. (a)	14,709	142,383
The First Bancshares, Inc.	4,699	156,054
The First of Long Island Corp.	7,444	164,661
The PNC Financial Services Group, Inc.	131,906	18,849,367
Tompkins Financial Corp.	4,025	329,929
Towne Bank	20,856	586,888
Trico Bancshares	7,901	298,263
TriState Capital Holdings, Inc. (a)	6,763	142,023
Triumph Bancorp, Inc. (a)	7,320	228,457
Trustmark Corp.	17,622	626,286
UMB Financial Corp.	13,657	932,227
Umpqua Holdings Corp.	63,549	1,109,566
United Bankshares, Inc.	29,416	1,105,747
United Community Banks, Inc.	23,355	670,289
Univest Financial Corp.	8,365	229,703
Valley National Bancorp	95,596	1,066,851
Veritex Holdings, Inc.	12,398	317,265
Washington Trust Bancorp, Inc.	4,524	227,241
Webster Financial Corp.	26,604	1,356,804
WesBanco, Inc.	15,792	577,671
Westamerica BanCorp.	8,019	514,018
Western Alliance Bancorp (a)	28,549	1,411,463
Wintrust Financial Corp.	16,276	1,164,385
Zions Bancorp NA	53,516	2,411,966

		171,982,559

TOTAL BANKS		495,849,110

CAPITAL MARKETS – 19.8%
Asset Management & Custody Banks – 6.4%
Affiliated Managers Group, Inc.	14,920	1,279,987
Ameriprise Financial, Inc.	38,987	5,672,998
Ares Management Corp. Class A	22,284	651,807
Artisan Partners Asset Management, Inc. Class A	14,870	440,003
Associated Capital Group, Inc. Class A	1,076	40,210
BlackRock, Inc.	34,232	16,009,622
Blucora, Inc. (a)	13,856	414,849
Brihgtsphere Investment Group (a)	22,502	240,771
Cohen & Steers, Inc.	6,747	353,340
Diamond Hill Investment Group, Inc.	935	131,788
Eaton Vance Corp.	33,219	1,478,246
Federated Investors, Inc. Class B	27,611	959,482
Franklin Resources, Inc.	87,790	2,864,588
GAMCO Investors, Inc. Class A	1,580	32,074
Hamilton Lane, Inc. Class A	5,523	324,200
Invesco Ltd.	113,992	2,187,507
Janus Henderson Group PLC	49,537	994,208

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity® MSCI Financials Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
KKR & Co., Inc. Class A	139,741	$3,738,072
Legg Mason, Inc.	24,488	922,218
Northern Trust Corp.	59,698	5,850,404
Pzena Investment Management, Inc. Class A	4,695	38,217
SEI Investments Co.	37,649	2,243,504
State Street Corp.	108,925	6,327,453
T Rowe Price Group, Inc.	67,951	7,704,964
The Bank of New York Mellon Corp.	247,044	11,591,305
Victory Capital Holdings, Inc. Class A (a)	3,774	67,441
Virtus Investment Partners, Inc.	2,089	223,857
Waddell & Reed Financial, Inc. Class A	22,012	385,210
Westwood Holdings Group, Inc.	2,259	70,707
WisdomTree Investments, Inc.	34,911	216,448

		73,455,480

Financial Exchanges and Data – 7.2%
CBOE Holdings, Inc.	32,035	3,501,746
CME Group, Inc.	103,021	20,029,343
Donnelley Financial Solutions, Inc. (a)	9,445	128,735
FactSet Research Systems, Inc.	11,005	3,051,687
Intercontinental Exchange, Inc.	163,691	14,381,891
MarketAxess Holdings, Inc.	10,824	3,648,121
Moody’s Corp.	49,415	10,591,611
Morningstar, Inc.	5,536	841,361
MSCI, Inc.	24,210	5,501,480
Nasdaq, Inc.	33,326	3,211,627
S&P Global, Inc.	71,581	17,533,766

		82,421,368

Investment Banking & Brokerage – 6.2%
B. Riley Financial, Inc.	3,949	74,478
BGC Partners, Inc. Class A	75,667	416,925
Cowen, Inc. Class A (a)	7,835	137,583
E*TRADE Financial Corp.	70,729	3,450,868
Evercore Partners, Inc. Class A	11,831	1,021,843
Greenhill & Co., Inc.	4,573	75,912
Houlihan Lokey, Inc.	9,920	456,320
Interactive Brokers Group, Inc. Class A	20,578	1,054,828
INTL. FCStone, Inc. (a)	4,719	192,441
Ladenburg Thalmann Financial Services, Inc.	30,637	94,668
LPL Financial Holdings, Inc.	24,216	2,030,996
Moelis & Co. Class A	13,045	475,360
Morgan Stanley	369,016	16,443,353
Piper Jaffray Cos.	3,944	304,871
PJT Partners, Inc. Class A	5,768	243,179
Raymond James Financial, Inc.	36,444	2,939,937
Stifel Financial Corp.	21,425	1,281,429

	Shares	Value
TD Ameritrade Holding Corp.	80,572	$4,117,229
The Charles Schwab Corp.	345,409	14,928,577
The Goldman Sachs Group, Inc.	95,435	21,008,107
Virtu Financial, Inc. Class A	13,635	295,607

		71,044,511

TOTAL CAPITAL MARKETS		226,921,359

CONSUMER FINANCE – 5.7%
Consumer Finance – 5.7%
Ally Financial, Inc.	115,602	3,804,462
American Express Co.	206,410	25,671,212
Capital One Financial Corp.	134,720	12,450,822
Credit Acceptance Corp. (a)	2,988	1,428,354
Curo Group Holdings Corp. (a)	3,899	48,426
Discover Financial Services	94,410	8,472,353
Encore Capital Group, Inc. (a)	7,491	269,526
Enova International, Inc. (a)	9,669	260,580
Ezcorp, Inc. Class A (a)	15,129	149,021
FirstCash, Inc.	12,559	1,263,938
Green Dot Corp. Class A (a)	14,502	735,106
LendingClub Corp. (a)	17,301	255,709
Navient Corp.	63,476	898,185
Nelnet, Inc. Class A	5,785	361,910
OneMain Holdings, Inc.	23,543	975,857
PRA Group, Inc. (a)	12,904	401,701
SLM Corp.	125,673	1,144,881
Synchrony Financial	183,502	6,584,052
World Acceptance Corp. (a)	2,106	266,893

TOTAL CONSUMER FINANCE		65,442,988

DIVERSIFIED FINANCIAL SERVICES – 7.3%
Multi-Sector Holdings – 6.9%
Berkshire Hathaway, Inc. Class B (a)	375,501	77,139,170
Cannae Holdings, Inc. (a)	17,611	509,838
Jefferies Financial Group, Inc.	74,096	1,580,468

		79,229,476

Other Diversified Financial Services – 0.4%
AXA Equitable Holdings, Inc.	84,568	1,901,089
FGL Holdings	47,957	390,850
Voya Financial, Inc.	42,026	2,360,600

		4,652,539

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,739
On Deck Capital, Inc. (a)	15,228	54,516

		56,255

TOTAL DIVERSIFIED FINANCIAL SERVICES		83,938,270

INSURANCE – 20.6%
Insurance Brokers – 3.7%
Aon PLC	69,104	13,077,932

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Common Stocks – continued

	Shares	Value
INSURANCE – continued
Insurance Brokers – continued
Arthur J Gallagher & Co.	52,912	$4,784,832
Brown & Brown, Inc.	68,187	2,449,959
Crawford & Co. Class A	5,274	54,480
eHealth, Inc. (a)	5,841	606,004
Marsh & McLennan Cos., Inc.	145,439	14,369,373
Willis Towers Watson PLC	37,263	7,274,483

		42,617,063

Life & Health Insurance – 4.9%
Aflac, Inc.	216,047	11,372,714
American Equity Investment Life
Holding Co.	26,768	690,615
Athene Holding Ltd. Class A (a)	46,377	1,894,964
Brighthouse Financial, Inc. (a)	30,099	1,178,978
Citizens, Inc. (a)	14,682	109,381
CNO Financial Group, Inc.	46,351	783,796
FBL Financial Group, Inc. Class A	3,242	203,273
Genworth Financial, Inc. Class A (a)	145,501	580,549
Independence Holding Co.	1,671	63,331
Lincoln National Corp.	58,792	3,841,469
MetLife, Inc.	234,288	11,578,513
National Western Life Group, Inc. Class A	719	193,411
Primerica, Inc.	12,202	1,497,063
Principal Financial Group, Inc.	79,915	4,638,267
Prudential Financial, Inc.	117,597	11,913,752
Torchmark Corp.	30,510	2,786,173
Trupanion, Inc. (a)	8,421	270,819
Unum Group	61,880	1,977,066

		55,574,134

Multi-line Insurance – 2.3%
American Financial Group, Inc.	22,354	2,288,603
American International Group, Inc.	250,356	14,017,432
American National Insurance Co.	2,280	275,926
Assurant, Inc.	17,790	2,016,674
Hartford Financial Services Group, Inc.	103,328	5,954,793
Horace Mann Educators Corp.	12,327	535,485
National General Holdings Corp.	19,699	487,156

		25,576,069

Property & Casualty Insurance – 8.7%
Ambac Financial Group, Inc. (a)	12,889	234,838
AMERISAFE, Inc.	5,798	377,218
Arch Capital Group Ltd. (a)	115,608	4,472,874
Argo Group International Holdings Ltd.	9,859	674,750
Assured Guaranty Ltd.	29,704	1,297,768
Axis Capital Holdings Ltd.	24,738	1,575,068
Chubb Ltd.	131,984	20,172,435
Cincinnati Financial Corp.	44,544	4,780,908

	Shares	Value
Donegal Group, Inc. Class A	4,157	$61,731
EMC Insurance Group, Inc.	2,669	95,924
Employers Holdings, Inc.	9,869	433,249
Erie Indemnity Co. Class A	7,289	1,623,771
Fidelity National Financial, Inc.	79,048	3,389,578
First American Financial Corp.	32,002	1,850,356
Global Indemnity Ltd.	2,612	73,893
HCI Group, Inc.	2,264	90,764
Heritage Insurance Holdings, Inc.	6,985	93,878
James River Group Holdings Ltd.	8,963	428,700
Kemper Corp.	15,956	1,404,447
Kinsale Capital Group, Inc.	5,828	523,704
Loews Corp.	80,532	4,311,683
Markel Corp. (a)	3,995	4,450,150
MBIA, Inc. (a)	24,255	226,299
Mercury General Corp.	7,986	452,886
Old Republic International Corp.	82,953	1,892,158
ProAssurance Corp.	15,989	625,010
Protective Insurance Corp. Class B	2,546	42,136
RLI Corp.	10,904	982,778
Safety Insurance Group, Inc.	4,164	410,820
Selective Insurance Group, Inc.	17,422	1,310,134
State Auto Financial Corp.	5,088	175,943
Stewart Information Services Corp.	7,136	269,955
The Allstate Corp.	95,438	10,250,041
The Hanover Insurance Group, Inc.	11,703	1,517,996
The Progressive Corp.	168,125	13,614,762
The Travelers Cos., Inc.	75,743	11,105,439
United Fire Group, Inc.	6,063	316,913
United Insurance Holdings Corp.	6,203	70,280
Universal Insurance Holdings, Inc.	9,622	238,722
White Mountains Insurance Group Ltd.	906	974,856
WR Berkley Corp.	42,556	2,952,961

		99,847,776

Reinsurance – 1.0%
Alleghany Corp. (a)	4,160	2,852,637
Enstar Group Ltd. (a)	3,369	596,818
Everest Re Group Ltd.	11,665	2,877,056
Greenlight Capital Re Ltd. (a)	8,262	68,988
Reinsurance Group of America, Inc.	18,238	2,843,669
RenaissanceRe Holdings Ltd.	12,110	2,193,726
Third Point Reinsurance Ltd. (a)	21,525	216,972

		11,649,866

TOTAL INSURANCE		235,264,908

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.8%
Mortgage REITs – 1.8%
AG Mortgage Investment Trust, Inc.	9,691	158,545
AGNC Investment Corp.	154,371	2,645,919
Annaly Capital Management, Inc.	402,772	3,846,473
Anworth Mortgage Asset Corp.	29,722	114,430

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Fidelity® MSCI Financials Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Apollo Commercial Real Estate Finance, Inc.	41,321	$777,661
Ares Commercial Real Estate Corp.	7,475	113,396
Arlington Asset Investment Corp. Class A	10,375	68,268
ARMOUR Residential REIT, Inc.	16,800	300,216
Blackstone Mortgage Trust, Inc. Class A	33,913	1,204,590
Capstead Mortgage Corp.	24,684	208,086
Chimera Investment Corp.	53,954	1,040,233
Colony Credit Real Estate, Inc.	23,756	384,847
Dynex Capital, Inc.	7,207	117,474
Exantas Capital Corp.	9,323	104,324
Granite Point Mortgage Trust, Inc.	15,051	287,474
Invesco Mortgage Capital, Inc.	36,835	607,041
KKR Real Estate Finance Trust, Inc.	7,686	153,951
Ladder Capital Corp.	25,480	428,828
MFA Financial, Inc.	130,088	934,032
New Residential Investment Corp.	118,080	1,852,675
New York Mortgage Trust, Inc.	66,476	406,168
PennyMac Mortgage Investment Trust	21,665	477,280
Ready Capital Corp.	9,560	146,937
Redwood Trust, Inc.	27,801	470,393
Starwood Property Trust, Inc.	80,273	1,864,742
TPG RE Finance Trust, Inc.	11,414	225,427
Two Harbors Investment Corp.	72,427	974,867
Western Asset Mortgage Capital Corp.	15,158	154,005

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		20,068,282

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc. (a)	15,832	464,036
Capitol Federal Financial, Inc.	38,201	521,826
Columbia Financial, Inc. (a)	16,715	255,572
Dime Community Bancshares, Inc.	8,774	177,059
Essent Group Ltd. (a)	26,919	1,242,581
Federal Agricultural Mortgage Corp. Class C	2,656	205,229
First Defiance Financial Corp.	6,046	173,641
Flagstar Bancorp, Inc.	8,812	303,838
HomeStreet, Inc. (a)	7,235	209,960
Kearny Financial Corp.	25,509	340,545
LendingTree, Inc. (a)	2,217	715,071

	Shares	Value
Luther Burbank Corp.	6,357	$70,944
Merchants Bancorp	2,666	47,695
Meridian Bancorp, Inc.	14,944	274,073
Meta Financial Group, Inc.	10,243	316,201
MGIC Investment Corp. (a)	102,668	1,319,284
Mr Cooper Group, Inc. (a)	20,424	155,427
New York Community Bancorp, Inc.	139,766	1,611,502
NMI Holdings, Inc. Class A (a)	19,147	476,377
Northfield Bancorp, Inc.	13,266	207,613
Northwest Bancshares, Inc.	29,136	499,682
OceanFirst Financial Corp.	13,828	337,403
Ocwen Financial Corp. (a)	32,138	61,062
Oritani Financial Corp.	11,652	210,901
Provident Financial Services, Inc.	18,338	443,413
Radian Group, Inc.	61,567	1,403,728
Sterling Bancorp, Inc.	5,130	50,377
TFS Financial Corp.	16,347	293,592
TrustCo Bank Corp.	28,482	230,704
United Community Financial Corp.	14,709	149,738
United Financial Bancorp, Inc.	14,892	213,551
Walker & Dunlop, Inc.	8,525	497,349
Washington Federal, Inc.	23,420	856,704
Waterstone Financial, Inc.	7,613	128,660
WSFS Financial Corp.	14,828	628,262

TOTAL THRIFTS & MORTGAGE FINANCE		15,093,600

TOTAL COMMON STOCKS (Cost $1,083,360,227)		1,142,578,517

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (c) (Cost $586,000)	586,000	586,000

TOTAL INVESTMENT IN SECURITIES –99.9% (Cost $1,083,946,227)		1,143,164,517

NET OTHER ASSETS (LIABILITIES) – 0.1%		693,951

NET ASSETS – 100.0%		$1,143,858,468

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	54

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$1,142,578,517	$1,142,576,778	$—	$1,739

Money Market Funds	586,000	586,000	—	—

Total Investments in Securities:	$1,143,164,517	$1,143,162,778	$—	$1,739

See accompanying notes which are an integral part of the financial statements.

55	Annual Report

Fidelity® MSCI Health Care Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.6%

	Shares	Value
BIOTECHNOLOGY – 18.5%
Biotechnology – 18.5%
AbbVie, Inc.	567,022	$37,775,006
Abeona Therapeutics, Inc. (a)	13,086	33,893
ACADIA Pharmaceuticals, Inc. (a)	41,549	1,021,274
Acceleron Pharma, Inc. (a)	16,969	740,867
Achillion Pharmaceuticals, Inc. (a)	50,703	223,600
Acorda Therapeutics, Inc. (a)	18,340	127,096
Aduro Biotech, Inc. (a)	19,566	25,827
Agenus, Inc. (a)	44,573	107,421
Agios Pharmaceuticals, Inc. (a)	20,395	981,203
Aimmune Therapeutics, Inc. (a)	14,375	276,719
Akcea Therapeutics, Inc. (a)	6,804	147,171
Akebia Therapeutics, Inc. (a)	28,871	120,969
Alder Biopharmaceuticals, Inc. (a)	23,289	235,685
Alexion Pharmaceuticals, Inc. (a)	85,833	9,724,021
Alkermes PLC (a)	59,851	1,386,149
Allakos, Inc. (a)	4,979	173,120
Allogene Therapeutics, Inc. (a)	9,355	290,005
Alnylam Pharmaceuticals, Inc. (a)	36,821	2,856,941
AMAG Pharmaceuticals, Inc. (a)	13,847	114,376
Amgen, Inc.	239,204	44,630,682
Amicus Therapeutics, Inc. (a)	86,135	1,068,074
AnaptysBio, Inc. (a)	9,352	502,296
Anika Therapeutics, Inc. (a)	5,598	308,394
Apellis Pharmaceuticals, Inc. (a)	16,804	469,336
Arcus Biosciences, Inc. (a)	9,308	73,626
Arena Pharmaceuticals, Inc. (a)	19,042	1,193,553
ArQule, Inc. (a)	36,766	370,969
Arrowhead Pharmaceuticals, Inc. (a)	32,645	948,664
Assembly Biosciences, Inc. (a)	9,446	118,075
Atara Biotherapeutics, Inc. (a)	18,348	261,826
Athenex, Inc. (a)	17,758	319,644
Audentes Therapeutics, Inc. (a)	14,184	552,041
Avrobio, Inc. (a)	8,191	173,813
BioCryst Pharmaceuticals, Inc. (a)	29,304	92,894
Biogen, Inc. (a)	75,554	17,968,252
Biohaven Pharmaceutical Holding Co. Ltd. (a)	16,682	717,993
BioMarin Pharmaceutical, Inc. (a)	68,400	5,425,488
BioSpecifics Technologies Corp. (a)	2,080	120,848
Bluebird Bio, Inc. (a)	21,009	2,757,011
Blueprint Medicines Corp. (a)	16,131	1,615,520
Calyxt, Inc. (a)	3,776	35,079
CareDx, Inc. (a)	14,343	470,020
Catalyst Pharmaceuticals, Inc. (a)	35,602	177,654
Celgene Corp. (a)	269,696	24,774,275
ChemoCentryx, Inc. (a)	9,940	79,321
Clovis Oncology, Inc. (a)	17,303	182,547
Coherus Biosciences, Inc. (a)	19,644	330,412
Crinetics Pharmaceuticals, Inc. (a)	3,711	75,259

	Shares	Value
CRISPR Therapeutics AG (a)	10,065	$510,195
Cyclerion Therapeutics, Inc. (a)	5,440	50,538
Cytokinetics, Inc. (a)	18,626	227,051
CytomX Therapeutics, Inc. (a)	18,179	187,425
Deciphera Pharmaceuticals, Inc. (a)	4,603	101,726
Denali Therapeutics, Inc. (a)	23,969	511,738
Dicerna Pharmaceuticals, Inc. (a)	18,652	254,227
Dynavax Technologies Corp. (a)	24,570	67,813
Eagle Pharmaceuticals, Inc. (a)	4,484	245,992
Editas Medicine, Inc. (a)	16,568	418,342
Eidos Therapeutics, Inc. (a)	2,830	92,201
Emergent BioSolutions, Inc. (a)	16,757	739,654
Enanta Pharmaceuticals, Inc. (a)	5,675	425,738
Epizyme, Inc. (a)	27,520	364,915
Esperion Therapeutics, Inc. (a)	9,444	374,832
Exact Sciences Corp. (a)	48,304	5,560,273
Exelixis, Inc. (a)	115,293	2,452,282
Fate Therapeutics, Inc. (a)	19,697	434,319
FibroGen, Inc. (a)	29,744	1,405,701
Five Prime Therapeutics, Inc. (a)	11,614	59,348
Flexion Therapeutics, Inc. (a)	13,373	134,265
Forty Seven, Inc. (a)	9,375	83,438
G1 Therapeutics, Inc. (a)	10,022	248,646
Genomic Health, Inc. (a)	9,946	725,760
Geron Corp. (a)	75,567	90,680
Gilead Sciences, Inc.	490,306	32,124,849
Global Blood Therapeutics, Inc. (a)	21,686	1,188,393
GlycoMimetics, Inc. (a)	14,081	129,968
Gossamer Bio, Inc. (a)	7,609	151,039
Halozyme Therapeutics, Inc. (a)	50,786	862,854
Heron Therapeutics, Inc. (a)	28,597	498,732
Homology Medicines, Inc. (a)	7,445	132,372
ImmunoGen, Inc. (a)	57,738	129,911
Immunomedics, Inc. (a)	58,820	867,595
Incyte Corp. (a)	69,773	5,925,123
Inovio Pharmaceuticals, Inc. (a)	36,574	100,944
Insmed, Inc. (a)	31,879	699,744
Intellia Therapeutics, Inc. (a)	12,189	220,621
Intercept Pharmaceuticals, Inc. (a)	9,134	574,072
Intrexon Corp. (a)	23,776	189,970
Invitae Corp. (a)	31,442	845,475
Ionis Pharmaceuticals, Inc. (a)	50,500	3,325,930
Iovance Biotherapeutics, Inc. (a)	40,345	992,084
Ironwood Pharmaceuticals, Inc. (a)	59,543	632,942
KalVista Pharmaceuticals, Inc. (a)	3,648	60,520
Karyopharm Therapeutics, Inc. (a)	18,616	164,007
Kiniksa Pharmaceuticals Ltd. Class A (a)	4,026	47,507
Krystal Biotech, Inc. (a)	4,234	203,274
Kura Oncology, Inc. (a)	12,663	242,117
Lexicon Pharmaceuticals, Inc. (a)	18,968	25,607

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Common Stocks – continued

	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Ligand Pharmaceuticals, Inc. (a)	7,872	$720,367
MacroGenics, Inc. (a)	18,250	262,617
Madrigal Pharmaceuticals, Inc. (a)	3,265	285,002
MeiraGTx Holdings PLC (a)	5,135	139,929
Minerva Neurosciences, Inc. (a)	14,673	97,429
Mirati Therapeutics, Inc. (a)	8,826	933,791
Momenta Pharmaceuticals, Inc. (a)	36,134	408,314
Myovant Sciences Ltd. (a)	15,158	109,138
Myriad Genetics, Inc. (a)	27,845	811,403
Natera, Inc. (a)	16,663	459,566
Neurocrine Biosciences, Inc. (a)	34,946	3,368,445
Novavax, Inc. (a)	10,043	43,285
Opko Health, Inc. (a)	128,122	270,337
PDL BioPharma, Inc. (a)	58,225	167,688
Portola Pharmaceuticals, Inc. (a)	23,021	614,200
Principia Biopharma, Inc. (a)	3,216	119,442
Progenics Pharmaceuticals, Inc. (a)	31,812	171,149
Prothena Corp. PLC (a)	15,497	145,052
PTC Therapeutics, Inc. (a)	20,019	964,315
Puma Biotechnology, Inc. (a)	11,586	111,805
Ra Pharmaceuticals, Inc. (a)	10,349	352,280
Radius Health, Inc. (a)	16,657	357,459
Regeneron Pharmaceuticals, Inc. (a)	30,927	9,425,313
REGENXBIO, Inc. (a)	12,783	567,693
Repligen Corp. (a)	15,198	1,434,539
Retrophin, Inc. (a)	14,869	294,258
Rhythm Pharmaceuticals, Inc. (a)	7,342	141,333
Rigel Pharmaceuticals, Inc. (a)	67,742	154,452
Rocket Pharmaceuticals, Inc. (a)	11,458	139,558
Rubius Therapeutics, Inc. (a)	12,297	163,550
Sage Therapeutics, Inc. (a)	19,608	3,143,947
Sangamo Therapeutics, Inc. (a)	43,499	522,423
Sarepta Therapeutics, Inc. (a)	26,077	3,881,561
Scholar Rock Holding Corp. (a)	7,299	89,705
Seattle Genetics, Inc. (a)	43,196	3,270,369
Solid Biosciences, Inc. (a)	6,056	34,701
Sorrento Therapeutics, Inc. (a)	38,571	103,756
Spark Therapeutics, Inc. (a)	13,211	1,321,364
Spectrum Pharmaceuticals, Inc. (a)	38,546	292,179
Stemline Therapeutics, Inc. (a)	13,317	176,717
TG Therapeutics, Inc. (a)	29,063	217,682
The Medicines Co. (a)	28,592	1,024,737
Twist Bioscience Corp. (a)	2,158	72,768
Ultragenyx Pharmaceutical, Inc. (a)	20,414	1,230,148
uniQure N.V. (a)	10,874	637,760
United Therapeutics Corp. (a)	16,908	1,339,790
Vanda Pharmaceuticals, Inc. (a)	18,242	227,113
Veracyte, Inc. (a)	12,662	359,221
Vericel Corp. (a)	16,459	314,696

	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	98,284	$16,376,080
Viking Therapeutics, Inc. (a)	25,834	198,663
Voyager Therapeutics, Inc. (a)	9,419	207,312
Xencor, Inc. (a)	19,770	870,275
Y-mAbs Therapeutics, Inc. (a)	2,633	58,900
ZIOPHARM Oncology, Inc. (a)	52,736	365,988

TOTAL BIOTECHNOLOGY		287,849,222

HEALTH CARE EQUIPMENT & SUPPLIES – 25.6%
Health Care Equipment – 23.6%
Abbott Laboratories	674,964	58,789,364
ABIOMED, Inc. (a)	17,359	4,835,523
Accuray, Inc. (a)	33,862	140,189
AngioDynamics, Inc. (a)	14,149	288,357
AtriCure, Inc. (a)	14,834	475,875
AxoGen, Inc. (a)	13,496	242,658
Axonics Modulation Technologies, Inc. (a)	3,752	137,698
Baxter International, Inc.	187,212	15,720,192
Becton Dickinson and Co.	103,346	26,125,869
Boston Scientific Corp. (a)	532,714	22,619,036
Cantel Medical Corp.	14,550	1,342,674
Cardiovascular Systems, Inc. (a)	13,378	613,114
CONMED Corp.	10,839	946,787
CryoLife, Inc. (a)	14,254	410,800
Danaher Corp.	242,608	34,086,424
DexCom, Inc. (a)	34,653	5,436,016
Edwards Lifesciences Corp. (a)	79,884	17,003,309
GenMark Diagnostics, Inc. (a)	18,097	113,287
Glaukos Corp. (a)	13,226	1,080,300
Globus Medical, Inc. Class A (a)	29,298	1,335,403
Heska Corp. (a)	2,901	232,486
Hill-Rom Holdings, Inc.	25,668	2,737,235
Hologic, Inc. (a)	102,771	5,267,014
IDEXX Laboratories, Inc. (a)	33,086	9,331,906
Inogen, Inc. (a)	7,077	435,235
Insulet Corp. (a)	22,863	2,810,777
Integer Holdings Corp. (a)	12,520	1,095,876
Integra LifeSciences Holdings Corp. (a)	28,031	1,776,885
Intuitive Surgical, Inc. (a)	44,005	22,861,038
iRhythm Technologies, Inc. (a)	9,311	774,117
LeMaitre Vascular, Inc.	6,319	209,096
LivaNova PLC (a)	18,696	1,440,527
Masimo Corp. (a)	19,455	3,070,972
Medtronic PLC	515,153	52,514,697
Mesa Laboratories, Inc.	1,332	335,238
Natus Medical, Inc. (a)	13,214	410,559
Nevro Corp. (a)	11,696	781,995
Novocure Ltd. (a)	29,261	2,435,100
NuVasive, Inc. (a)	19,966	1,329,736
Orthofix Medical, Inc. (a)	7,368	393,820

See accompanying notes which are an integral part of the financial statements.

57	Annual Report

Fidelity® MSCI Health Care Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Penumbra, Inc. (a)	12,042	$2,018,239
ResMed, Inc.	55,109	7,092,528
Steris PLC	32,490	4,836,461
Stryker Corp.	128,902	27,041,062
Surmodics, Inc. (a)	5,262	219,425
Tactile Systems Technology, Inc. (a)	6,456	372,769
Tandem Diabetes Care, Inc. (a)	19,961	1,266,126
Teleflex, Inc.	17,702	6,014,077
TransEnterix, Inc. (a)	69,349	95,008
Varex Imaging Corp. (a)	14,824	471,255
Varian Medical Systems, Inc. (a)	34,954	4,102,551
ViewRay, Inc. (a)	22,525	201,824
Wright Medical Group N.V. (a)	46,084	1,329,984
Zimmer Biomet Holdings, Inc.	78,656	10,628,785

		367,677,278

Health Care Supplies – 2.0%
Align Technology, Inc. (a)	29,187	6,102,418
Antares Pharma, Inc. (a)	59,209	188,877
Atrion Corp.	569	437,846
Avanos Medical, Inc. (a)	18,288	744,687
Cerus Corp. (a)	52,000	304,200
DENTSPLY SIRONA, Inc.	85,612	4,661,573
Haemonetics Corp. (a)	19,639	2,397,529
ICU Medical, Inc. (a)	7,495	1,907,028
Lantheus Holdings, Inc. (a)	15,080	341,110
Meridian Bioscience, Inc.	16,382	195,765
Merit Medical Systems, Inc. (a)	21,201	836,591
Neogen Corp. (a)	19,986	1,427,000
OraSure Technologies, Inc. (a)	23,418	195,540
OrthoPediatrics Corp. (a)	3,392	119,772
Quidel Corp. (a)	13,678	807,412
Quotient Ltd. (a)	20,031	211,527
Rockwell Medical, Inc. (a)	19,146	50,928
Senseonics Holdings, Inc. (a)	40,906	45,406
STAAR Surgical Co. (a)	12,619	369,863
The Cooper Cos., Inc.	18,974	6,401,828
West Pharmaceutical Services, Inc.	28,547	3,918,647

		31,665,547

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		399,342,825

HEALTH CARE PROVIDERS & SERVICES – 18.6%
Health Care Distributors – 1.7%
AmerisourceBergen Corp.	60,805	5,299,156
Cardinal Health, Inc.	114,297	5,226,802
Covetrus, Inc. (a)	38,532	912,053
Henry Schein, Inc. (a)	58,295	3,878,949
McKesson Corp.	73,679	10,237,697
Patterson Cos., Inc.	32,719	647,836

	Shares	Value
PetIQ, Inc. (a)	7,192	$246,254

		26,448,747

Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)	33,862	1,081,552
Brookdale Senior Living, Inc. (a)	64,662	503,717
Community Health Systems, Inc. (a)	32,445	66,512
Encompass Health Corp.	38,018	2,427,069
Hanger, Inc. (a)	12,901	222,542
HCA Healthcare, Inc.	105,203	14,045,653
National HealthCare Corp.	4,405	385,878
Select Medical Holdings Corp. (a)	44,268	741,046
Surgery Partners, Inc. (a)	7,530	57,454
Tenet Healthcare Corp. (a)	33,601	791,976
The Ensign Group, Inc.	19,284	1,162,054
Universal Health Services, Inc. Class B	32,161	4,851,808
US Physical Therapy, Inc.	4,950	638,946

		26,976,207

Health Care Services – 5.1%
Addus HomeCare Corp. (a)	4,287	345,489
Amedisys, Inc. (a)	12,325	1,699,494
AMN Healthcare Services, Inc. (a)	18,060	964,043
Apollo Medical Holdings, Inc. (a)	9,554	146,176
BioTelemetry, Inc. (a)	12,880	604,716
Chemed Corp.	6,166	2,499,635
Cigna Corp.	145,978	24,804,582
CorVel Corp. (a)	4,067	346,508
Cross Country Healthcare, Inc. (a)	13,859	131,522
CVS Health Corp.	498,598	27,856,670
DaVita, Inc. (a)	48,052	2,875,912
Diplomat Pharmacy, Inc. (a)	22,940	120,894
Guardant Health, Inc. (a)	6,604	620,710
Laboratory Corp. of America Holdings (a)	37,918	6,352,023
LHC Group, Inc. (a)	11,476	1,452,632
MEDNAX, Inc. (a)	33,832	831,252
National Research Corp. Class A	4,775	321,931
Premier, Inc. Class A (a)	24,569	952,049
Quest Diagnostics, Inc.	51,619	5,269,268
R1 RCM, Inc. (a)	34,693	436,438
RadNet, Inc. (a)	16,731	246,448
The Providence Service Corp. (a)	4,564	254,397
Tivity Health, Inc. (a)	18,234	318,183

		79,450,972

Managed Health Care – 10.0%
Anthem, Inc.	98,771	29,098,924
Centene Corp. (a)	158,656	8,264,391
HealthEquity, Inc. (a)	26,561	2,177,471
Humana, Inc.	52,071	15,452,069
Magellan Health, Inc. (a)	8,020	564,127
Molina Healthcare, Inc. (a)	22,718	3,016,496

See accompanying notes which are an integral part of the financial statements.

Annual Report	58

Common Stocks – continued

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Managed Health Care – continued
Triple-S Management Corp. Class B (a)	8,753	$209,900
UnitedHealth Group, Inc.	368,847	91,846,592
WellCare Health Plans, Inc. (a)	19,249	5,529,275
		156,159,245

TOTAL HEALTH CARE PROVIDERS & SERVICES		289,035,171

HEALTH CARE TECHNOLOGY – 1.7%
Health Care Technology – 1.7%
Allscripts Healthcare Solutions, Inc. (a)	64,685	666,256
Castlight Health, Inc. Class B (a)	33,321	53,647
Cerner Corp.	124,773	8,939,985
Computer Programs & Systems, Inc.	5,463	141,000
Evolent Health, Inc. Class A (a)	27,147	185,143
HealthStream, Inc. (a)	9,826	277,486
HMS Holdings Corp. (a)	32,921	1,148,943
Inovalon Holdings, Inc. Class A (a)	24,290	364,350
Inspire Medical Systems, Inc. (a)	4,512	305,147
Medidata Solutions, Inc. (a)	23,577	2,154,230
NextGen Healthcare, Inc. (a)	18,884	308,942
Omnicell, Inc. (a)	15,709	1,181,474
Tabula Rasa HealthCare, Inc. (a)	6,758	407,305
Teladoc Health, Inc. (a)	25,885	1,766,392
Veeva Systems, Inc. Class A (a)	48,140	7,986,426
Vocera Communications, Inc. (a)	11,861	304,472

TOTAL HEALTH CARE TECHNOLOGY		26,191,198

LIFE SCIENCES TOOLS & SERVICES – 7.2%
Life Sciences Tools & Services – 7.2%
Accelerate Diagnostics, Inc. (a)	11,804	220,499
Agilent Technologies, Inc.	122,183	8,480,722
Bio-Rad Laboratories, Inc. Class A (a)	8,135	2,561,712
Bio-Techne Corp.	14,560	3,059,784
Bruker Corp.	42,198	2,019,174
Cambrex Corp. (a)	13,167	576,715
Charles River Laboratories
International, Inc. (a)	18,597	2,502,040
Codexis, Inc. (a)	19,758	362,955
Fluidigm Corp. (a)	26,563	312,115
Illumina, Inc. (a)	56,506	16,916,766
IQVIA Holdings, Inc. (a)	64,678	10,294,797
Luminex Corp.	15,842	344,247
Medpace Holdings, Inc. (a)	10,993	865,809
Mettler-Toledo International, Inc. (a)	9,523	7,206,530
NanoString Technologies, Inc. (a)	12,469	409,731
NeoGenomics, Inc. (a)	34,492	840,570
Pacific Biosciences of California, Inc. (a)	49,406	266,792
PerkinElmer, Inc.	42,585	3,667,420

	Shares	Value
PRA Health Sciences, Inc. (a)	22,718	$2,269,755
Quanterix Corp. (a)	3,419	105,921
Syneos Health, Inc. (a)	23,970	1,224,627
Thermo Fisher Scientific, Inc.	153,326	42,575,564
Waters Corp. (a)	27,496	5,789,558

TOTAL LIFE SCIENCES TOOLS & SERVICES		112,873,803

PHARMACEUTICALS – 28.0%
Pharmaceuticals – 28.0%
Aerie Pharmaceuticals, Inc. (a)	16,635	360,480
Akorn, Inc. (a)	35,856	133,384
Allergan PLC	127,755	20,504,677
Amneal Pharmaceuticals, Inc. (a)	35,445	129,729
Amphastar Pharmaceuticals, Inc. (a)	13,846	278,997
ANI Pharmaceuticals, Inc. (a)	3,398	287,437
Arvinas Holding Co. LLC (a)	4,356	116,218
Assertio Therapeutics, Inc. (a)	28,236	96,849
Axsome Therapeutics, Inc. (a)	8,970	228,735
Bristol-Myers Squibb Co.	627,601	27,871,760
Cara Therapeutics, Inc. (a)	15,550	372,267
Catalent, Inc. (a)	56,073	3,167,564
Collegium Pharmaceutical, Inc. (a)	10,259	112,541
Corcept Therapeutics, Inc. (a)	40,485	455,861
Cymabay Therapeutics, Inc. (a)	23,421	144,742
Dermira, Inc. (a)	16,974	149,541
Elanco Animal Health, Inc. (a)	107,509	3,543,497
Eli Lilly & Co.	343,476	37,421,710
Endo International PLC (a)	77,350	245,199
Evolus, Inc. (a)	4,726	83,886
Horizon Therapeutics PLC (a)	65,309	1,625,541
Innoviva, Inc. (a)	27,228	323,469
Intersect ENT, Inc. (a)	11,765	232,594
Intra-Cellular Therapies, Inc. (a)	17,966	150,016
Jazz Pharmaceuticals PLC (a)	21,968	3,061,900
Johnson & Johnson	1,023,710	133,307,516
Mallinckrodt PLC (a)	32,064	218,356
Merck & Co., Inc.	992,221	82,344,421
Mylan N.V. (a)	197,614	4,130,133
MyoKardia, Inc. (a)	16,496	897,877
Nektar Therapeutics (a)	66,723	1,898,937
Odonate Therapeutics, Inc. (a)	5,449	222,047
Omeros Corp. (a)	18,383	285,120
Optinose, Inc. (a)	6,350	34,100
Pacira BioSciences, Inc. (a)	14,247	625,301
Perrigo Co. PLC	49,590	2,678,356
Pfizer, Inc.	2,134,113	82,888,949
Phibro Animal Health Corp. Class A	8,068	251,157
Prestige Consumer Healthcare, Inc. (a)	19,826	685,980
Reata Pharmaceuticals, Inc. Class A (a)	7,436	674,073
Revance Therapeutics, Inc. (a)	15,899	200,009

See accompanying notes which are an integral part of the financial statements.

59	Annual Report

Fidelity® MSCI Health Care Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Supernus Pharmaceuticals, Inc. (a)	20,379	$680,047
TherapeuticsMD, Inc. (a)	78,737	169,285
Theravance Biopharma, Inc. (a)	16,001	333,621
Tricida, Inc. (a)	7,419	234,144
WaVe Life Sciences Ltd. (a)	7,009	150,063
Zoetis, Inc.	184,032	21,143,436
Zogenix, Inc. (a)	15,351	739,458

TOTAL PHARMACEUTICALS		435,890,980

TOTAL COMMON STOCKS (Cost $1,438,646,621)		1,551,183,199

Money Market Funds – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $4,833,000)	4,833,000	4,833,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,443,479,621)		1,556,016,199

NET OTHER ASSETS (LIABILITIES) – 0.1%		1,236,264

NET ASSETS – 100.0%		$1,557,252,463

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	60

Fidelity® MSCI Industrials Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AEROSPACE & DEFENSE – 24.2%
Aerospace & Defense – 24.2%
AAR Corp.	5,184	$217,002
Aerojet Rocketdyne Holdings, Inc. (a)	10,924	466,673
Aerovironment, Inc. (a)	3,313	181,718
Arconic, Inc.	67,472	1,689,499
Astronics Corp. (a)	3,381	124,556
Axon Enterprise, Inc. (a)	9,068	636,755
BWX Technologies, Inc.	14,627	788,542
Cubic Corp.	4,572	302,666
Curtiss-Wright Corp.	6,266	795,218
Ducommun, Inc. (a)	1,675	70,601
General Dynamics Corp.	37,853	7,038,387
HEICO Corp.	6,599	902,413
HEICO Corp. Class A	11,694	1,232,431
Hexcel Corp.	13,083	1,069,666
Huntington Ingalls Industries, Inc.	6,423	1,466,371
Kratos Defense & Security Solutions, Inc. (a)	13,574	334,599
L3Harris Technologies, Inc.	34,159	7,091,408
Lockheed Martin Corp.	39,285	14,227,849
Mercury Systems, Inc. (a)	8,397	684,523
Moog, Inc. Class A	5,030	409,744
National Presto Industries, Inc.	733	67,414
Northrop Grumman Corp.	24,911	8,608,494
Park Aerospace Corp.	2,832	51,514
Raytheon Co.	43,605	7,948,756
Spirit AeroSystems Holdings, Inc. Class A	16,310	1,253,260
Teledyne Technologies, Inc. (a)	5,601	1,631,459
Textron, Inc.	36,270	1,788,111
The Boeing Co.	82,914	28,288,599
TransDigm Group, Inc. (a)	7,351	3,568,469
Triumph Group, Inc.	7,637	185,045
United Technologies Corp.	126,465	16,895,724
Wesco Aircraft Holdings, Inc. (a)	8,622	90,790

TOTAL AEROSPACE & DEFENSE		110,108,256

AIR FREIGHT & LOGISTICS – 5.5%
Air Freight & Logistics – 5.5%
Air Transport Services Group, Inc. (a)	2,270	52,914
Atlas Air Worldwide Holdings, Inc. (a)	955	43,596
CH Robinson Worldwide, Inc.	21,154	1,771,224
Echo Global Logistics, Inc. (a)	4,381	92,264
Expeditors International of Washington, Inc.	26,529	2,025,489
FedEx Corp.	38,320	6,534,710
Forward Air Corp.	4,421	278,523
Hub Group, Inc. Class A (a)	5,172	234,550
United Parcel Service, Inc. Class B	107,515	12,844,817

	Shares	Value
XPO Logistics, Inc. (a)	16,836	$1,136,093

TOTAL AIR FREIGHT & LOGISTICS		25,014,180

AIRLINES – 1.0%
Airlines – 1.0%
Allegiant Travel Co.	629	94,256
American Airlines Group, Inc.	17,311	528,158
Delta Air Lines, Inc.	26,246	1,602,056
Hawaiian Holdings, Inc.	1,939	50,394
SkyWest, Inc.	1,979	120,145
Southwest Airlines Co.	21,302	1,097,692
Spirit Airlines, Inc. (a)	2,665	113,076
United Airlines Holdings, Inc. (a)	10,281	944,927

TOTAL AIRLINES		4,550,704

BUILDING PRODUCTS – 4.1%
Building Products – 4.1%
AAON, Inc.	6,455	327,914
Advanced Drainage Systems, Inc.	6,608	217,601
Allegion PLC	14,606	1,512,305
American Woodmark Corp. (a)	2,342	198,719
AO Smith Corp.	21,864	993,719
Apogee Enterprises, Inc.	3,979	161,388
Armstrong Flooring, Inc. (a)	2,499	20,892
Armstrong World Industries, Inc.	7,105	694,230
Builders FirstSource, Inc. (a)	17,833	306,371
Continental Building Products, Inc. (a)	5,489	134,920
Cornerstone Building Brands, Inc. (a)	10,687	62,198
CSW Industrials, Inc.	2,306	162,827
Fortune Brands Home & Security, Inc.	21,746	1,194,725
Gibraltar Industries, Inc. (a)	4,908	203,388
Griffon Corp.	5,770	94,339
Insteel Industries, Inc.	2,924	57,047
JELD-WEN Holding, Inc. (a)	10,337	226,484
Johnson Controls International PLC	122,934	5,217,319
Lennox International, Inc.	5,550	1,423,464
Masco Corp.	45,520	1,855,850
Masonite International Corp. (a)	3,932	209,576
Owens Corning	16,891	979,678
Patrick Industries, Inc. (a)	3,530	161,921
PGT Innovations, Inc. (a)	8,971	144,613
Quanex Building Products Corp.	5,133	95,576
Resideo Technologies, Inc. (a)	19,043	359,151
Simpson Manufacturing Co., Inc.	6,224	384,394
Trex Co., Inc. (a)	9,044	739,347
Universal Forest Products, Inc.	9,372	378,910

TOTAL BUILDING PRODUCTS		18,518,866

See accompanying notes which are an integral part of the financial statements.

61	Annual Report

Fidelity® MSCI Industrials Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 7.2%
Commercial Printing – 0.3%
Brady Corp. Class A	7,600	$393,148
Cimpress N.V. (a)	3,328	320,986
Deluxe Corp.	6,733	300,426
Ennis, Inc.	4,075	82,845
Quad/Graphics, Inc.	4,942	55,894
RR Donnelley & Sons Co.	10,962	22,143

		1,175,442

Diversified Support Services – 2.0%
Cintas Corp.	13,721	3,573,497
Civeo Corp. (a)	20,178	33,294
Copart, Inc. (a)	31,727	2,459,794
Healthcare Services Group, Inc.	11,361	271,642
IAA, Inc. (a)	20,491	957,954
KAR Auction Services, Inc.	20,491	547,929
Matthews International Corp. Class A	4,916	167,881
McGrath RentCorp	3,769	256,707
Mobile Mini, Inc.	6,933	235,445
UniFirst Corp.	2,389	470,322
Viad Corp.	3,111	215,095
VSE Corp.	1,305	39,098

		9,228,658

Environmental & Facilities Services – 4.2%
ABM Industries, Inc.	10,263	431,970
Advanced Disposal Services, Inc. (a)	11,625	376,301
BrightView Holdings, Inc. (a)	4,857	95,974
Casella Waste Systems, Inc. Class A (a)	6,668	290,725
Clean Harbors, Inc. (a)	8,216	639,287
Covanta Holding Corp.	18,158	312,681
Heritage-Crystal Clean, Inc. (a)	2,409	67,573
Republic Services, Inc.	34,764	3,081,829
Rollins, Inc.	22,738	762,405
SP Plus Corp. (a)	3,527	121,787
Stericycle, Inc. (a)	14,046	645,554
Team, Inc. (a)	4,319	71,523
Tetra Tech, Inc.	8,506	673,675
US Ecology, Inc.	3,371	214,497
Waste Connections, Inc.	40,688	3,691,215
Waste Management, Inc.	65,471	7,660,107

		19,137,103

Office Services & Supplies – 0.5%
ACCO Brands Corp.	15,934	155,834
Herman Miller, Inc.	9,112	413,138
HNI Corp.	6,685	228,894
Interface, Inc.	9,268	128,454
Kimball International, Inc. Class B	5,571	96,601
Knoll, Inc.	7,723	187,283
MSA Safety, Inc.	5,656	595,860
Pitney Bowes, Inc.	28,834	116,778

	Shares	Value
Steelcase, Inc. Class A	13,604	$230,044

		2,152,886

Security & Alarm Services – 0.2%
ADT, Inc.	23,331	148,152
The Brink’s Co.	7,653	689,994

		838,146

TOTAL COMMERCIAL SERVICES & SUPPLIES		32,532,235

CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	24,125	867,294
Aegion Corp. (a)	4,943	93,176
Ameresco, Inc. Class A (a)	3,056	43,548
Arcosa, Inc.	6,838	256,425
Argan, Inc.	2,146	88,308
Comfort Systems USA, Inc.	5,655	237,510
Construction Partners, Inc. Class A (a)	1,843	28,806
Dycom Industries, Inc. (a)	4,859	268,022
EMCOR Group, Inc.	8,634	728,623
Fluor Corp.	21,508	699,225
Granite Construction, Inc.	7,195	255,422
Great Lakes Dredge & Dock Corp. (a)	8,642	92,729
Jacobs Engineering Group, Inc.	21,565	1,779,328
MasTec, Inc. (a)	9,379	481,330
MYR Group, Inc. (a)	2,621	94,671
NV5 Global, Inc. (a)	1,538	122,225
Primoris Services Corp.	6,648	139,342
Quanta Services, Inc.	21,800	815,756
Tutor Perini Corp. (a)	6,079	79,392
Valmont Industries, Inc.	3,382	465,363
Willscot Corp. (a)	8,365	133,171

TOTAL CONSTRUCTION & ENGINEERING		7,769,666

ELECTRICAL EQUIPMENT – 5.4%
Electrical Components & Equipment – 5.3%
Acuity Brands, Inc.	6,157	826,392
AMETEK, Inc.	35,071	3,142,712
Atkore International Group, Inc. (a)	7,051	192,422
Eaton Corp. PLC	65,420	5,376,870
Emerson Electric Co.	94,970	6,161,654
Encore Wire Corp.	3,213	176,458
EnerSys	6,638	452,114
Generac Holdings, Inc. (a)	9,578	692,489
GrafTech International Ltd.	11,076	126,820
Hubbell, Inc.	8,440	1,096,187
nVent Electric PLC	24,594	609,685
Plug Power, Inc. (a)	36,214	80,033
Powell Industries, Inc.	1,539	56,928
Regal-Beloit Corp.	6,608	526,129
Rockwell Automation, Inc.	18,460	2,967,999

See accompanying notes which are an integral part of the financial statements.

Annual Report	62

Common Stocks – continued

	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Sensata Technologies Holding PLC (a)	25,388	$1,204,153
Sunrun, Inc. (a)	11,211	213,570
Thermon Group Holdings, Inc. (a)	4,988	126,396
Vicor Corp. (a)	2,844	84,069
Vivint Solar, Inc. (a)	6,440	53,130

		24,166,210

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	4,075	189,813
Bloom Energy Corp. Class A (a)	8,133	84,990
TPI Composites, Inc. (a)	4,256	108,826

		383,629

TOTAL ELECTRICAL EQUIPMENT		24,549,839

INDUSTRIAL CONGLOMERATES – 12.4%
Industrial Conglomerates – 12.4%
3M Co.	88,948	15,540,994
Carlisle Cos., Inc.	8,862	1,277,989
General Electric Co.	1,344,746	14,052,596
Honeywell International, Inc.	112,628	19,423,825
Raven Industries, Inc.	5,603	203,053
Roper Industries, Inc.	16,001	5,818,763

TOTAL INDUSTRIAL CONGLOMERATES		56,317,220

MACHINERY – 19.3%
Agricultural & Farm Machinery – 2.2%
AGCO Corp.	10,082	776,314
Deere & Co.	46,948	7,776,936
Lindsay Corp.	1,694	154,527
The Toro Co.	16,429	1,196,360
Titan International, Inc.	7,659	28,951

		9,933,088

Construction Machinery & Heavy Trucks – 5.8%
Alamo Group, Inc.	1,548	151,534
Allison Transmission Holdings, Inc.	18,475	848,926
Astec Industries, Inc.	3,338	109,119
Blue Bird Corp. (a)	2,306	47,780
Caterpillar, Inc.	88,909	11,706,648
Cummins, Inc.	23,100	3,788,400
Douglas Dynamics, Inc.	3,487	143,316
Federal Signal Corp.	9,258	288,387
Meritor, Inc. (a)	11,571	286,151
Navistar International Corp. (a)	6,880	214,931
Oshkosh Corp.	10,799	902,472
PACCAR, Inc.	53,584	3,758,382
REV Group, Inc.	4,345	63,307
Spartan Motors, Inc.	4,993	60,016
Terex Corp.	10,854	330,504
The Greenbrier Cos., Inc.	4,937	142,729

	Shares	Value
The Manitowoc Co., Inc. (a)	5,615	$100,789
Trinity Industries, Inc.	17,476	342,530
Wabash National Corp.	8,503	134,602
WABCO Holdings, Inc. (a)	7,920	1,048,687
Wabtec Corp.	24,394	1,894,926

		26,364,136

Industrial Machinery – 11.3%
Actuant Corp. Class A	9,504	217,642
Albany International Corp. Class A	4,506	387,471
Altra Industrial Motion Corp.	9,897	284,341
Barnes Group, Inc.	7,571	393,995
Briggs & Stratton Corp.	6,668	63,546
Chart Industries, Inc. (a)	5,161	389,810
CIRCOR International, Inc. (a)	2,635	100,130
Colfax Corp. (a)	13,621	377,029
Columbus McKinnon Corp.	3,421	131,503
Crane Co.	7,386	618,208
Donaldson Co., Inc.	19,781	988,061
Dover Corp.	22,393	2,168,762
Energy Recovery, Inc. (a)	4,983	54,713
EnPro Industries, Inc.	3,046	216,388
ESCO Technologies, Inc.	3,991	333,488
Evoqua Water Technologies Corp. (a)	12,318	175,162
Flowserve Corp.	20,194	1,010,306
Fortive Corp.	46,546	3,539,823
Franklin Electric Co., Inc.	6,149	288,142
Gardner Denver Holdings, Inc. (a)	19,910	656,433
Gates Industrial Corp. PLC (a)	9,027	99,116
Graco, Inc.	25,571	1,229,454
Harsco Corp. (a)	12,326	289,168
Helios Technologies, Inc.	4,430	208,033
Hillenbrand, Inc.	9,704	326,928
Hyster-Yale Materials Handling, Inc.	979	60,541
IDEX Corp.	11,712	1,970,193
Illinois Tool Works, Inc.	50,691	7,818,073
Ingersoll-Rand PLC	37,410	4,626,121
ITT, Inc.	13,514	843,544
John Bean Technologies Corp.	4,873	578,230
Kadant, Inc.	1,712	160,004
Kennametal, Inc.	12,736	440,411
Lincoln Electric Holdings, Inc.	9,260	782,655
Lydall, Inc. (a)	2,729	64,404
Milacron Holdings Corp. (a)	10,978	184,870
Mueller Industries, Inc.	8,357	252,298
Mueller Water Products, Inc. Class A	24,341	247,548
NN, Inc.	6,464	53,069
Nordson Corp.	7,954	1,126,764
Omega Flex, Inc.	453	34,455
Parker Hannifin Corp.	19,974	3,497,048
Park-Ohio Holdings Corp.	1,284	39,290
Pentair PLC	25,093	973,859

See accompanying notes which are an integral part of the financial statements.

63	Annual Report

Fidelity® MSCI Industrials Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Proto Labs, Inc. (a)	3,955	$411,715
RBC Bearings, Inc. (a)	3,831	623,265
Rexnord Corp. (a)	16,246	475,845
Snap-on, Inc.	8,603	1,312,904
SPX Corp. (a)	6,724	234,668
SPX FLOW, Inc. (a)	6,521	264,492
Standex International Corp.	1,958	137,784
Stanley Black & Decker, Inc.	23,368	3,448,883
Tennant Co.	2,641	201,007
The Gorman-Rupp Co.	2,867	95,242
The Middleby Corp. (a)	8,622	1,158,624
The Timken Co.	10,506	480,229
Trimas Corp. (a)	7,107	213,139
Watts Water Technologies, Inc. Class A	4,257	395,177
Welbilt, Inc. (a)	20,604	338,318
Woodward, Inc.	8,613	965,001
Xylem, Inc.	27,739	2,227,164

		51,284,486

TOTAL MACHINERY		87,581,710

MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd. (a)	2,533	24,368
Kirby Corp. (a)	2,340	183,362
Matson, Inc.	1,611	65,906

TOTAL MARINE		273,636

PROFESSIONAL SERVICES – 5.3%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	8,136	512,975
Barrett Business Services, Inc.	1,159	101,413
Heidrick & Struggles International, Inc.	2,957	87,823
Insperity, Inc.	5,997	637,781
Kelly Services, Inc. Class A	4,919	136,896
Kforce, Inc.	3,645	124,258
Korn Ferry	8,747	343,582
ManpowerGroup, Inc.	9,310	850,468
Robert Half International, Inc.	18,358	1,109,007
TriNet Group, Inc. (a)	7,075	520,296
TrueBlue, Inc. (a)	6,221	122,989
Upwork, Inc. (a)	8,226	135,235
WageWorks, Inc. (a)	6,148	314,593

		4,997,316

Research & Consulting Services – 4.2%
CBIZ, Inc. (a)	8,012	187,240
CoStar Group, Inc. (a)	5,624	3,461,009
Equifax, Inc.	18,645	2,593,333

	Shares	Value
Exponent, Inc.	7,940	$546,272
Forrester Research, Inc.	1,691	80,035
FTI Consulting, Inc. (a)	5,837	609,675
Huron Consulting Group, Inc. (a)	3,473	211,749
ICF International, Inc.	2,898	246,881
IHS Markit Ltd. (a)	58,648	3,778,104
Mistras Group, Inc. (a)	2,859	43,342
Navigant Consulting, Inc.	6,534	159,168
Nielsen Holdings PLC	55,000	1,273,800
Resources Connection, Inc.	4,644	81,734
TransUnion	28,740	2,379,385
Verisk Analytics, Inc.	24,011	3,642,949
Willdan Group, Inc. (a)	1,614	56,458

		19,351,134

TOTAL PROFESSIONAL SERVICES		24,348,450

ROAD & RAIL – 10.5%
Railroads – 8.7%
CSX Corp.	119,698	8,426,739
Genesee & Wyoming, Inc. Class A (a)	8,678	952,931
Kansas City Southern	15,601	1,930,468
Norfolk Southern Corp.	41,318	7,896,696
Union Pacific Corp.	111,669	20,094,837

		39,301,671

Trucking – 1.8%
AMERCO	1,364	527,868
ArcBest Corp.	3,978	119,062
Avis Budget Group, Inc. (a)	9,929	361,316
Covenant Transportation Group, Inc. Class A (a)	1,946	32,790
Daseke, Inc. (a)	6,877	25,445
Heartland Express, Inc.	7,082	140,507
Hertz Global Holdings, Inc. (a)	13,052	202,567
JB Hunt Transport Services, Inc.	13,413	1,373,089
Knight-Swift Transportation Holdings, Inc.	20,101	720,420
Landstar System, Inc.	6,186	688,316
Marten Transport Ltd.	6,326	126,963
Old Dominion Freight Line, Inc.	10,040	1,676,479
Ryder System, Inc.	8,209	437,211
Saia, Inc. (a)	3,977	303,445
Schneider National, Inc. Class B	8,026	154,902
Uber Technologies, Inc. (a)	28,580	1,204,361
Universal Logistics Holdings, Inc	1,332	26,227
Werner Enterprises, Inc.	7,096	235,233
YRC Worldwide, Inc. (a)	5,039	16,427

		8,372,628

TOTAL ROAD & RAIL		47,674,299

See accompanying notes which are an integral part of the financial statements.

Annual Report	64

Common Stocks – continued

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 3.1%
Trading Companies & Distributors – 3.1%
Air Lease Corp.	16,249	$679,046
Aircastle Ltd.	8,771	182,349
Applied Industrial Technologies, Inc.	6,009	365,587
Beacon Roofing Supply, Inc. (a)	10,628	385,052
BMC Stock Holdings, Inc. (a)	10,360	219,114
CAI International, Inc. (a)	2,836	64,661
DXP Enterprises, Inc. (a)	2,599	88,236
Fastenal Co.	88,381	2,722,135
Foundation Building Materials, Inc. (a)	2,915	50,167
GATX Corp.	5,360	411,970
GMS, Inc. (a)	5,178	116,557
H&E Equipment Services, Inc.	4,944	151,336
HD Supply Holdings, Inc. (a)	27,562	1,116,537
Herc Holdings, Inc. (a)	3,283	148,195
Kaman Corp.	3,868	245,231
MRC Global, Inc. (a)	12,928	202,194
MSC Industrial Direct Co., Inc. Class A	6,966	494,934
NOW, Inc. (a)	16,873	206,694
Rush Enterprises, Inc. Class A	4,354	163,972
Rush Enterprises, Inc. Class B	572	22,537
SiteOne Landscape Supply, Inc. (a)	6,011	444,032
Systemax, Inc.	1,939	42,076
Titan Machinery, Inc. (a)	2,938	60,934
Triton International Ltd.	8,536	282,371
United Rentals, Inc. (a)	12,306	1,557,324
Univar, Inc. (a)	21,072	466,113
Veritiv Corp. (a)	1,990	34,666

	Shares	Value
Watsco, Inc.	4,959	$806,433
WESCO International, Inc. (a)	6,621	335,949
WW Grainger, Inc.	7,338	2,135,578

TOTAL TRADING COMPANIES & DISTRIBUTORS		14,201,980

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	11,924	494,131

TOTAL COMMON STOCKS (Cost $450,130,683)		453,935,172

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $349,000)	349,000	349,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $450,479,683)		454,284,172

NET OTHER ASSETS (LIABILITIES) – 0.0%		186,884

NET ASSETS – 100.0%		$454,471,056

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

65	Annual Report

Fidelity® MSCI Information Technology Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.3%
Communications Equipment – 5.3%
Acacia Communications, Inc. (a)	12,776	$858,164
ADTRAN, Inc.	18,669	207,413
Applied Optoelectronics, Inc. (a)	7,318	73,253
Arista Networks, Inc. (a)	21,132	5,778,545
CalAmp Corp. (a)	13,797	153,975
Casa Systems, Inc. (a)	11,804	77,788
Ciena Corp. (a)	62,685	2,834,616
Cisco Systems, Inc.	1,756,867	97,330,432
CommScope Holding Co., Inc. (a)	76,283	1,089,321
Comtech Telecommunications Corp.	9,235	274,834
EchoStar Corp. Class A (a)	18,992	864,516
Extreme Networks, Inc. (a)	46,948	382,157
F5 Networks, Inc. (a)	23,796	3,491,349
Finisar Corp. (a)	44,376	1,044,167
Harmonic, Inc. (a)	33,654	251,395
Infinera Corp. (a)	61,912	238,980
InterDigital, Inc.	12,965	835,335
Juniper Networks, Inc.	138,883	3,752,619
Lumentum Holdings, Inc. (a)	30,224	1,711,585
Motorola Solutions, Inc.	65,491	10,868,886
NETGEAR, Inc. (a)	12,430	420,755
Netscout Systems, Inc. (a)	31,588	822,551
Plantronics, Inc.	13,674	525,082
Ribbon Communications, Inc. (a)	20,281	99,783
ViaSat, Inc. (a)	15,659	1,277,618
Viavi Solutions, Inc. (a)	90,649	1,329,821

TOTAL COMMUNICATIONS EQUIPMENT		136,594,940

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.8%
Electronic Components – 1.1%
Amphenol Corp. Class A	118,868	11,092,762
AVX Corp.	19,785	301,326
Belden, Inc.	15,878	721,814
Corning, Inc.	313,731	9,647,228
Dolby Laboratories, Inc. Class A	25,859	1,760,998
II-VI, Inc. (a)	24,143	958,477
Knowles Corp. (a)	36,552	743,833
Littelfuse, Inc.	9,847	1,663,749
Rogers Corp. (a)	7,327	1,162,502
Vishay Intertechnology, Inc.	52,693	895,781

		28,948,470

Electronic Equipment & Instruments – 1.1%
Arlo Technologies, Inc. (a)	30,628	131,700
Badger Meter, Inc.	11,820	632,252
Cognex Corp.	68,394	3,010,020
Coherent, Inc. (a)	9,668	1,342,402
Daktronics, Inc.	16,362	103,735
FARO Technologies, Inc. (a)	7,069	377,414
Fitbit, Inc. Class A (a)	87,951	369,394

	Shares	Value
FLIR Systems, Inc.	54,319	$2,697,482
Itron, Inc. (a)	14,235	882,570
Keysight Technologies, Inc. (a)	74,855	6,701,020
MTS Systems Corp.	6,970	401,611
National Instruments Corp.	50,628	2,114,225
nLight, Inc. (a)	10,873	178,752
Novanta, Inc. (a)	13,859	1,165,403
OSI Systems, Inc. (a)	6,768	761,806
Trimble, Inc. (a)	100,285	4,238,044
Vishay Precision Group, Inc. (a)	4,175	170,090
Zebra Technologies Corp. Class A (a)	21,522	4,538,775

		29,816,695

Electronic Manufacturing Services – 0.9%
Benchmark Electronics, Inc.	15,357	415,560
CTS Corp.	12,289	387,349
Fabrinet (a)	14,622	784,909
Flex Ltd. (a)	207,287	2,311,250
IPG Photonics Corp. (a)	14,776	1,935,804
Jabil, Inc.	55,356	1,709,393
KEMET Corp.	21,804	438,696
Kimball Electronics, Inc. (a)	10,404	165,424
Methode Electronics, Inc.	14,467	433,287
Plexus Corp. (a)	12,592	751,868
Sanmina Corp. (a)	27,285	866,299
TE Connectivity Ltd.	135,119	12,484,996
TTM Technologies, Inc. (a)	39,389	412,009

		23,096,844

Technology Distributors – 0.7%
Anixter International, Inc. (a)	12,811	824,516
Arrow Electronics, Inc. (a)	33,856	2,458,284
Avnet, Inc.	43,104	1,957,784
CDW Corp.	58,635	6,928,312
ePlus, Inc. (a)	5,351	406,141
Insight Enterprises, Inc. (a)	14,305	787,061
PC Connection, Inc.	4,754	155,503
ScanSource, Inc. (a)	9,999	339,466
SYNNEX Corp.	17,523	1,726,716
Tech Data Corp. (a)	14,821	1,501,960

		17,085,743

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		98,947,752

IT SERVICES – 24.6%
Data Processing & Outsourced Services – 17.4%
Alliance Data Systems Corp.	19,008	2,982,735
Automatic Data Processing, Inc.	173,864	28,951,833
Black Knight, Inc. (a)	56,790	3,595,943
Broadridge Financial Solutions, Inc.	46,117	5,862,393
Cardtronics PLC Class A (a)	16,051	457,133
Cass Information Systems, Inc.	4,982	253,634
Conduent, Inc. (a)	71,763	653,043

See accompanying notes which are an integral part of the financial statements.

Annual Report	66

Common Stocks – continued

	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
CoreLogic, Inc. (a)	32,196	$1,467,172
CSG Systems International, Inc.	13,103	671,398
Euronet Worldwide, Inc. (a)	20,789	3,241,213
EVERTEC, Inc.	24,979	799,828
Evo Payments, Inc. Class A (a)	12,717	395,753
Exela Technologies, Inc. (a)	17,732	46,990
ExlService Holdings, Inc. (a)	13,805	949,646
Fidelity National Information Services, Inc.	244,200	32,539,612
Fiserv, Inc. (a)	229,326	24,177,840
FleetCor Technologies, Inc. (a)	34,314	9,751,009
Global Payments, Inc.	62,835	10,551,253
GreenSky, Inc. Class A (a)	20,480	234,087
Jack Henry & Associates, Inc.	30,828	4,306,672
Mastercard, Inc. Class A	364,308	99,190,139
MAXIMUS, Inc.	25,385	1,866,051
NIC, Inc.	27,531	499,412
Paychex, Inc.	128,866	10,702,321
PayPal Holdings, Inc. (a)	444,923	49,119,499
Sabre Corp.	109,613	2,577,002
Square, Inc. Class A (a)	130,518	10,494,952
Sykes Enterprises, Inc. (a)	15,894	449,641
The Western Union Co.	174,515	3,664,815
Total System Services, Inc.	67,021	9,096,090
TTEC Holdings, Inc.	6,340	297,473
Verra Mobility Corp. (a)	18,487	256,045
Visa, Inc. Class A	698,502	124,333,356
WEX, Inc. (a)	17,211	3,753,203

		448,189,186

Internet Services & Infrastructure – 1.3%
Akamai Technologies, Inc. (a)	64,992	5,727,745
Carbonite, Inc. (a)	13,481	241,714
Endurance International Group Holdings, Inc. (a)	25,270	119,780
GoDaddy, Inc. Class A (a)	69,160	5,074,961
GTT Communications, Inc. (a)	11,910	144,111
Limelight Networks, Inc. (a)	44,063	119,411
MongoDB, Inc. (a)	12,654	1,812,306
Okta, Inc. (a)	40,373	5,281,999
Switch, Inc. Class A	10,962	148,754
Tucows, Inc. Class A (a)	3,897	190,680
Twilio, Inc. Class A (a)	44,418	6,178,988
VeriSign, Inc. (a)	42,952	9,066,738

		34,107,187

IT Consulting & Other Services – 5.9%
Accenture PLC Class A	254,466	49,005,062
Booz Allen Hamilton Holding Corp.	56,057	3,853,919
CACI International, Inc. Class A (a)	9,961	2,143,109

	Shares	Value
Cognizant Technology Solutions Corp. Class A	229,723	$14,964,156
DXC Technology Co.	107,126	5,974,417
EPAM Systems, Inc. (a)	21,603	4,186,445
Gartner, Inc. (a)	35,762	4,982,720
International Business Machines Corp.	355,216	52,657,220
KBR, Inc.	56,233	1,483,427
Leidos Holdings, Inc.	55,364	4,545,384
LiveRamp Holdings, Inc. (a)	25,749	1,356,715
ManTech International Corp. Class A	10,735	738,353
Perficient, Inc. (a)	13,669	467,070
Perspecta, Inc.	58,404	1,362,565
Presidio, Inc.	17,997	251,958
Science Applications International Corp.	21,157	1,806,173
The Hackett Group, Inc.	10,170	166,991
Unisys Corp. (a)	19,957	247,267
Virtusa Corp. (a)	11,523	514,848

		150,707,799

TOTAL IT SERVICES		633,004,172

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.1%
Semiconductor Equipment – 2.3%
Advanced Energy Industries, Inc. (a)	15,299	893,462
Amkor Technology, Inc. (a)	42,151	389,054
Applied Materials, Inc.	379,125	18,717,401
Axcelis Technologies, Inc. (a)	12,639	202,856
Brooks Automation, Inc.	28,479	1,104,985
Cabot Microelectronics Corp.	11,673	1,420,020
Cohu, Inc.	15,897	240,998
Enphase Energy, Inc. (a)	30,648	862,741
Entegris, Inc.	53,649	2,334,268
FormFactor, Inc. (a)	30,551	512,646
Ichor Holdings Ltd. (a)	8,826	222,503
KLA Corp.	65,252	8,895,153
Kulicke & Soffa Industries, Inc.	26,433	598,179
Lam Research Corp.	60,969	12,718,743
MKS Instruments, Inc.	21,749	1,851,492
Nanometrics, Inc. (a)	9,728	305,265
PDF Solutions, Inc. (a)	11,420	152,457
Photronics, Inc. (a)	27,354	263,419
Rudolph Technologies, Inc. (a)	12,465	335,558
SolarEdge Technologies, Inc. (a)	16,884	1,101,343
Teradyne, Inc.	71,638	3,992,386
Ultra Clean Holdings, Inc. (a)	15,230	222,206
Veeco Instruments, Inc. (a)	19,068	227,100
Versum Materials, Inc.	43,741	2,273,657
Xperi Corp.	19,206	410,048

		60,247,940

Semiconductors – 14.8%
Advanced Micro Devices, Inc. (a)	380,831	11,596,304

See accompanying notes which are an integral part of the financial statements.

67	Annual Report

Fidelity® MSCI Information Technology Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Alpha & Omega Semiconductor Ltd. (a)	7,651	$77,658
Ambarella, Inc. (a)	11,463	572,577
Analog Devices, Inc.	147,090	17,277,191
Broadcom, Inc.	158,129	45,855,829
CEVA, Inc. (a)	8,601	238,936
Cirrus Logic, Inc. (a)	23,852	1,169,941
Cree, Inc. (a)	41,103	2,555,785
Cypress Semiconductor Corp.	145,105	3,333,062
Diodes, Inc. (a)	17,456	743,626
First Solar, Inc. (a)	31,569	2,035,885
Inphi Corp. (a)	15,903	957,520
Intel Corp.	1,794,769	90,725,573
Lattice Semiconductor Corp. (a)	50,581	978,237
MACOM Technology Solutions Holdings, Inc. (a)	17,838	349,982
Marvell Technology Group Ltd.	249,184	6,543,572
Maxim Integrated Products, Inc.	109,013	6,452,479
MaxLinear, Inc. Class A (a)	26,416	580,624
Mellanox Technologies Ltd. (a)	18,300	2,060,946
Microchip Technology, Inc.	94,489	8,921,651
Micron Technology, Inc. (a)	447,597	20,092,629
Monolithic Power Systems, Inc.	16,222	2,403,451
NVE Corp.	1,887	126,844
NVIDIA Corp.	229,725	38,759,202
ON Semiconductor Corp. (a)	164,144	3,530,737
Power Integrations, Inc.	11,478	1,045,301
Qorvo, Inc. (a)	48,958	3,588,132
QUALCOMM, Inc.	482,970	35,334,085
Rambus, Inc. (a)	44,188	550,582
Semtech Corp. (a)	26,373	1,394,340
Silicon Laboratories, Inc. (a)	17,235	1,933,939
Skyworks Solutions, Inc.	69,411	5,919,370
SMART Global Holdings, Inc. (a)	5,420	164,985
SunPower Corp. (a)	24,819	290,134
Synaptics, Inc. (a)	13,828	444,985
Texas Instruments, Inc.	374,659	46,836,122
Universal Display Corp.	16,905	3,568,307
Xilinx, Inc.	101,162	11,553,712

		380,564,235

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		440,812,175

SOFTWARE – 31.6%
Application Software – 11.4%
2U, Inc. (a)	22,975	294,080
8x8, Inc. (a)	37,824	914,206
ACI Worldwide, Inc. (a)	46,022	1,544,498
Adobe, Inc. (a)	194,682	58,182,663

	Shares	Value
Agilysys, Inc. (a)	7,886	$193,444
Alarm.com Holdings, Inc. (a)	14,280	712,715
Altair Engineering, Inc. Class A (a)	13,742	571,805
Alteryx, Inc. Class A (a)	17,681	2,078,225
ANSYS, Inc. (a)	33,310	6,765,927
Appfolio, Inc. Class A (a)	5,770	557,093
Aspen Technology, Inc. (a)	27,866	3,674,689
Autodesk, Inc. (a)	87,488	13,663,001
Avaya Holdings Corp. (a)	44,412	534,720
Benefitfocus, Inc. (a)	10,149	253,624
Blackbaud, Inc.	19,285	1,754,935
Blackline, Inc. (a)	15,189	677,429
Bottomline Technologies de, Inc. (a)	17,077	718,771
Box, Inc. Class A (a)	55,516	918,235
Cadence Design Systems, Inc. (a)	111,806	8,263,581
CDK Global, Inc.	50,054	2,596,301
Ceridian HCM Holding, Inc. (a)	16,429	875,830
ChannelAdvisor Corp. (a)	11,634	106,218
Cision Ltd. (a)	32,315	335,753
Citrix Systems, Inc.	52,624	4,959,286
Cloudera, Inc. (a)	84,860	507,463
Cornerstone OnDemand, Inc. (a)	19,958	1,181,514
Coupa Software, Inc. (a)	22,604	3,067,589
DocuSign, Inc. (a)	40,682	2,104,073
Domo, Inc. Class B (a)	4,224	117,174
Dropbox, Inc. Class A (a)	76,257	1,796,615
Ebix, Inc.	9,924	456,802
Elastic N.V. (a)	10,384	1,026,251
Envestnet, Inc. (a)	18,137	1,295,163
Everbridge, Inc. (a)	12,180	1,246,014
Fair Isaac Corp. (a)	11,585	4,024,861
Five9, Inc. (a)	23,531	1,161,725
Guidewire Software, Inc. (a)	32,369	3,304,228
HubSpot, Inc. (a)	15,672	2,800,900
Instructure, Inc. (a)	12,095	480,051
Intuit, Inc.	103,448	28,687,165
j2 Global, Inc.	18,610	1,657,965
LivePerson, Inc. (a)	23,992	796,294
LogMeIn, Inc.	20,278	1,540,520
Manhattan Associates, Inc. (a)	26,154	2,222,828
MicroStrategy, Inc. Class A (a)	3,274	447,654
Mimecast Ltd. (a)	19,197	913,777
MobileIron, Inc. (a)	27,274	188,191
Model N, Inc. (a)	9,185	200,784
Monotype Imaging Holdings, Inc.	16,307	325,651
New Relic, Inc. (a)	19,356	1,803,399
Nuance Communications, Inc. (a)	114,125	1,899,040
Nutanix, Inc. Class A (a)	56,011	1,271,450
Paycom Software, Inc. (a)	19,808	4,768,776
Paylocity Holding Corp. (a)	13,659	1,394,447
Pegasystems, Inc.	15,740	1,189,944

See accompanying notes which are an integral part of the financial statements.

Annual Report	68

Common Stocks – continued

	Shares	Value
SOFTWARE – continued
Application Software – continued
Pivotal Software, Inc. Class A (a)	26,812	$254,178
Pluralsight, Inc. Class A (a)	19,060	584,951
PROS Holdings, Inc. (a)	13,395	969,262
PTC, Inc. (a)	45,003	3,050,303
Q2 Holdings, Inc. (a)	15,574	1,243,895
QAD, Inc. Class A	4,110	177,305
RealPage, Inc. (a)	31,598	1,974,243
RingCentral, Inc. Class A (a)	28,015	3,977,570
Salesforce.com, Inc. (a)	305,390	47,182,755
ShotSpotter, Inc. (a)	3,065	115,213
Smartsheet, Inc. Class A (a)	34,748	1,734,273
Splunk, Inc. (a)	58,918	7,972,195
SPS Commerce, Inc. (a)	7,021	785,158
SS&C Technologies Holdings, Inc.	90,000	4,315,500
SVMK, Inc. (a)	9,995	169,615
Synopsys, Inc. (a)	59,674	7,922,320
The Trade Desk, Inc. Class A (a)	14,497	3,817,205
Tyler Technologies, Inc. (a)	15,327	3,576,555
Upland Software, Inc. (a)	8,412	370,044
Verint Systems, Inc. (a)	26,142	1,512,838
Workday, Inc. Class A (a)	60,330	12,064,793
Workiva, Inc. (a)	11,751	675,565
Yext, Inc. (a)	22,012	458,070
Zendesk, Inc. (a)	43,683	3,650,151

		293,579,294

Systems Software – 20.2%
A10 Networks, Inc. (a)	21,316	161,575
Appian Corp. (a)	9,014	354,160
Carbon Black, Inc. (a)	6,976	129,823
CommVault Systems, Inc. (a)	17,436	792,292
FireEye, Inc. (a)	80,685	1,210,275
ForeScout Technologies, Inc. (a)	12,758	476,639
Fortinet, Inc. (a)	57,829	4,644,247
Microsoft Corp.	2,908,910	396,397,166
OneSpan, Inc. (a)	12,349	180,542
Oracle Corp.	1,002,803	56,457,809
Palo Alto Networks, Inc. (a)	37,365	8,464,667
Progress Software Corp.	17,923	775,887
Proofpoint, Inc. (a)	22,195	2,801,009
Qualys, Inc. (a)	13,281	1,149,603
Rapid7, Inc. (a)	15,964	968,217
SailPoint Technologies Holding, Inc. (a)	31,339	662,506
SecureWorks Corp. Class A (a)	3,102	37,038
ServiceNow, Inc. (a)	72,062	19,989,278
Symantec Corp.	255,748	5,513,927
Tableau Software, Inc. Class A (a)	30,059	5,095,902

	Shares	Value
Tenable Holdings, Inc. (a)	11,394	$285,534
Teradata Corp. (a)	47,252	1,730,368
TiVo Corp.	51,953	393,804
Varonis Systems, Inc. (a)	11,868	853,428
VMware, Inc. Class A	33,150	5,784,344
Zscaler, Inc. (a)	24,938	2,101,525
Zuora, Inc. Class A (a)	26,003	390,305

		517,801,870

TOTAL SOFTWARE		811,381,164

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.5%
Technology Hardware, Storage & Peripherals –17.5%
3D Systems Corp. (a)	44,591	402,211
Apple, Inc.	1,881,888	400,917,419
Cray, Inc. (a)	16,694	578,280
Dell Technologies, Inc. Class C (a)	61,758	3,565,907
Diebold Nixdorf, Inc. (a)	28,726	399,579
Hewlett Packard Enterprise Co.	549,319	7,893,714
HP, Inc.	611,518	12,866,339
NCR Corp. (a)	47,737	1,613,988
NetApp, Inc.	98,479	5,760,037
Pure Storage, Inc. Class A (a)	73,325	1,110,140
Seagate Technology PLC	101,103	4,682,080
Western Digital Corp.	115,976	6,249,947
Xerox Corp.	82,442	2,646,388

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		448,686,029

TOTAL COMMON STOCKS (Cost $2,049,848,067)		2,569,426,232

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $1,189,000)	1,189,000	1,189,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,051,037,067)		2,570,615,232

NET OTHER ASSETS (LIABILITIES) – 0.0%		748,999

NET ASSETS – 100.0%		$2,571,364,231

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

69	Annual Report

Fidelity® MSCI Information Technology Index ETF

Schedule of Investments – continued

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	70

Fidelity® MSCI Materials Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
CHEMICALS – 66.2%
Commodity Chemicals – 8.7%
AdvanSix, Inc. (a)	6,500	$166,660
Cabot Corp.	13,386	598,622
Dow, Inc.	172,184	8,340,593
Hawkins, Inc.	2,154	94,065
Koppers Holdings, Inc. (a)	4,600	125,580
Kronos Worldwide, Inc.	5,218	69,973
LyondellBasell Industries N.V. Class A	60,523	5,065,170
Olin Corp.	37,173	746,062
Tredegar Corp.	5,941	99,037
Trinseo S.A.	9,302	361,011
Tronox Holdings PLC Class A	21,289	235,456
Valvoline, Inc.	42,338	854,804
Westlake Chemical Corp.	8,668	585,697

		17,342,730

Diversified Chemicals – 2.0%
Eastman Chemical Co.	31,471	2,371,340
Huntsman Corp.	47,335	972,734
The Chemours Co.	37,567	716,403

		4,060,477

Fertilizers & Agricultural Chemicals – 6.7%
American Vanguard Corp.	6,090	86,965
CF Industries Holdings, Inc.	50,184	2,487,119
Corteva, Inc.	169,221	4,992,019
FMC Corp.	29,783	2,573,847
Intrepid Potash, Inc. (a)	22,150	82,841
The Mosaic Co.	82,450	2,076,916
The Scotts Miracle-Gro Co.	9,356	1,049,556

		13,349,263

Industrial Gases – 17.6%
Air Products & Chemicals, Inc.	49,450	11,287,951
Linde PLC	124,071	23,732,301

		35,020,252

Specialty Chemicals – 31.2%
A Schulman, Inc. Class A (b)	8,906	3,856
Albemarle Corp.	23,811	1,737,251
Amyris, Inc. (a)	8,753	27,047
Ashland Global Holdings, Inc.	14,108	1,121,304
Axalta Coating Systems Ltd. (a)	47,488	1,407,069
Balchem Corp.	7,252	744,345
Celanese Corp.	28,842	3,235,207
Chase Corp.	1,690	175,050
DuPont de Nemours, Inc.	169,221	12,210,987
Ecolab, Inc.	58,536	11,808,467
Element Solutions, Inc. (a)	51,140	512,423
Ferro Corp. (a)	17,750	261,458
FutureFuel Corp.	5,848	68,129
GCP Applied Technologies, Inc. (a)	14,686	323,533
HB Fuller Co.	11,446	547,233
Ingevity Corp. (a)	9,380	924,305

	Shares	Value
Innophos Holdings, Inc.	4,394	$119,385
Innospec, Inc.	5,497	513,310
International Flavors & Fragrances, Inc.	22,808	3,284,124
Kraton Corp. (a)	7,167	219,812
Livent Corp. (a)	33,021	212,655
Minerals Technologies, Inc.	7,935	422,539
NewMarket Corp.	2,018	850,809
OMNOVA Solutions, Inc. (a)	10,078	100,276
PolyOne Corp.	17,491	573,180
PPG Industries, Inc.	53,113	6,234,935
PQ Group Holdings, Inc. (a)	9,158	142,773
Quaker Chemical Corp.	3,001	562,357
Rayonier Advanced Materials, Inc.	11,562	53,763
RPM International, Inc.	29,640	2,010,481
Sensient Technologies Corp.	9,512	648,433
Stepan Co.	4,563	452,422
The Sherwin-Williams Co.	18,788	9,638,996
Venator Materials PLC (a)	12,014	46,014
WR Grace & Co.	13,545	918,487

		62,112,415

TOTAL CHEMICALS		131,885,137

CONSTRUCTION MATERIALS – 4.6%
Construction Materials – 4.6%
Eagle Materials, Inc.	10,346	856,442
Martin Marietta Materials, Inc.	14,056	3,482,374
Summit Materials, Inc. Class A (a)	25,140	463,582
United States Lime & Minerals, Inc.	505	40,844
US Concrete, Inc. (a)	3,546	166,981
Vulcan Materials Co.	29,682	4,106,505

TOTAL CONSTRUCTION MATERIALS		9,116,728

CONTAINERS & PACKAGING – 14.8%
Metal & Glass Containers – 5.8%
Aptargroup, Inc.	14,188	1,717,032
Ball Corp.	71,513	5,111,749
Berry Plastics Group, Inc. (a)	29,341	1,321,812
Crown Holdings, Inc. (a)	30,472	1,950,513
Greif, Inc. Class A	5,844	204,306
Greif, Inc. Class B	995	42,785
Myers Industries, Inc.	7,126	115,227
Owens-Illinois, Inc.	34,559	586,466
Silgan Holdings, Inc.	17,384	522,563

		11,572,453

Paper Packaging – 9.0%
Amcor PLC (a)	365,438	3,873,643
Avery Dennison Corp.	18,908	2,171,962
Graphic Packaging Holding Co.	66,987	995,427
International Paper Co.	85,608	3,759,047

See accompanying notes which are an integral part of the financial statements.

71	Annual Report

Fidelity® MSCI Materials Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Packaging Corp. of America	21,276	$2,148,238
Sealed Air Corp.	35,047	1,464,614
Sonoco Products Co.	22,477	1,349,294
Westrock Co.	57,497	2,072,767

		17,834,992

TOTAL CONTAINERS & PACKAGING		29,407,445

METALS & MINING – 12.9%
Aluminum – 0.7%
Alcoa Corp. (a)	41,805	940,194
Century Aluminum Co. (a)	11,856	85,245
Kaiser Aluminum Corp.	3,619	348,401

		1,373,840

Copper – 1.8%
Freeport-McMoRan, Inc.	326,257	3,608,403

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	7,621	425,633
Materion Corp.	4,554	282,940

		708,573

Gold – 4.4%
Coeur Mining, Inc. (a)	45,587	209,700
McEwen Mining, Inc.	61,730	106,793
Newmont Mining Corp.	184,146	6,725,012
Royal Gold, Inc.	14,753	1,688,481

		8,729,986

Silver – 0.1%
Hecla Mining Co.	108,299	200,353

Steel – 5.5%
AK Steel Holding Corp. (a)	70,924	200,006
Allegheny Technologies, Inc. (a)	28,265	615,329
Carpenter Technology Corp.	10,655	479,582
Cleveland-Cliffs, Inc.	65,851	701,972
Commercial Metals Co.	26,492	463,875
Haynes International, Inc.	2,841	84,548
Nucor Corp.	68,804	3,741,561
Reliance Steel & Aluminum Co.	15,107	1,509,945
Ryerson Holding Corp. (a)	3,789	30,918
Schnitzer Steel Industries, Inc. Class A	6,015	160,179
Steel Dynamics, Inc.	50,467	1,590,215
SunCoke Energy, Inc. (a)	20,220	153,470
TimkenSteel Corp. (a)	8,551	59,771
United States Steel Corp.	38,989	586,005

	Shares	Value
Warrior Met Coal, Inc.	10,484	$259,374
Worthington Industries, Inc.	9,100	366,002

		11,002,752

TOTAL METALS & MINING		25,623,907

PAPER & FOREST PRODUCTS – 1.3%
Forest Products – 0.5%
Boise Cascade Co.	8,714	235,278
Louisiana-Pacific Corp.	30,526	797,950

		1,033,228

Paper Products – 0.8%
Clearwater Paper Corp. (a)	3,671	72,062
Domtar Corp.	14,151	600,710
Mercer International, Inc.	9,503	123,824
Neenah Paper, Inc.	3,794	249,304
PH Glatfelter Co.	9,874	161,143
Resolute Forest Products, Inc.	13,362	81,508
Schweitzer-Mauduit International, Inc.	6,932	238,669
Verso Corp. Class A (a)	7,785	125,961

		1,653,181

TOTAL PAPER & FOREST PRODUCTS		2,686,409

TOTAL COMMON STOCKS (Cost $211,989,668)		198,719,626

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (c) (Cost $136,000)	136,000	136,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $212,125,668)		198,855,626

NET OTHER ASSETS (LIABILITIES) – 0.1%		187,585

NET ASSETS – 100.0%		$199,043,211

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	72

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$198,719,626	$198,715,770	$—	$3,856

Money Market Funds	136,000	136,000	—	—

Total Investments in Securities:	$198,855,626	$198,851,770	$—	$3,856

See accompanying notes which are an integral part of the financial statements.

73	Annual Report

Fidelity® MSCI Real Estate Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.3%
Diversified REITs – 5.0%
Alexander & Baldwin, Inc.	48,874	$1,149,028
American Assets Trust, Inc.	34,592	1,605,069
Armada Hoffler Properties, Inc.	35,806	606,195
Colony Capital, Inc.	330,921	1,869,704
Empire State Realty Trust, Inc. Class A	105,186	1,473,656
Essential Properties Realty Trust, Inc.	51,360	1,084,723
Gladstone Commercial Corp.	21,147	449,585
Global Net Lease, Inc.	59,568	1,162,767
iStar, Inc.	49,078	647,830
Lexington Realty Trust	149,259	1,473,186
Liberty Property Trust	104,440	5,462,212
One Liberty Properties, Inc.	10,554	302,478
PS Business Parks, Inc.	14,475	2,533,125
STORE Capital Corp.	142,518	4,875,541
VEREIT, Inc.	683,207	6,230,848
Washington Real Estate Investment Trust	56,516	1,523,106
WP Carey, Inc.	117,307	10,151,748

		42,600,801

Health Care REITs – 9.6%
CareTrust REIT, Inc.	62,723	1,457,055
Community Healthcare Trust, Inc.	12,754	524,062
HCP, Inc.	337,280	10,769,351
Healthcare Realty Trust, Inc.	88,447	2,828,535
Healthcare Trust of America, Inc. Class A	144,925	3,902,830
LTC Properties, Inc.	28,080	1,294,207
Medical Properties Trust, Inc.	309,956	5,424,230
National Health Investors, Inc.	30,175	2,395,292
New Senior Investment Group, Inc.	58,797	419,223
Omega Healthcare Investors, Inc.	151,408	5,496,110
Physicians Realty Trust	129,531	2,229,229
Sabra Health Care REIT, Inc.	125,973	2,600,083
Senior Housing Properties Trust	166,617	1,366,259
Universal Health Realty Income Trust	9,376	864,092
Ventas, Inc.	251,449	16,920,003
Welltower, Inc.	272,502	22,650,366

		81,140,927

Hotel & Resort REITs – 4.3%
Apple Hospitality REIT, Inc.	150,036	2,357,065
Ashford Hospitality Trust, Inc.	68,370	185,283
Braemar Hotels & Resorts, Inc.	19,150	174,648
Chatham Lodging Trust	33,396	596,453
Chesapeake Lodging Trust	43,058	1,182,803
CorePoint Lodging, Inc.	30,287	355,266
DiamondRock Hospitality Co.	142,726	1,437,251
Hersha Hospitality Trust	26,438	412,962
Hospitality Properties Trust	116,090	2,868,584
Host Hotels & Resorts, Inc.	522,734	9,090,344

	Shares	Value
MGM Growth Properties LLC Class A	64,226	$1,917,788
Park Hotels & Resorts, Inc.	142,351	3,759,490
Pebblebrook Hotel Trust	91,994	2,574,912
RLJ Lodging Trust	123,757	2,138,521
Ryman Hospitality Properties, Inc.	34,577	2,593,275
Summit Hotel Properties, Inc.	74,654	829,406
Sunstone Hotel Investors, Inc.	161,133	2,128,567
Xenia Hotels & Resorts, Inc.	80,021	1,714,850

		36,317,468

Industrial REITs – 7.7%
Americold Realty Trust	123,482	4,140,351
Duke Realty Corp.	253,603	8,452,588
EastGroup Properties, Inc.	25,732	3,100,191
First Industrial Realty Trust, Inc.	89,290	3,409,985
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,990	1,207,526
Industrial Logistics Properties Trust	46,278	989,424
Monmouth Real Estate Investment Corp. Class A	62,279	858,827
Prologis, Inc.	444,588	35,838,239
Rexford Industrial Realty, Inc.	68,347	2,829,566
STAG Industrial, Inc.	79,349	2,358,252
Terreno Realty Corp.	43,386	2,119,840

		65,304,789

Office REITs – 9.4%
Alexandria Real Estate Equities, Inc.	79,576	11,646,743
Boston Properties, Inc.	109,043	14,497,267
Brandywine Realty Trust	124,291	1,833,292
Columbia Property Trust, Inc.	83,046	1,821,199
Corporate Office Properties Trust	77,682	2,168,881
Cousins Properties, Inc.	102,588	3,609,046
Douglas Emmett, Inc.	114,204	4,661,807
Easterly Government Properties, Inc.	43,102	813,335
Equity Commonwealth	85,745	2,879,317
Franklin Street Properties Corp.	76,867	619,548
Highwoods Properties, Inc.	73,209	3,318,564
Hudson Pacific Properties, Inc.	109,020	3,848,406
JBG SMITH Properties	82,362	3,222,825
Kilroy Realty Corp.	71,210	5,658,347
Mack-Cali Realty Corp.	63,701	1,514,810
NorthStar Realty Europe Corp.	28,470	483,990
Office Properties Income Trust	34,415	969,471
Paramount Group, Inc.	131,880	1,823,900
Piedmont Office Realty Trust, Inc. Class A	88,791	1,847,741
SL Green Realty Corp.	59,076	4,789,882
Vornado Realty Trust	121,062	7,786,708

		79,815,079

Residential REITs – 14.5%
American Campus Communities, Inc.	96,766	4,523,811
American Homes 4 Rent Class A	187,906	4,549,204

See accompanying notes which are an integral part of the financial statements.

Annual Report	74

Common Stocks – continued

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Apartment Investment & Management Co. Class A	104,202	$5,162,167
AvalonBay Communities, Inc.	97,692	20,397,113
Camden Property Trust	68,213	7,074,370
Equity Lifestyle Properties, Inc.	60,342	7,497,493
Equity Residential	260,917	20,583,742
Essex Property Trust, Inc.	46,375	14,015,452
Front Yard Residential Corp.	36,572	439,230
Independence Realty Trust, Inc.	63,710	786,819
Investors Real Estate Trust	8,383	534,416
Invitation Homes, Inc.	314,538	8,640,359
Mid-America Apartment Communities, Inc.	80,404	9,474,807
NexPoint Residential Trust, Inc.	13,415	578,991
Preferred Apartment Communities, Inc. Class A	29,775	431,440
Sun Communities, Inc.	60,971	8,097,559
UDR, Inc.	194,562	8,961,526
UMH Properties, Inc.	24,343	320,110

		122,068,609

Retail REITs – 12.9%
Acadia Realty Trust	57,522	1,614,643
Agree Realty Corp.	26,646	1,781,285
Alexander’s, Inc.	1,649	617,550
American Finance Trust, Inc.	75,168	880,217
Brixmor Property Group, Inc.	210,938	4,003,603
Cedar Realty Trust, Inc.	63,242	175,813
Federal Realty Investment Trust	52,503	6,930,921
Getty Realty Corp.	24,568	736,549
Kimco Realty Corp.	297,471	5,714,418
Kite Realty Group Trust	59,612	948,427
National Retail Properties, Inc.	114,099	5,960,532
Pennsylvania Real Estate Investment Trust	48,338	289,061
Realty Income Corp.	214,465	14,843,123
Regency Centers Corp.	118,248	7,887,142
Retail Opportunity Investments Corp.	80,630	1,462,628
Retail Properties of America, Inc. Class A	150,831	1,834,105
Retail Value, Inc.	10,578	398,156
RPT Realty	57,188	700,553
Saul Centers, Inc.	9,696	531,244
Seritage Growth Properties, Class A	24,014	1,003,065
Simon Property Group, Inc.	217,911	35,345,164
SITE Centers Corp.	102,149	1,455,623
Spirit MTA REIT	31,391	263,998
Spirit Realty Capital, Inc.	60,793	2,682,187
Tanger Factory Outlet Centers, Inc.	66,051	1,048,890
Taubman Centers, Inc.	43,189	1,750,018

	Shares	Value
The Macerich Co.	79,728	$2,635,010
Urban Edge Properties	80,933	1,354,009
Urstadt Biddle Properties, Inc. Class A	21,106	455,679
Washington Prime Group, Inc.	131,592	477,679
Weingarten Realty Investors	86,073	2,402,297
Whitestone REIT	26,032	331,908

		108,515,497

Specialized REITs – 32.9%
American Tower Corp.	311,135	65,842,389
CatchMark Timber Trust, Inc. Class A	35,134	356,961
CoreCivic, Inc.	84,309	1,430,724
CorEnergy Infrastructure Trust, Inc.	9,279	375,521
CoreSite Realty Corp.	25,921	2,716,780
Crown Castle International Corp.	293,105	39,059,172
CubeSmart	132,125	4,485,644
CyrusOne, Inc.	76,419	4,386,451
Digital Realty Trust, Inc.	146,580	16,762,889
EPR Properties	52,500	3,907,575
Equinix, Inc.	56,936	28,587,566
Extra Space Storage, Inc.	89,873	10,100,826
Four Corners Property Trust, Inc.	48,328	1,301,956
Gaming and Leisure Properties, Inc.	143,952	5,428,430
Iron Mountain, Inc.	202,155	5,945,379
Lamar Advertising Co. Class A	60,125	4,865,315
Life Storage, Inc.	32,966	3,213,855
National Storage Affiliates Trust	40,429	1,224,594
Outfront Media, Inc.	99,275	2,698,294
PotlatchDeltic Corp.	48,193	1,774,466
Public Storage	110,765	26,889,311
QTS Realty Trust, Inc. Class A	38,807	1,795,988
Rayonier, Inc.	91,569	2,659,164
SBA Communications Corp. (a)	79,300	19,461,013
The Geo Group, Inc.	85,197	1,517,359
Uniti Group, Inc.	127,142	1,070,536
VICI Properties, Inc.	285,717	6,097,201
Weyerhaeuser Co.	527,008	13,391,273

		277,346,632

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		813,109,802

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.6%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	35,785	279,481
Tejon Ranch Co. (a)	15,453	286,344
The RMR Group, Inc. Class A	10,836	533,565
The St Joe Co. (a)	26,095	502,068

		1,601,458

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	7,335	151,541
The Howard Hughes Corp. (a)	28,826	3,891,510

		4,043,051

See accompanying notes which are an integral part of the financial statements.

75	Annual Report

Fidelity® MSCI Real Estate Index ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – 0.3%
FRP Holdings, Inc. (a)	5,040	$249,883
Kennedy-Wilson Holdings, Inc.	91,546	1,970,070

		2,219,953

Real Estate Services – 2.6%
Altisource Portfolio Solutions S.A. (a)	4,801	100,821
CBRE Group, Inc. Class A (a)	228,611	12,118,669
Cushman & Wakefield PLC (a)	69,436	1,377,610
eXp World Holdings, Inc. (a)	15,377	162,535
Jones Lang LaSalle, Inc.	36,359	5,297,143
Marcus & Millichap, Inc. (a)	16,572	550,191
Newmark Group, Inc. Class A	93,905	925,903
RE/MAX Holdings, Inc. Class A	12,727	370,101
Realogy Holdings Corp.	80,897	421,473
Redfin Corp. (a)	51,823	934,887

		22,259,333

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		30,123,795

TOTAL COMMON STOCKS (Cost $801,233,092)		843,233,597

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $398,000)	398,000	$398,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $801,631,092)		843,631,597

NET OTHER ASSETS (LIABILITIES) – 0.0%		371,286

NET ASSETS – 100.0%		$844,002,883

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	76

Fidelity® MSCI Utilities Index ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
ELECTRIC UTILITIES – 56.2%
Electric Utilities – 56.2%
ALLETE, Inc.	40,298	$3,503,911
Alliant Energy Corp.	184,539	9,142,062
American Electric Power Co., Inc.	385,671	33,865,771
Duke Energy Corp.	568,400	49,291,648
Edison International	254,731	18,987,649
El Paso Electric Co.	31,756	2,104,153
Entergy Corp.	148,223	15,655,313
Evergy, Inc.	199,112	12,044,285
Eversource Energy	247,823	18,799,853
Exelon Corp.	758,181	34,163,636
FirstEnergy Corp.	414,493	18,225,257
Hawaiian Electric Industries, Inc.	85,145	3,814,496
IDACORP, Inc.	39,392	4,020,348
MGE Energy, Inc.	27,055	2,006,128
NextEra Energy, Inc.	373,844	77,449,261
OGE Energy Corp.	156,219	6,709,606
Otter Tail Corp.	27,908	1,489,729
Pinnacle West Capital Corp.	87,683	7,998,443
PNM Resources, Inc.	62,309	3,094,888
Portland General Electric Co.	69,807	3,828,914
PPL Corp.	563,653	16,701,038
The Southern Co.	808,856	45,457,707
Xcel Energy, Inc.	402,026	23,964,770

TOTAL ELECTRIC UTILITIES		412,318,866

GAS UTILITIES – 5.4%
Gas Utilities – 5.4%
Atmos Energy Corp.	91,363	9,962,222
Chesapeake Utilities Corp.	12,781	1,194,512
National Fuel Gas Co.	60,741	2,899,775
New Jersey Resources Corp.	69,428	3,462,374
Northwest Natural Holding Co.	22,511	1,607,736
ONE Gas, Inc.	41,114	3,748,775
South Jersey Industries, Inc.	72,279	2,461,100
Southwest Gas Holdings, Inc.	41,510	3,690,654
Spire, Inc.	39,688	3,270,688
Star Group LP	38,649	371,803
UGI Corp.	135,950	6,945,686

TOTAL GAS UTILITIES		39,615,325

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.1%
Independent Power Producers & Energy Traders – 3.2%
AES Corp.	517,849	8,694,685
Clearway Energy, Inc. Class A	26,850	461,015
Clearway Energy, Inc. Class C	57,120	1,029,302
NRG Energy, Inc.	219,724	7,501,377
Vistra Energy Corp.	285,059	6,117,366

		23,803,745

	Shares	Value
Renewable Electricity – 0.9%
NextEra Energy Partners LP	43,930	$2,136,755
Ormat Technologies, Inc.	29,659	1,944,148
Pattern Energy Group, Inc. Class A	68,900	1,579,877
TerraForm Power, Inc. Class A	48,875	753,164

		6,413,944

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		30,217,689

MULTI-UTILITIES – 30.0%
Multi-Utilities – 30.0%
Ameren Corp.	191,270	14,477,226
Avista Corp.	51,287	2,360,740
Black Hills Corp.	46,920	3,713,718
CenterPoint Energy, Inc.	391,950	11,370,469
CMS Energy Corp.	221,591	12,901,028
Consolidated Edison, Inc.	251,031	21,327,594
Dominion Energy, Inc.	624,930	46,426,050
DTE Energy Co.	142,236	18,079,618
MDU Resources Group, Inc.	153,697	4,109,858
NiSource, Inc.	291,226	8,646,500
NorthWestern Corp.	39,398	2,754,708
Public Service Enterprise Group, Inc.	395,174	22,584,194
Sempra Energy	214,253	29,016,284
Unitil Corp.	11,691	684,742
WEC Energy Group, Inc.	246,637	21,077,598

TOTAL MULTI-UTILITIES		219,530,327

WATER UTILITIES – 4.2%
Water Utilities – 4.2%
American States Water Co.	28,701	2,223,466
American Water Works Co., Inc.	141,317	16,220,365
Aqua America, Inc.	164,748	6,911,179
AquaVenture Holdings Ltd. (a)	14,475	249,404
California Water Service Group	37,510	2,002,659
Connecticut Water Service, Inc.	9,467	661,743
Middlesex Water Co.	12,798	801,539
SJW Group	18,856	1,223,566
The York Water Co.	10,163	365,563

TOTAL WATER UTILITIES		30,659,484

TOTAL COMMON STOCKS (Cost $672,226,797)		732,341,691

See accompanying notes which are an integral part of the financial statements.

77	Annual Report

Fidelity® MSCI Utilities Index ETF

Schedule of Investments – continued

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.16% (b) (Cost $618,000)	618,000	$618,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $672,844,797)		732,959,691

NET OTHER ASSETS (LIABILITIES) – 0.0%		230,473

NET ASSETS – 100.0%		$733,190,164

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	78

[THIS PAGE INTENTIONALLY LEFT BLANK]

79	Annual Report

Financial Statements

Statements of Assets and Liabilities

July 31, 2019

	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$374,416,712	$728,162,472	$546,956,387	$467,164,071

Cash	383	233	602	214

Receivable for investments sold	—	1,875,537	35,168,852	18,593

Receivable for fund shares sold	—	30,949	17,692	—

Dividends receivable	409,186	331,584	804,306	477,890

Interest receivable	420	880	733	425

Total assets	374,826,701	730,401,655	582,948,572	467,661,193

Liabilities

Payable for investments purchased	408,531	1,894,045	34,840,142	—

Payable for fund shares redeemed	4,312	—	—	—

Accrued management fees	25,094	50,561	38,486	33,078

Total liabilities	437,937	1,944,606	34,878,628	33,078

Net Assets	$374,388,764	$728,457,049	$548,069,944	$467,628,115

Net Assets consist of:

Paid in capital	365,532,168	720,552,683	538,590,615	638,246,703

Total distributable earnings (loss)	8,856,596	7,904,366	9,479,329	(170,618,588)

Net Assets	$374,388,764	$728,457,049	$548,069,944	$467,628,115

Shares outstanding	10,900,000	15,750,000	15,400,000	27,850,000

Net Asset Value, offering price and redemption price per share	$34.35	$46.25	$35.59	$16.79

Investments at cost	$338,584,868	$696,479,619	$525,053,953	$582,589,505

See accompanying notes which are an integral part of the financial statements.

Annual Report	80

Statements of Assets and Liabilities

July 31, 2019

	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$1,143,164,517	$1,556,016,199	$454,284,172	$2,570,615,232

Cash	615	35,301	256	494

Receivable for investments sold	—	—	—	11,892,843

Receivable for fund shares sold	—	—	—	122,286

Dividends receivable	772,378	1,369,138	282,712	495,381

Interest receivable	1,376	2,535	648	6,510

Total assets	1,143,938,886	1,557,423,173	454,567,788	2,583,132,746

Liabilities

Payable for investments purchased	—	34,464	51,521	11,590,854

Payable for fund shares redeemed	—	25,799	13,357	—

Accrued management fees	80,418	110,447	31,854	177,661

Total liabilities	80,418	170,710	96,732	11,768,515

Net Assets	$1,143,858,468	$1,557,252,463	$454,471,056	$2,571,364,231

Net Assets consist of:

Paid in capital	1,097,197,228	1,473,483,351	458,069,680	2,082,732,464

Total distributable earnings (loss)	46,661,240	83,769,112	(3,598,624)	488,631,767

Net Assets	$1,143,858,468	$1,557,252,463	$454,471,056	$2,571,364,231

Shares outstanding	27,750,000	35,050,000	11,350,000	39,850,000

Net Asset Value, offering price and redemption price per share	$41.22	$44.43	$40.04	$64.53

Investments at cost	$1,083,946,227	$1,443,479,621	$450,479,683	$2,051,037,067

See accompanying notes which are an integral part of the financial statements.

81	Annual Report

Financial Statements – continued

Statements of Assets and Liabilities

July 31, 2019

	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$198,855,626	$843,631,597	$732,959,691

Cash	151	694	662

Receivable for investments sold	—	—	—

Receivable for fund shares sold	—	1,755	—

Dividends receivable	201,217	426,105	281,212

Interest receivable	203	949	841

Total assets	199,057,197	844,061,100	733,242,406

Liabilities

Payable for investments purchased	—	—	—

Payable for fund shares redeemed	—	—	—

Accrued management fees	13,986	58,217	52,242

Total liabilities	13,986	58,217	52,242

Net Assets	$199,043,211	$844,002,883	$733,190,164

Net Assets consist of:

Paid in capital	220,320,650	818,268,280	691,778,394

Total distributable earnings (loss)	(21,277,439)	25,734,603	41,411,770

Net Assets	$199,043,211	$844,002,883	$733,190,164

Shares outstanding	6,100,000	31,750,000	18,700,000

Net Asset Value, offering price and redemption price per share	$32.63	$26.58	$39.21

Investments at cost	$212,125,668	$801,631,092	$672,844,797

See accompanying notes which are an integral part of the financial statements.

Annual Report	82

Statements of Operations

For the year ended July 31, 2019
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF

Investment Income

Dividends	$4,129,933	$8,511,296	$12,913,788	$15,385,423

Non-Cash dividends	—	—	—	—

Interest	3,975	9,574	7,046	7,053

Total income	4,133,908	8,520,870	12,920,834	15,392,476

Expenses

Management fees	213,621	561,999	370,524	425,918

Independent trustees’ compensation	1,198	3,614	2,212	2,923

Total expenses	214,819	565,613	372,736	428,841

Net investment income (loss)	3,919,089	7,955,257	12,548,098	14,963,635

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(19,205,926)	(21,223,541)	(8,760,945)	(18,812,415)

Net realized gain (loss) on In-kind redemptions	25,914,315	84,576,408	19,259,404	11,993,146

Net realized gain (loss) on foreign currency transactions	—	—	—	—

Total net realized gain (loss)	6,708,389	63,352,867	10,498,459	(6,819,269)

Change in net unrealized appreciation (depreciation) on investment securities	36,735,985	(34,233,246)	23,359,605	(128,630,437)

Net gain (loss)	43,444,374	29,119,621	33,858,064	(135,449,706)

Net increase (decrease) in net assets resulting from operations	$47,363,463	$37,074,878	$46,406,162	$(120,486,071)

See accompanying notes which are an integral part of the financial statements.

83	Annual Report

Financial Statements – continued

Statements of Operations

For the year ended July 31, 2019
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF

Investment Income

Dividends	$29,272,261	$23,123,911	$7,805,421	$28,938,029

Non-Cash dividends	—	—	652,445	—

Interest	18,197	24,600	7,063	35,697

Total income	29,290,458	23,148,511	8,464,929	28,973,726

Expenses

Management fees	1,034,862	1,276,833	366,847	1,857,075

Independent trustees’ compensation	7,186	8,067	2,459	11,981

Total expenses	1,042,048	1,284,900	369,306	1,869,056

Net investment income (loss)	28,248,410	21,863,611	8,095,623	27,104,670

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(7,760,662)	(772,593)	(2,502,750)	(27,029,848)

Net realized gain (loss) on In-kind redemptions	87,481,966	91,247,487	26,385,118	221,641,159

Net realized gain (loss) on foreign currency transactions	—	—	(64)	—

Total net realized gain (loss)	79,721,304	90,474,894	23,882,304	194,611,311

Change in net unrealized appreciation (depreciation) on investment securities	(105,807,789)	(73,666,611)	(26,405,832)	72,901,985

Net gain (loss)	(26,086,485)	16,808,283	(2,523,528)	267,513,296

Net increase (decrease) in net assets resulting from operations	$2,161,925	$38,671,894	$5,572,095	$294,617,966

See accompanying notes which are an integral part of the financial statements.

Annual Report	84

Statements of Operations

For the year ended July 31, 2019
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF

Investment Income

Dividends	$4,332,084	$25,788,705	$17,360,369

Non-Cash dividends	—	3,706,918	—

Interest	3,237	11,420	8,184

Total income	4,335,321	29,507,043	17,368,553

Expenses

Management fees	168,788	575,316	454,500

Independent trustees’ compensation	1,168	3,440	2,623

Total expenses	169,956	578,756	457,123

Net investment income (loss)	4,165,365	28,928,287	16,911,430

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(6,466,747)	(13,174,859)	(15,671,081)

Net realized gain (loss) on In-kind redemptions	3,481,974	24,234,928	24,302,907

Net realized gain (loss) on foreign currency transactions	—	—	—

Total net realized gain (loss)	(2,984,773)	11,060,069	8,631,826

Change in net unrealized appreciation (depreciation) on investment securities	(17,284,162)	43,048,682	54,722,931

Net gain (loss)	(20,268,935)	54,108,751	63,354,757

Net increase (decrease) in net assets resulting from operations	$(16,103,570)	$83,037,038	$80,266,187

See accompanying notes which are an integral part of the financial statements.

85	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,919,089	$3,290,433	$7,955,257	$4,992,534
Net realized gain (loss)	6,708,389	(6,057,475)	63,352,867	20,090,016
Change in net unrealized appreciation (depreciation)	36,735,985	(2,938,405)	(34,233,246)	51,964,275

Net increase (decrease) in net assets resulting from operations	47,363,463	(5,705,447)	37,074,878	77,046,825

Distributions to shareholders	(3,314,700)	—	(8,215,200)	—

Distributions to shareholders from net investment income	—	(3,739,800)	—	(4,460,400)

Distributions to shareholders from net realized gain	—	(4,815,000)	—	—

Total distributions	(3,314,700)	(8,554,800)	(8,215,200)	(4,460,400)

Share transactions
Proceeds from sales of shares	333,949,778	43,402,418	550,589,148	339,614,391
Cost of shares redeemed	(128,714,106)	(19,855,848)	(479,120,713)	(77,985,154)

Net increase (decrease) in net assets resulting from share transactions	205,235,672	23,546,570	71,468,435	261,629,237

Total increase (decrease) in net assets	249,284,435	9,286,323	100,328,113	334,215,662

Net Assets
Beginning of year	125,104,329	115,818,006	628,128,936	293,913,274

End of year	$374,388,764	$125,104,329	$728,457,049	$628,128,936

Undistributed net investment income end of period		$—		$564,653

Other Information

Shares
Sold	10,700,000	1,450,000	12,900,000	8,300,000
Redeemed	(4,150,000)	(650,000)	(11,650,000)	(1,950,000)

Net increase (decrease)	6,550,000	800,000	1,250,000	6,350,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	86

Statements of Changes in Net Assets

	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,548,098	$7,773,755	$14,963,635	$12,452,967
Net realized gain (loss)	10,498,459	4,056,608	(6,819,269)	4,956,194
Change in net unrealized appreciation (depreciation)	23,359,605	(15,759,124)	(128,630,437)	72,468,715

Net increase (decrease) in net assets resulting from operations	46,406,162	(3,928,761)	(120,486,071)	89,877,876

Distributions to shareholders	(12,158,300)	—	(15,191,850)	—

Distributions to shareholders from net investment income	—	(7,829,600)	—	(14,924,250)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(12,158,300)	(7,829,600)	(15,191,850)	(14,924,250)

Share transactions
Proceeds from sales of shares	421,706,910	130,886,159	144,619,090	241,918,899
Cost of shares redeemed	(219,855,040)	(119,506,985)	(175,470,393)	(114,025,758)

Net increase (decrease) in net assets resulting from share transactions	201,851,870	11,379,174	(30,851,303)	127,893,141

Total increase (decrease) in net assets	236,099,732	(379,187)	(166,529,224)	202,846,767

Net Assets
Beginning of year	311,970,212	312,349,399	634,157,339	431,310,572

End of year	$548,069,944	$311,970,212	$467,628,115	$634,157,339

Undistributed net investment income end of period		$441,897		$108,312

Other Information

Shares
Sold	12,600,000	3,950,000	8,000,000	11,950,000
Redeemed	(6,850,000)	(3,700,000)	(9,650,000)	(5,900,000)

Net increase (decrease)	5,750,000	250,000	(1,650,000)	6,050,000

See accompanying notes which are an integral part of the financial statements.

87	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$28,248,410	$24,531,797	$21,863,611	$14,114,050
Net realized gain (loss)	79,721,304	16,645,069	90,474,894	12,112,875
Change in net unrealized appreciation (depreciation)	(105,807,789)	77,031,496	(73,666,611)	115,426,631

Net increase (decrease) in net assets resulting from operations	2,161,925	118,208,362	38,671,894	141,653,556

Distributions to shareholders	(28,117,600)	—	(32,785,100)	—

Distributions to shareholders from net investment income	—	(24,296,050)	—	(14,186,300)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(28,117,600)	(24,296,050)	(32,785,100)	(14,186,300)

Share transactions
Proceeds from sales of shares	111,490,469	640,258,002	605,506,750	381,928,886
Cost of shares redeemed	(516,051,490)	(81,473,733)	(306,767,425)	(75,479,520)

Net increase (decrease) in net assets resulting from share transactions	(404,561,021)	558,784,269	298,739,325	306,449,366

Total increase (decrease) in net assets	(430,516,696)	652,696,581	304,626,119	433,916,622

Net Assets
Beginning of year	1,574,375,164	921,678,583	1,252,626,344	818,709,722

End of year	$1,143,858,468	$1,574,375,164	$1,557,252,463	$1,252,626,344

Undistributed net investment income end of period		$774,481		$1,007,564

Other Information

Shares
Sold	2,900,000	15,500,000	13,600,000	9,200,000
Redeemed	(13,500,000)	(2,100,000)	(7,200,000)	(1,850,000)

Net increase (decrease)	(10,600,000)	13,400,000	6,400,000	7,350,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	88

Statements of Changes in Net Assets

	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,095,623	$7,584,299	$27,104,670	$16,370,825
Net realized gain (loss)	23,882,304	41,849,210	194,611,311	45,773,020
Change in net unrealized appreciation (depreciation)	(26,405,832)	(3,898,668)	72,901,985	283,376,693

Net increase (decrease) in net assets resulting from operations	5,572,095	45,534,841	294,617,966	345,520,538

Distributions to shareholders	(7,967,250)	—	(26,778,650)	—

Distributions to shareholders from net investment income	—	(8,096,400)	—	(16,100,150)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(7,967,250)	(8,096,400)	(26,778,650)	(16,100,150)

Share transactions
Proceeds from sales of shares	99,681,511	277,231,538	731,389,567	997,961,581
Cost of shares redeemed	(142,639,469)	(169,431,317)	(651,118,489)	(114,171,616)

Net increase (decrease) in net assets resulting from share transactions	(42,957,958)	107,800,221	80,271,078	883,789,965

Total increase (decrease) in net assets	(45,353,113)	145,238,662	348,110,394	1,213,210,353

Net Assets
Beginning of year	499,824,169	354,585,507	2,223,253,837	1,010,043,484

End of year	$454,471,056	$499,824,169	$2,571,364,231	$2,223,253,837

Undistributed net investment income end of period		$—		$821,764

Other Information

Shares
Sold	2,600,000	7,050,000	12,700,000	18,950,000
Redeemed	(3,900,000)	(4,550,000)	(12,300,000)	(2,200,000)

Net increase (decrease)	(1,300,000)	2,500,000	400,000	16,750,000

See accompanying notes which are an integral part of the financial statements.

89	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,165,365	$4,530,500	$28,928,287	$12,395,820
Net realized gain (loss)	(2,984,773)	26,146,321	11,060,069	6,144,538
Change in net unrealized appreciation (depreciation)	(17,284,162)	(9,852,001)	43,048,682	(1,906,166)

Net increase (decrease) in net assets resulting from operations	(16,103,570)	20,824,820	83,037,038	16,634,192

Distributions to shareholders	(4,082,150)	—	(34,076,900)	—

Distributions to shareholders from net investment income	—	(4,793,700)	—	(14,778,500)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(4,082,150)	(4,793,700)	(34,076,900)	(14,778,500)

Share transactions
Proceeds from sales of shares	84,423,869	184,983,722	590,575,099	258,852,360
Cost of shares redeemed	(130,623,126)	(147,517,961)	(297,879,834)	(150,898,104)

Net increase (decrease) in net assets resulting from share transactions	(46,199,257)	37,465,761	292,695,265	107,954,256

Total increase (decrease) in net assets	(66,384,977)	53,496,881	341,655,403	109,809,948

Net Assets
Beginning of year	265,428,188	211,931,307	502,347,480	392,537,532

End of year	$199,043,211	$265,428,188	$844,002,883	$502,347,480

Undistributed net investment income end of period		$54,098		$—

Other Information

Shares
Sold	2,650,000	5,350,000	23,800,000	10,700,000
Redeemed	(4,200,000)	(4,400,000)	(12,400,000)	(6,350,000)

Net increase (decrease)	(1,550,000)	950,000	11,400,000	4,350,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	90

Statements of Changes in Net Assets

	Fidelity MSCI Utilities Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$16,911,430	$9,569,751
Net realized gain (loss)	8,631,826	7,245,336
Change in net unrealized appreciation (depreciation)	54,722,931	(7,076,756)

Net increase (decrease) in net assets resulting from operations	80,266,187	9,738,331

Distributions to shareholders	(16,704,200)	—

Distributions to shareholders from net investment income	—	(9,603,500)

Distributions to shareholders from net realized gain	—	—

Total distributions	(16,704,200)	(9,603,500)

Share transactions
Proceeds from sales of shares	483,209,133	151,290,619
Cost of shares redeemed	(149,853,958)	(92,301,442)

Net increase (decrease) in net assets resulting from share transactions	333,355,175	58,989,177

Total increase (decrease) in net assets	396,917,162	59,124,008

Net Assets
Beginning of year	336,273,002	277,148,994

End of year	$733,190,164	$336,273,002

Undistributed net investment income end of period		$—

Other Information

Shares
Sold	13,100,000	4,400,000
Redeemed	(4,050,000)	(2,750,000)

Net increase (decrease)	9,050,000	1,650,000

See accompanying notes which are an integral part of the financial statements.

91	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Communication Services Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$28.76	$32.62	$32.10	$26.86	$26.98

Income from Investment Operations
Net investment income (loss)A	0.49	0.85	0.80	0.78	0.78
Net realized and unrealized gain (loss)	5.59	(2.43)	0.62	5.11	(0.09)

Total from investment operations	6.08	(1.58)	1.42	5.89	0.69

Distributions from net investment income	(0.49)	(1.00)	(0.90)	(0.65)	(0.81)

Distributions from net realized gain	—	(1.28)	—	—	—

Total distributions	(0.49)	(2.28)	(0.90)	(0.65)	(0.81)

Net asset value, end of period	$34.35	$28.76	$32.62	$32.10	$26.86

Total Return	21.33%	(5.14)%	4.58%	22.36%	2.56%

Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.53%	2.81%	2.55%	2.74%	2.89%

Supplemental Data
Net assets, end of period (000 omitted)	$374,389	$125,104	$115,818	$174,940	$81,908
Portfolio turnover rateC,D	82%	38%	27%	26%	23%

A	Calculated based on average shares outstanding during the period.

B	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C	Amount does not include the portfolio activity of any underlying funds.

D	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	92

Financial Highlights

	Fidelity MSCI Consumer Discretionary Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$43.32	$36.06	$31.99	$32.06	$26.58

Income from Investment Operations
Net investment income (loss)A	0.51	0.47	0.50	0.43	0.37
Net realized and unrealized gain (loss)	2.96	7.20	4.07	(0.06)	5.43

Total from investment operations	3.47	7.67	4.57	0.37	5.80

Distributions from net investment income	(0.54)	(0.41)	(0.50)	(0.44)	(0.32)

Total distributions	(0.54)	(0.41)	(0.50)	(0.44)	(0.32)

Net asset value, end of period	$46.25	$43.32	$36.06	$31.99	$32.06

Total Return	8.15%	21.36%	14.41%	1.25%	21.93%

Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.18%	1.16%	1.49%	1.41%	1.25%

Supplemental Data
Net assets, end of period (000 omitted)	$728,457	$628,129	$293,913	$262,322	$299,794
Portfolio turnover rateC,D	25%	5%	7%	5%	8%

A	Calculated based on average shares outstanding during the period.

B	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C	Amount does not include the portfolio activity of any underlying funds.
D	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

93	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Consumer Staples Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$32.33	$33.23	$32.82	$30.31	$26.16

Income from Investment Operations
Net investment income (loss)A	0.94	0.86	0.83	0.75	0.77
Net realized and unrealized gain (loss)	3.23	(0.88)	0.40	2.56	4.16

Total from investment operations	4.17	(0.02)	1.23	3.31	4.93

Distributions from net investment income	(0.91)	(0.88)	(0.82)	(0.80)	(0.78)

Total distributions	(0.91)	(0.88)	(0.82)	(0.80)	(0.78)

Net asset value, end of period	$35.59	$32.33	$33.23	$32.82	$30.31

Total Return	13.16%	(0.06)%	3.82%	11.18%	19.00%

Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.83%	2.65%	2.56%	2.45%	2.63%

Supplemental Data
Net assets, end of period (000 omitted)	$548,070	$311,970	$312,349	$285,504	$204,596
Portfolio turnover rateC,D	30%	24%	11%	10%	10%

A	Calculated based on average shares outstanding during the period.

B	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C	Amount does not include the portfolio activity of any underlying funds.

D	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	94

Financial Highlights

	Fidelity MSCI Energy Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$21.50	$18.39	$19.03	$19.72	$27.97

Income from Investment Operations
Net investment income (loss)A	0.54	0.47	0.57	0.50	0.57
Net realized and unrealized gain (loss)	(4.70)	3.22	(0.73)	(0.69)	(8.31)

Total from investment operations	(4.16)	3.69	(0.16)	(0.19)	(7.74)

Distributions from net investment income	(0.55)	(0.58)	(0.48)	(0.50)	(0.51)

Total distributions	(0.55)	(0.58)	(0.48)	(0.50)	(0.51)

Net asset value, end of period	$16.79	$21.50	$18.39	$19.03	$19.72

Total Return	(19.42)%	20.52%	(0.96)%	(0.75)%	(27.95)%

Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.92%	2.40%	2.91%	2.74%	2.47%

Supplemental Data
Net assets, end of period (000 omitted)	$467,628	$634,157	$431,311	$430,039	$256,399
Portfolio turnover rateC,D	6%	5%	10%	19%	8%

A	Calculated based on average shares outstanding during the period.

B	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C	Amount does not include the portfolio activity of any underlying funds.

D	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

95	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Financials Index ETF

	Year ended July 31, 2019		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$41.05		$36.94	$28.61	$29.78	$26.61

Income from Investment Operations
Net investment income (loss)A	0.89		0.75	0.61	0.63	0.58
Net realized and unrealized gain (loss)	0.18	B	4.11	8.28	(1.11)	3.15

Total from investment operations	1.07		4.86	8.89	(0.48)	3.73

Distributions from net investment income	(0.90)		(0.75)	(0.56)	(0.69)	(0.56)

Total distributions	(0.90)		(0.75)	(0.56)	(0.69)	(0.56)

Net asset value, end of period	$41.22		$41.05	$36.94	$28.61	$29.78

Total Return	2.80%		13.23%	31.31%	(1.49)%	14.08%

Ratios to Average Net AssetsC
Expense before reductions	.08%		.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%		.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%		.08%	.08%	.12%	.12%
Net investment income (loss)	2.27%		1.88%	1.77%	2.29%	2.01%

Supplemental Data
Net assets, end of period (000 omitted)	$1,143,858		$1,574,375	$921,679	$237,490	$344,012
Portfolio turnover rateD,E	5%		5%	18%	8%	7%

A	Calculated based on average shares outstanding during the period.

B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Amount does not include the portfolio activity of any underlying funds.

E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	96

Financial Highlights

	Fidelity MSCI Health Care Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$43.72	$38.44	$35.67	$37.16	$29.05

Income from Investment Operations
Net investment income (loss)A	0.63	0.56	0.51	0.44	0.80	B
Net realized and unrealized gain (loss)	1.01	5.29	2.76	(1.49)	7.99

Total from investment operations	1.64	5.85	3.27	(1.05)	8.79

Distributions from net investment income	(0.93)	(0.57)	(0.50)	(0.44)	(0.68)

Total distributions	(0.93)	(0.57)	(0.50)	(0.44)	(0.68)

Net asset value, end of period	$44.43	$43.72	$38.44	$35.67	$37.16

Total Return	3.84%	15.34%	9.30%	(2.73)%	30.40%

Ratios to Average Net AssetsC
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.43%	1.39%	1.45%	1.30%	2.31	%B

Supplemental Data
Net assets, end of period (000 omitted)	$1,557,252	$1,252,626	$818,710	$642,124	$800,713
Portfolio turnover rateD,E	5%	8%	4%	9%	10%

A	Calculated based on average shares outstanding during the period.

B	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Amount does not include the portfolio activity of any underlying funds.

E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

97	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Industrials Index ETF

	Year ended July 31, 2019		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$39.51		$34.93	$30.10	$28.05	$26.85

Income from Investment Operations
Net investment income (loss)A	0.70		0.61	0.61	0.54	0.48
Net realized and unrealized gain (loss)	0.51	B	4.62	4.79	2.04	1.19

Total from investment operations	1.21		5.23	5.40	2.58	1.67

Distributions from net investment income	(0.68)		(0.65)	(0.57)	(0.53)	(0.47)

Total distributions	(0.68)		(0.65)	(0.57)	(0.53)	(0.47)

Net asset value, end of period	$40.04		$39.51	$34.93	$30.10	$28.05

Total Return	3.23%		15.08%	18.08%	9.41%	6.18%

Ratios to Average Net AssetsC
Expense before reductions	.08%		.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%		.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%		.08%	.08%	.12%	.12%
Net investment income (loss)	1.84%		1.61%	1.85%	1.94%	1.69%

Supplemental Data
Net assets, end of period (000 omitted)	$454,471		$499,824	$354,586	$158,049	$143,034
Portfolio turnover rateD,E	5%		5%	5%	11%	6%

A	Calculated based on average shares outstanding during the period.

B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Amount does not include the portfolio activity of any underlying funds.

E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	98

Financial Highlights

	Fidelity MSCI Information Technology Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016		Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$56.36	$44.50	$34.93	$32.69		$29.29

Income from Investment Operations
Net investment income (loss)A	0.70	0.53	0.48	0.46		0.39
Net realized and unrealized gain (loss)	8.17	11.85	9.54	2.24	B	3.40

Total from investment operations	8.87	12.38	10.02	2.70		3.79

Distributions from net investment income	(0.70)	(0.52)	(0.45)	(0.46)		(0.39)

Total distributions	(0.70)	(0.52)	(0.45)	(0.46)		(0.39)

Net asset value, end of period	$64.53	$56.36	$44.50	$34.93		$32.69

Total Return	15.94%	27.92%	28.86%	8.41	%B	12.98%

Ratios to Average Net AssetsC
Expense before reductions	.08%	.08%	.08%	.12%		.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%		.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%		.12%
Net investment income (loss)	1.22%	1.02%	1.19%	1.42%		1.23%

Supplemental Data
Net assets, end of period (000 omitted)	$2,571,364	$2,223,254	$1,010,043	$431,391		$423,372
Portfolio turnover rateD,E	18%	4%	6%	5%		6%

A	Calculated based on average shares outstanding during the period.

B	Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Amount does not include the portfolio activity of any underlying funds.
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

99	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Materials Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$34.70	$31.63	$27.71	$25.91	$27.66

Income from Investment Operations
Net investment income (loss)A	0.65	0.55	0.57	0.50	0.50
Net realized and unrealized gain (loss)	(2.08)	3.09	3.87	1.83	(1.75)

Total from investment operations	(1.43)	3.64	4.44	2.33	(1.25)

Distributions from net investment income	(0.64)	(0.57)	(0.52)	(0.53)	(0.50)

Total distributions	(0.64)	(0.57)	(0.52)	(0.53)	(0.50)

Net asset value, end of period	$32.63	$34.70	$31.63	$27.71	$25.91

Total Return	(4.02)%	11.54%	16.17%	9.28%	(4.65)%

Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.11%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.11%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.11%	.12%
Net investment income (loss)	2.05%	1.60%	1.93%	2.00%	1.81%

Supplemental Data
Net assets, end of period (000 omitted)	$199,043	$265,428	$211,931	$123,325	$123,052
Portfolio turnover rateC,D	12%	10%	7%	9%	7%

A	Calculated based on average shares outstanding during the period.

B	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C	Amount does not include the portfolio activity of any underlying funds.

D	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	100

Financial Highlights

	Fidelity MSCI Real Estate Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$24.69	$24.53	$25.83	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	1.05	0.76	0.68	0.83	0.38
Net realized and unrealized gain (loss)	2.08	0.32	(1.12)	3.37	(1.70)

Total from investment operations	3.13	1.08	(0.44)	4.20	(1.32)

Distributions from net investment income	(1.24)	(0.92)	(0.86)	(0.92)	(0.38)

Return of capital	—	—	—	—	(0.03)

Total distributions	(1.24)	(0.92)	(0.86)	(0.92)	(0.41)

Net asset value, end of period	$26.58	$24.69	$24.53	$25.83	$22.55

Total ReturnC	13.19%	4.53%	(1.53)%	19.29%	(5.50)%

Ratios to Average Net AssetsD
Expense before reductions	.08%	.08%	.08%	.11%	.12	%E
Expenses net of fee waivers, if any	.08%	.08%	.08%	.11%	.12	%E
Expenses net of all reductions	.08%	.08%	.08%	.11%	.12	%E
Net investment income (loss)	4.20%	3.15%	2.85%	3.55%	3.33	%E

Supplemental Data
Net assets, end of period (000 omitted)	$844,003	$502,347	$392,538	$183,394	$25,936
Portfolio turnover rateF,G	10%	8%	17%	10%	10	%H

A	For the period from February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

101	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Utilities Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$34.85	$34.64	$33.57	$28.10	$26.88

Income from Investment Operations
Net investment income (loss)A	1.16	1.10	1.06	0.98	0.98
Net realized and unrealized gain (loss)	4.32	0.20	1.09	5.48	1.47

Total from investment operations	5.48	1.30	2.15	6.46	2.45

Distributions from net investment income	(1.12)	(1.09)	(1.08)	(0.99)	(1.23)

Total distributions	(1.12)	(1.09)	(1.08)	(0.99)	(1.23)

Net asset value, end of period	$39.21	$34.85	$34.64	$33.57	$28.10

Total Return	15.93%	3.83%	6.61%	23.56%	9.13%

Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	3.11%	3.21%	3.22%	3.25%	3.37%

Supplemental Data
Net assets, end of period (000 omitted)	$733,190	$336,273	$277,149	$283,669	$108,176
Portfolio turnover rateC,D	7%	6%	6%	9%	7%

A	Calculated based on average shares outstanding during the period.

B	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C	Amount does not include the portfolio activity of any underlying funds.

D	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	102

Notes to Financial Statements

For the year ended July 31, 2019

1. Organization.

Fidelity MSCI Communication Services Index ETF (formerly Fidelity MSCI Telecommunications Services Index ETF), Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of MSCI Industrials Index ETF and MSCI Real Estate ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2019, is included at the end of each Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

103	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Communication Services Index ETF	$339,987,167	$40,033,494	$(5,603,949)	$34,429,545
Fidelity MSCI Consumer Discretionary Index ETF	703,825,664	64,779,434	(40,442,626)	24,336,808
Fidelity MSCI Consumer Staples Index ETF	534,457,110	42,459,578	(29,960,301)	12,499,277
Fidelity MSCI Energy Index ETF	599,528,227	7,998,078	(140,362,234)	(132,364,156)
Fidelity MSCI Financials Index ETF	1,086,971,275	106,761,571	(50,568,329)	56,193,242
Fidelity MSCI Health Care Index ETF	1,458,558,776	210,542,546	(113,085,123)	97,457,423
Fidelity MSCI Industrials Index ETF	452,552,835	46,773,266	(45,041,929)	1,731,337
Fidelity MSCI Information Technology Index ETF	2,056,537,041	547,698,008	(33,619,817)	514,078,191
Fidelity MSCI Materials Index ETF	213,543,977	14,989,527	(29,677,878)	(14,688,351)
Fidelity MSCI Real Estate Index ETF	806,553,169	72,521,288	(35,442,860)	37,078,428
Fidelity MSCI Utilities Index ETF	674,270,322	63,580,928	(4,891,559)	58,689,369

Annual Report	104

2. Significant Accounting Policies – continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$604,389	$(26,177,338)	$34,429,545
Fidelity MSCI Consumer Discretionary Index ETF	304,711	(16,737,151)	24,336,807
Fidelity MSCI Consumer Staples Index ETF	831,695	(3,851,643)	12,499,277
Fidelity MSCI Energy Index ETF	—	(38,254,432)	(132,364,156)
Fidelity MSCI Financials Index ETF	905,292	(10,437,292)	56,193,241
Fidelity MSCI Health Care Index ETF	1,351,578	(15,039,889)	97,457,423
Fidelity MSCI Industrials Index ETF	128,830	(5,458,790)	1,731,337
Fidelity MSCI Information Technology Index ETF	1,147,784	(26,594,207)	514,078,191
Fidelity MSCI Materials Index ETF	137,313	(6,726,402)	(14,688,350)
Fidelity MSCI Real Estate Index ETF	—	(11,343,825)	37,078,428
Fidelity MSCI Utilities Index ETF	207,229	(17,484,828)	58,689,369

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$(9,673,560)	$(16,503,778)	$(26,177,338)
Fidelity MSCI Consumer Discretionary Index ETF	(5,590,771)	(11,146,380)	(16,737,151)
Fidelity MSCI Consumer Staples Index ETF	—	(3,851,643)	(3,851,643)
Fidelity MSCI Energy Index ETF	(6,791,923)	(31,462,509)	(38,254,432)
Fidelity MSCI Financials Index ETF	(6,579,782)	(3,857,510)	(10,437,292)
Fidelity MSCI Health Care Index ETF	(7,536,383)	(7,503,506)	(15,039,889)
Fidelity MSCI Industrials Index ETF	(1,740,905)	(3,717,885)	(5,458,790)
Fidelity MSCI Information Technology Index ETF	(25,043,225)	(1,550,982)	(26,594,207)
Fidelity MSCI Materials Index ETF	(3,147,221)	(3,579,181)	(6,726,402)
Fidelity MSCI Real Estate Index ETF	(6,482,003)	(4,861,822)	(11,343,825)
Fidelity MSCI Utilities Index ETF	(5,783,922)	(11,700,906)	(17,484,828)

The tax character of distributions paid was as follows:

July 31, 2019
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$3,314,700	$—	$—	$3,314,700
Fidelity MSCI Consumer Discretionary Index ETF	8,215,200	—	—	8,215,200
Fidelity MSCI Consumer Staples Index ETF	12,158,300	—	—	12,158,300
Fidelity MSCI Energy Index ETF	15,191,850	—	—	15,191,850
Fidelity MSCI Financials Index ETF	28,117,600	—	—	28,117,600
Fidelity MSCI Health Care Index ETF	32,785,100	—	—	32,785,100
Fidelity MSCI Industrials Index ETF	7,967,250	—	—	7,967,250
Fidelity MSCI Information Technology Index ETF	26,778,650	—	—	26,778,650
Fidelity MSCI Materials Index ETF	4,082,150	—	—	4,082,150
Fidelity MSCI Real Estate Index ETF	34,076,900	—	—	34,076,900
Fidelity MSCI Utilities Index ETF	16,704,200	—	—	16,704,200

July 31, 2018
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$8,554,800	$—	$—	$8,554,800

105	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

July 31, 2018
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$4,460,400	$—	$—	$4,460,400
Fidelity MSCI Consumer Staples Index ETF	7,829,600	—	—	7,829,600
Fidelity MSCI Energy Index ETF	14,924,250	—	—	14,924,250
Fidelity MSCI Financials Index ETF	24,296,050	—	—	24,296,050
Fidelity MSCI Health Care Index ETF	14,186,300	—	—	14,186,300
Fidelity MSCI Industrials Index ETF	8,096,400	—	—	8,096,400
Fidelity MSCI Information Technology Index ETF	16,100,150	—	—	16,100,150
Fidelity MSCI Materials Index ETF	4,793,700	—	—	4,793,700
Fidelity MSCI Real Estate Index ETF	14,778,500	—	—	14,778,500
Fidelity MSCI Utilities Index ETF	9,603,500	—	—	9,603,500

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss)
Statement of Changes in Net Assets	N/A – removed	Net unrealized appreciation (depreciation) Undistributed/Distributions in excess of/ Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Communication Services Index ETF	$212,336,983	$205,677,614
Fidelity MSCI Consumer Discretionary Index ETF	166,929,876	166,928,991
Fidelity MSCI Consumer Staples Index ETF	131,663,761	130,471,760
Fidelity MSCI Energy Index ETF	33,384,532	32,181,431
Fidelity MSCI Financials Index ETF	65,826,817	74,309,993
Fidelity MSCI Health Care Index ETF	94,375,373	79,058,138
Fidelity MSCI Industrials Index ETF	23,310,825	21,272,342
Fidelity MSCI Information Technology Index ETF	403,902,369	395,363,359
Fidelity MSCI Materials Index ETF	24,914,031	23,877,257
Fidelity MSCI Real Estate Index ETF	75,310,776	67,348,437
Fidelity MSCI Utilities Index ETF	36,351,879	35,836,966

Annual Report	106

3. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Communication Services Index ETF	$330,126,368	$127,290,696
Fidelity MSCI Consumer Discretionary Index ETF	548,296,990	476,828,488
Fidelity MSCI Consumer Staples Index ETF	419,985,301	218,981,368
Fidelity MSCI Energy Index ETF	143,861,523	174,377,522
Fidelity MSCI Financials Index ETF	108,136,638	502,945,345
Fidelity MSCI Health Care Index ETF	601,808,169	303,940,652
Fidelity MSCI Industrials Index ETF	98,996,290	141,535,684
Fidelity MSCI Information Technology Index ETF	729,688,529	648,890,674
Fidelity MSCI Materials Index ETF	83,324,956	130,122,794
Fidelity MSCI Real Estate Index ETF	578,981,386	291,622,083
Fidelity MSCI Utilities Index ETF	481,700,947	149,144,188

4. Fees and Other Transactions with Affiliates.

Management Fee. FMRCo., Inc. provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund’s average net assets. Under the management contract, FMRCo., Inc. pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMRCo., Inc. is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees. During January 2019 the Board approved to change the investment adviser from Fidelity SelectCo, LLC to FMR Co., Inc. effective February 1, 2019. There was no change to the management fee.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity MSCI Communication Services Index ETF	$5

Other. During the period, the investment adviser reimbursed Fidelity MSCI Industrials Index ETF for certain losses in the amount of $1,950.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

107	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Covington Trust and Shareholders of Fidelity Communication Services Index ETF (formerly Fidelity MSCI Telecommunications Services Index ETF), Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index Fidelity ETF and MSCI Utilities Index ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds except Fidelity MSCI Real Estate Index ETF; the related statement of operations for the year then ended, the financial highlights for each of the two years in the period then ended, and the financial highlights for the four years in the period then ended and for the period from February 2, 2015 (commencement of operations) to July 31, 2015 for Fidelity MSCI Real Estate Index ETF; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period defined above) in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Annual Report	108

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity MSCI Communication Services Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	595	47.26%	617	49.01%
25 - <50	14	1.11%	30	2.38%
50 - <75	2	0.16%	0	—
75 - <100	0	—	1	0.08%
100 or above	0	—	0	—
Total	611	48.53%	648	51.47%

Fidelity MSCI Consumer Discretionary Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	552	43.84%	701	55.68%
25 - <50	3	0.24%	3	0.24%
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	555	44.08%	704	55.92%

Fidelity MSCI Consumer Staples Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	486	38.60%	772	61.32%
25 - <50	0	—	0	—
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	1	0.08%	0	—
Total	487	38.68%	772	61.32%

109	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Energy Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	463	36.78%	794	63.06%
25 - <50	0	—	2	0.16%
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	463	36.78%	796	63.22%

Fidelity MSCI Financials Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	525	41.70%	732	58.14%
25 - <50	0	—	2	0.16%
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	525	41.70%	734	58.30%

Fidelity MSCI Health Care Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	462	36.70%	796	63.22%
25 - <50	0	—	1	0.08%
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	462	36.70%	797	63.30%

Fidelity MSCI Industrials Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	564	44.80%	689	54.72%
25 - <50	1	0.08%	4	0.32%
50 - <75	1	0.08%	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	566	44.96%	693	55.04%

Annual Report	110

Fidelity MSCI Information Technology Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	358	28.43%	900	71.49%
25 - <50	1	0.08%	0	—
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	359	28.51%	900	71.49%

Fidelity MSCI Materials Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	625	49.64%	621	49.32%
25 - <50	5	0.40%	6	0.48%
50 - <75	0	—	2	0.16%
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	630	50.04%	629	49.96%

Fidelity MSCI Real Estate Index ETF

Period Ended July 31, 2019

From commencement of operations * to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	344	30.47%	751	66.52%
25 - <50	6	0.53%	21	1.86%
50 - <75	2	0.18%	2	0.18%
75 - <100	0	—	1	0.08%
100 or above	1	0.09%	1	0.09%
Total	353	31.27%	776	68.73%

*	From February 5, 2015, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Utilities Index ETF

Period Ended July 31, 2019

From July 31, 2014 to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	540	42.89%	715	56.79%
25 - <50	2	0.16%	2	0.16%
50 - <75	0	—	0	—
75 - <100	0	—	0	—
100 or above	0	—	0	—
Total	542	43.05%	717	56.95%

111	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the otherTrustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particularTrustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds’ Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

Annual Report	112

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), SelectCo’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2018
Trustee
Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

113	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)
Year of Election or Appointment: 2018
Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2018
Trustee
Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)
Year of Election or Appointment: 2018
Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Annual Report	114

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Cornelia M. Small (1944)
Year of Election or Appointment: 2018
Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

115	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)
Year of Election or Appointment: 2018
Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Annual Report	116

Name, Year of Birth; Principal Occupation

Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2018
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)
Year of Election or Appointment: 2018
Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2018
Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

117	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation

Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Annual Report	118

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During PeriodB February 1, 2019 to July 31, 2019

Fidelity MSCI Communication Services Index ETF	0.08%

Actual		$1,000.00	$1,100.00	$0.42

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Consumer Discretionary Index ETF	0.08%

Actual		$1,000.00	$1,103.00	$0.42

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Consumer Staples Index ETF	0.08%

Actual		$1,000.00	$1,122.50	$0.42

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Energy Index ETF	0.08%

Actual		$1,000.00	$979.30	$0.39

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Financials Index ETF	0.08%

Actual		$1,000.00	$1,104.30	$0.42

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Health Care Index ETF	0.08%

Actual		$1,000.00	$1,022.60	$0.40

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Industrials Index ETF	0.08%

Actual		$1,000.00	$1,107.20	$0.42

HypotheticalC		$1,000.00	$1,024.40	$0.40

119	Annual Report

Shareholder Expense Example – continued

	Annualized Expense RatioA	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During PeriodB February 1, 2019 to July 31, 2019

Fidelity MSCI Information Technology Index ETF	0.08%

Actual		$1,000.00	$1,219.20	$0.44

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Materials Index ETF	0.08%

Actual		$1,000.00	$1,082.20	$0.41

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Real Estate Index ETF	0.08%

Actual		$1,000.00	$1,084.20	$0.41

HypotheticalC		$1,000.00	$1,024.40	$0.40

Fidelity MSCI Utilities Index ETF	0.08%

Actual		$1,000.00	$1,101.40	$0.42

HypotheticalC		$1,000.00	$1,024.40	$0.40

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Annual Report	120

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	September 2018	December 2018	March 2019	June 2019

Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%

Fidelity MSCI Consumer Discretionary Index ETF	97%	97%	100%	100%

Fidelity MSCI Consumer Staples Index ETF	98%	98%	100%	100%

Fidelity MSCI Energy Index ETF	87%	87%	100%	100%

Fidelity MSCI Financials Index ETF	90%	90%	100%	100%

Fidelity MSCI Health Care Index ETF	92%	92%	100%	100%

Fidelity MSCI Industrials Index ETF	92%	92%	100%	100%

Fidelity MSCI Information Technology Index ETF	95%	95%	100%	100%

Fidelity MSCI Materials Index ETF	89%	89%	100%	100%

Fidelity MSCI Real Estate Index ETF	—	—	1%	1%

Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

	September 2018	December 2018	March 2019	June 2019

Fidelity MSCI Communication Services Index ETF	93%	93%	100%	100%

Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%

Fidelity MSCI Consumer Staples Index ETF	98%	98%	100%	100%

Fidelity MSCI Energy Index ETF	95%	95%	100%	100%

Fidelity MSCI Financials Index ETF	95%	95%	100%	100%

Fidelity MSCI Health Care Index ETF	95%	95%	100%	100%

Fidelity MSCI Industrials Index ETF	96%	96%	100%	100%

Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%

Fidelity MSCI Materials Index ETF	100%	100%	100%	100%

Fidelity MSCI Real Estate Index ETF	—	—	1%	1%

Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

121	Annual Report

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Annual Report	122

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123	Annual Report

EXT-ANN-0919 1.9584796.105	899567.1.0

Fidelity® Dividend ETF for Rising Rates

Fidelity® High Dividend ETF

Fidelity® Low Volatility Factor ETF

Fidelity® Momentum Factor ETF

Fidelity® Quality Factor ETF

Fidelity® Small-Mid Factor ETF

Fidelity® Value Factor ETF

Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Annual Report

Market Recap

The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Annual Report	4

Fidelity® Dividend ETF for Rising Rates

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Dividend ETF For Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	6.09%	12.09%
Fidelity Dividend ETF for Rising Rates – Market PriceB	6.06%	12.27%
Fidelity Dividend Index For Rising RatesA	6.44%	12.51%
Russell 1000 IndexA	8.00%	14.03%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Dividend ETF For Rising Rates and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Dividend ETF For Rising Rates – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Dividend Index for Rising Rates performed over the same period.

5	Annual Report

Fidelity® Dividend for Rising Rates ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 6.09%, and its market price gained 6.06%, each compared with the 6.44% gain of the Fidelity Dividend Index for Rising Rates. Eight out of eleven sectors in the Fidelity index produced a positive return for the year, led by information technology (+21%) and utilities (+15%). Within technology, Microsoft (+31%) stood out to the upside, driven by growth in the company’s cloud-computing business. Shares of Cisco Systems (+35%) also rose notably, due partly to recurring subscription-based revenue. Elsewhere, consumer branded goods company Procter & Gamble (+50%) benefited from better-than-expected sales gains. Conversely, energy (-12%) performed the worst among all sectors, followed by health care (-4%) and materials (-4%). Among individual stocks, shares of biotech firm AbbVie (-24%) stood out to the downside, as investors appeared to disapprove of the company’s plans to acquire Allergan in a $63 billion deal. Somewhat similarly, mounting concerns about drug maker Bristol-Myers Squibb’s (-22%) pending acquisition of Celgene weighed on the former company’s stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Annual Report	6

Fidelity® Dividend for Rising Rates ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Microsoft Corp.	4.8
Apple, Inc.	4.4
Johnson & Johnson	2.4
JPMorgan Chase & Co.	2.3
Merck & Co., Inc.	2.1
Pfizer, Inc.	1.9
Bank of America Corp.	1.9
Cisco Systems, Inc.	1.8
The Procter & Gamble Co.	1.8
Intel Corp.	1.6

25.0

Top Market Sectors as of July 31, 2019

% of fund’s net assets
Information Technology	22.9
Financials	13.3
Health Care	13.2
Consumer Discretionary	10.4
Industrials	9.8
Communication Services	9.5
Consumer Staples	6.4
Energy	4.7
Real Estate	3.5
Utilities	3.2

Asset Allocation as of July 31, 2019

Percentagesshown as 0.0% may reflect amounts less than 0.05%.

*	Foreign investments – 7.8%

7	Annual Report

Fidelity® High Dividend ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Dividend ETF – NAVA	4.16%	10.31%
Fidelity High Dividend ETF – Market PriceB	4.30%	10.70%
Fidelity High Dividend IndexA	4.55%	10.72%
Russell 1000 IndexA	8.00%	14.03%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity High Dividend ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity High Dividend Index performed over the same period.

Annual Report	8

Fidelity® High Dividend ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 4.16% and its market price gained 4.30%. This compares with an increase of 4.55% for the Fidelity High Dividend Index, which tracks the performance of stocks of large- and mid-capitalization dividend-paying companies that are expected to continue to pay and grow their dividends. Most sectors in the Fidelity index rose in value, led by information technology (+21%). Higher-yielding sectors, such as utilities (+15%) and real estate (+10%), also topped the Fidelity index. Among individual fund positions, shares of software maker Microsoft gained about 31%, fueled by continued growth in the company’s cloud-computing business. Other strong-performing technology stocks for the 12 months included network communications equipment maker Cisco Systems (+35%) and semiconductor company Broadcom (+35%). Elsewhere, Procter & Gamble (+50%) added value, as the provider of consumer goods reported better-than-expected sales. Conversely, energy (-14%) performed the worst of all sectors in the index, where a challenging pricing environment particularly weighed on shares of energy producer Occidental Petroleum (-36%) and refinerValero Energy (-27%), which was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

9	Annual Report

Fidelity® High Dividend ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Microsoft Corp.	3.3
Apple, Inc.	3.1
The Procter & Gamble Co.	3.0
JPMorgan Chase & Co.	3.0
Exxon Mobil Corp.	2.8
Chevron Corp.	2.5
Bank of America Corp.	2.5
PepsiCo, Inc.	2.5
Philip Morris International, Inc.	2.2
Wells Fargo & Co.	2.1

27.0

Top Market Sectors as of July 31, 2019

% of fund’s net assets
Financials	20.6
Information Technology	15.7
Consumer Staples	13.4
Energy	11.6
Utilities	10.6
Real Estate	10.4
Health Care	7.3
Consumer Discretionary	3.7
Industrials	3.2
Communication Services	3.1

Asset Allocation as of July 31, 2019

Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

*	Foreign investments – 7.8%

Annual Report	10

Fidelity® Low Volatility Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	14.20%	15.31%
Fidelity Low Volatility Factor ETF – Market PriceB	14.19%	15.71%
Fidelity U.S. Low Volatility Factor IndexA	14.24%	15.58%
Russell 1000 IndexA	8.00%	14.03%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Volatility Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Low Volatility Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Low Volatility Factor Index performed over the same period.

11	Annual Report

Fidelity® Low Volatility Factor ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 14.20% and its market price gained 14.19%, compared with an increase of 14.24% for the Fidelity U.S. Low Volatility Factor Index, which tracks the performance of U.S. companies with lower volatility than the broader market. Ten of eleven sectors in the Fidelity index gained in value, led by consumer staples and consumer discretionary. Within consumer discretionary, coffee retailer Starbucks (+85%) benefited from healthy sales and earnings growth, particularly in China. Other strong-performing stocks in this sector included auto-parts retailer Autozone (+59%) and restaurant operator McDonald’s (+37%). Within information technology, shares of consumer electronics and personal computer manufacturer Apple gained 14%, partly reflecting recent strength in its wearables and services businesses. Conversely, energy (-10%) was the only sector to lose ground, hurt by declining commodity prices for much of the 12 months. Among individual stocks, shares of Mednax (-21%) a service provider to pediatric physicians, stood out to the downside, largely due to weaker-than-expected financials reported in May. Elsewhere, bank company Wells Fargo (-12%) faced several challenges, including a CEO change. The fund did not hold Mednax nor Wells Fargo at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Annual Report	12

Fidelity® Low Volatility Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Apple, Inc.	4.2
Alphabet, Inc. Class A	3.0
Visa, Inc. Class A	2.1
Berkshire Hathaway, Inc. Class B	2.0
Johnson & Johnson	1.9
Mastercard, Inc. Class A	1.8
Intel Corp.	1.6
Merck & Co., Inc.	1.5
The Home Depot, Inc.	1.5
The Procter & Gamble Co.	1.5

21.1

Top Market Sectors as of July 31, 2019
% of fund’s net assets
Information Technology	20.9
Financials	13.8
Health Care	13.4
Consumer Discretionary	10.7
Industrials	9.8
Communication Services	9.8
Consumer Staples	6.9
Energy	4.6
Real Estate	3.7
Utilities	3.1

Asset Allocation as of July 31, 2019

*	Foreign investments – 6.7%

13	Annual Report

Fidelity® Momentum Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Momentum Factor ETF – NAVA	7.91%	14.07%
Fidelity Momentum Factor ETF – Market PriceB	8.04%	14.44%
Fidelity U.S. Momentum Factor IndexA	8.19%	14.43%
Russell 1000 IndexA	8.00%	14.03%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Momentum Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Momentum Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Momentum Factor Index performed over the same period.

Annual Report	14

Fidelity® Momentum Factor ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 7.91% and its market price gained 8.04%. This compares with an increase of 8.19% for the Fidelity U.S. Momentum Factor Index, which tracks the performance of U.S. companies with positive momentum signals. Eight of the 11 sectors in the Fidelity index gained in value over the 12 months, led by information technology (+24%) and utilities (+20%). Within technology, Microsoft (+31%) performed quite well, driven by continued growth in the company’s cloud-computing business. Other contributors within technology included Mastercard (+39%) and Visa (+33%), two leading processors of electronic payments. Conversely, energy (-21%) performed the worst of all sectors by far, due to sluggish commodity pricing. Among individual positions, semiconductor company Nvidia (-35%) stood out to the downside, hampered by broad concerns for chipmakers and the company’s worse-than-expected fourth-quarter financial outlook. Elsewhere, Align Technology (-37%), a maker of orthodontic devices, saw its shares decline, partly due to sales weakness in China. The fund did not hold Nvidia nor Align Technology at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

15	Annual Report

Fidelity® Momentum Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Microsoft Corp.	4.5
Amazon.com, Inc.	3.2
Alphabet, Inc. Class A	3.1
Visa, Inc. Class A	2.0
Johnson & Johnson	1.9
Berkshire Hathaway, Inc. Class B	1.9
JPMorgan Chase & Co.	1.9
Mastercard, Inc. Class A	1.7
Cisco Systems, Inc.	1.6
Merck & Co., Inc.	1.5

23.3

Top Market Sectors as of July 31, 2019

% of fund’s net assets
Information Technology	22.7
Financials	13.5
Health Care	13.2
Consumer Discretionary	10.4
Communication Services	9.7
Industrials	9.4
Consumer Staples	6.9
Energy	4.4
Real Estate	3.8
Utilities	3.1

Asset Allocation as of July 31, 2019

*	Foreign investments – 5.8%

Annual Report	16

Fidelity® Quality Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Quality Factor ETF – NAVA	7.14%	13.90%
Fidelity Quality Factor ETF – Market PriceB	7.14%	14.05%
Fidelity U.S. Quality Factor IndexA	7.44%	14.25%
Russell 1000 IndexA	8.00%	14.03%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Quality Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Quality Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Quality Factor Index performed over the same period.

17	Annual Report

Fidelity® Quality Factor ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund (ETF) gained 7.14% based on both market price and net asset value, each in line with the 7.44% increase of the Fidelity U.S. Quality Factor Index, which tracks the performance of U.S. companies with a higher quality profile than the broader market. Nine of the 11 sectors in the Fidelity index advanced over the 12 months, led by real estate (+20%) and information technology (+18%). Within technology, Microsoft (+30%) gained notably, driven by continued growth in the company’s cloud-computing business. Shares of consumer electronics and personal computer manufacturer Apple (+14%) also advanced, reflecting strength in its wearables and services businesses. Elsewhere, consumer branded goods company Procter & Gamble (+50%) saw better-than-expected sales gains. Conversely, energy (-20%) performed worst of all sectors, due to generally sluggish commodity prices, while health care (-3%) also lagged. Among individual holdings, internet-based shipping services firm Stamps.com (-76%) stood out meaningfully to the downside, driven lower partly by a shift in business strategy. Other notable laggards included biotech firms Biogen (-31%) and Abbvie (-24%), as well as graphics chipmaker Nvidia (-31%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Annual Report	18

Fidelity® Quality Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Microsoft Corp.	4.3
Apple, Inc.	4.0
Alphabet, Inc. Class A	3.0
Facebook, Inc. Class A	2.1
Johnson & Johnson	2.0
Visa, Inc. Class A	1.8
Pfizer, Inc.	1.6
The Home Depot, Inc.	1.5
The Procter & Gamble Co.	1.5
Mastercard, Inc. Class A	1.5

23.3

Top Market Sectors as of July 31, 2019

% of fund’s net assets
Information Technology	23.0
Financials	14.3
Health Care	13.0
Consumer Discretionary	10.0
Communication Services	10.0
Industrials	8.9
Consumer Staples	6.6
Energy	4.5
Real Estate	3.7
Utilities	3.0

Asset Allocation as of July 31, 2019

*	Foreign investments – 4.6%

19	Annual Report

Fidelity® Small-Mid Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
MarketAxess Holdings, Inc.	0.4
HEICO Corp. Class A	0.4
Paycom Software, Inc.	0.4
FactSet Research Systems, Inc.	0.4
WR Berkley Corp.	0.4
Fair Isaac Corp.	0.4
Live Nation Entertainment, Inc.	0.4
West Pharmaceutical Services, Inc.	0.3
RingCentral, Inc. Class A	0.3
Teledyne Technologies, Inc.	0.3

3.7

Top Market Sectors as of July 31, 2019

% of fund’s net assets
Financials	16.2
Industrials	16.2
Information Technology	15.3
Consumer Discretionary	12.6
Health Care	12.2
Real Estate	9.4
Materials	5.1
Communication Services	4.0
Consumer Staples	3.1
Energy	3.0

Asset Allocation as of July 31, 2019

Annual Report	20

Fidelity® Value Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Value Factor ETF – NAVA	3.95%	13.27%
Fidelity Value Factor ETF – Market PriceB	4.08%	13.56%
Fidelity U.S. Value Factor IndexA	4.25%	13.63%
Russell 1000 IndexA	8.00%	14.03%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Value Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Value Factor Index performed over the same period.

21	Annual Report

Fidelity® Value Factor ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 3.95% and its market price advanced 4.08%. This compares with a 4.25% gain for the fund’s benchmark, the Fidelity U.S. Value Factor Index, which tracks the performance of shares of U.S. companies with above-average quality characteristics. Eight of eleven sectors in the Fidelity index gained in value, led by information technology (+15%) and communication services (+11%). Among technology names, shares of software maker Microsoft rose about 31%, driven by continued growth in the company’s cloud-computing business. Consumer electronics and personal computer manufacturer Apple (+14%) also advanced, partly reflecting recent strength in its wearables and services businesses. Elsewhere, coffee retailer Starbucks (+35%) benefited from strong sales and earnings growth, particularly in China. Conversely, the materials (-31%), energy (-14%) and health care (-6%) sectors each declined. Among individual stocks, department store chain Macy’s (-41%) stood out to the downside in a difficult retail environment. Within health care, United Therapeutics (-36%) and Biogen (-29%) each slid, partly due to unfavorable drug-trial results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Annual Report	22

Fidelity® Value Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund’s net assets
Microsoft Corp.	4.5
Apple, Inc.	4.2
Alphabet, Inc. Class A	3.0
Johnson & Johnson	2.1
Facebook, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	2.0
JPMorgan Chase & Co.	1.9
Visa, Inc. Class A	1.9
The Home Depot, Inc.	1.7
Mastercard, Inc. Class A	1.6

24.9

Top Market Sectors as of July 31, 2019

% of fund’s net assets
Information Technology	23.1
Financials	14.0
Health Care	12.4
Communication Services	10.3
Consumer Discretionary	10.2
Industrials	10.0
Consumer Staples	6.3
Energy	4.7
Real Estate	3.5
Utilities	3.1

Asset Allocation as of July 31, 2019

Percentages shown as 0.0% may reflect amounts less than 0.05%.

*	Foreign investments – 4.1%

23	Annual Report

Fidelity® Dividend ETF for Rising Rates

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
COMMUNICATION SERVICES – 9.5%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	131,723	$4,485,168
CenturyLink, Inc.	82,002	991,404
Verizon Communications, Inc.	73,996	4,089,759

		9,566,331

Entertainment – 2.5%
Activision Blizzard, Inc.	32,610	1,589,411
Cinemark Holdings, Inc.	27,417	1,094,487
The Walt Disney Co.	29,227	4,179,753
Viacom, Inc. Class B	40,956	1,243,015
World Wrestling Entertainment, Inc. Class A	13,451	978,964

		9,085,630

Media – 4.0%
Cable One, Inc.	1,271	1,546,553
CBS Corp. Class B	25,954	1,336,890
Comcast Corp. Class A	89,207	3,851,066
Nexstar Media Group, Inc. Class A	13,348	1,358,426
Omnicom Group, Inc.	16,621	1,333,337
Sirius XM Holdings, Inc.	198,854	1,244,826
The Interpublic Group of Cos., Inc.	51,847	1,188,333
The New York Times Co. Class A	43,229	1,542,411
Tribune Media Co. Class A	24,160	1,122,715

		14,524,557

Wireless Telecommunication Services – 0.3%
Telephone & Data Systems, Inc.	30,504	986,500

TOTAL COMMUNICATION SERVICES		34,163,018

CONSUMER DISCRETIONARY – 10.4%
Automobiles – 1.3%
Ford Motor Co.	244,415	2,329,275
General Motors Co.	60,823	2,453,600

		4,782,875

Hotels, Restaurants & Leisure – 2.8%
Las Vegas Sands Corp.	33,919	2,050,064
McDonald’s Corp.	19,687	4,148,445
Starbucks Corp.	41,305	3,911,170

		10,109,679

Household Durables – 0.4%
Persimmon PLC	54,141	1,322,743

Multiline Retail – 1.1%
Macy’s, Inc.	68,567	1,558,528
Target Corp.	30,134	2,603,578

		4,162,106

Specialty Retail – 3.5%
L Brands, Inc.	63,940	1,659,243
Lowe’s Cos., Inc.	28,267	2,866,274
The Home Depot, Inc.	24,200	5,171,298

	Shares	Value
The TJX Cos., Inc.	50,467	$2,753,479

		12,450,294

Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc. Class B	37,614	3,235,932
Pandora A/S	39,067	1,504,582

		4,740,514

TOTAL CONSUMER DISCRETIONARY		37,568,211

CONSUMER STAPLES – 6.4%
Beverages – 1.3%
The Coca-Cola Co.	91,881	4,835,697

Food Products – 0.4%
The Kraft Heinz Co.	49,530	1,585,455

Household Products – 1.8%
The Procter & Gamble Co.	53,525	6,318,091

Tobacco – 2.9%
Altria Group, Inc.	65,080	3,063,316
British American Tobacco PLC	56,147	2,015,636
Imperial Brands PLC	59,584	1,518,039
Philip Morris International, Inc.	46,437	3,882,597

		10,479,588

TOTAL CONSUMER STAPLES		23,218,831

ENERGY – 4.7%
Energy Equipment & Services – 0.5%
Schlumberger Ltd.	48,985	1,957,931

Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	37,145	4,572,921
Exxon Mobil Corp.	74,649	5,550,899
Kinder Morgan, Inc.	99,987	2,061,732
Occidental Petroleum Corp.	30,306	1,556,516
Targa Resources Corp.	34,570	1,345,119

		15,087,187

TOTAL ENERGY		17,045,118

FINANCIALS – 13.3%
Banks – 5.7%
Bank of America Corp.	221,639	6,799,884
JPMorgan Chase & Co.	71,764	8,324,624
Wells Fargo & Co.	114,829	5,558,872

		20,683,380

Capital Markets – 0.9%
Invesco Ltd.	163,261	3,132,979

Insurance – 2.0%
Old Republic International Corp.	146,317	3,337,491
Prudential Financial, Inc.	36,675	3,715,544

		7,053,035

Mortgage Real Estate Investment Trusts (REITs) – 4.7%
AGNC Investment Corp.	167,504	2,871,018

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
Annaly Capital Management, Inc.	293,605	$2,803,928
Chimera Investment Corp.	153,536	2,960,174
MFA Financial, Inc.	397,888	2,856,836
New Residential Investment Corp.	174,127	2,732,053
Two Harbors Investment Corp.	200,347	2,696,671

		16,920,680

TOTAL FINANCIALS		47,790,074

HEALTH CARE – 13.2%
Biotechnology – 4.4%
AbbVie, Inc.	72,127	4,805,101
Amgen, Inc.	30,844	5,754,873
Gilead Sciences, Inc.	76,960	5,042,419

		15,602,393

Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	87,810	4,015,551

Pharmaceuticals – 7.7%
Bristol-Myers Squibb Co.	106,488	4,729,132
Johnson & Johnson	66,997	8,724,349
Merck & Co., Inc.	90,739	7,530,430
Pfizer, Inc.	175,252	6,806,788

		27,790,699

TOTAL HEALTH CARE		47,408,643

INDUSTRIALS – 9.8%
Aerospace & Defense – 2.2%
Lockheed Martin Corp.	6,503	2,355,192
The Boeing Co.	9,417	3,212,892
United Technologies Corp.	18,665	2,493,644

		8,061,728

Air Freight & Logistics – 0.8%
Royal Mail PLC	264,552	674,650
United Parcel Service, Inc. Class B	18,079	2,159,898

		2,834,548

Airlines – 0.4%
Delta Air Lines, Inc.	27,186	1,659,433

Building Products – 0.5%
Johnson Controls International PLC	39,962	1,695,987

Electrical Equipment – 0.8%
Eaton Corp. PLC	17,963	1,476,379
Emerson Electric Co.	22,523	1,461,292

		2,937,671

Industrial Conglomerates – 1.9%
3M Co.	12,376	2,162,335
Honeywell International, Inc.	16,278	2,807,304
Jardine Matheson Holdings Ltd.	14,619	890,151

	Shares	Value
Jardine Strategic Holdings Ltd.	24,507	$845,491

		6,705,281

Machinery – 1.4%
Caterpillar, Inc.	14,838	1,953,720
Illinois Tool Works, Inc.	10,830	1,670,311
PACCAR, Inc.	18,858	1,322,700

		4,946,731

Professional Services – 0.3%
Randstad N.V.	19,315	973,723

Road & Rail – 1.3%
Norfolk Southern Corp.	9,189	1,756,202
Union Pacific Corp.	15,636	2,813,698

		4,569,900

Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	22,634	937,953

TOTAL INDUSTRIALS		35,322,955

INFORMATION TECHNOLOGY – 22.9%
Communications Equipment – 1.8%
Cisco Systems, Inc.	114,255	6,329,727

IT Services – 1.3%
International Business Machines Corp.	31,301	4,640,060

Semiconductors & Semiconductor Equipment – 6.6%
Applied Materials, Inc.	79,307	3,915,387
Broadcom, Inc.	15,130	4,387,549
Intel Corp.	115,411	5,834,026
QUALCOMM, Inc.	68,378	5,002,534
Texas Instruments, Inc.	38,447	4,806,259

		23,945,755

Software – 5.5%
Micro Focus International PLC	112,585	2,380,671
Microsoft Corp.	127,110	17,321,280

		19,701,951

Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	75,236	16,028,277
Hewlett Packard Enterprise Co.	185,163	2,660,792
HP, Inc.	138,527	2,914,608
Seagate Technology PLC	61,976	2,870,109
Western Digital Corp.	61,413	3,309,547

		27,783,333

TOTAL INFORMATION TECHNOLOGY		82,400,826

MATERIALS – 2.8%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	7,034	1,605,651
Corteva, Inc.	14,282	421,319
Dow, Inc.	14,282	691,820
DuPont de Nemours, Inc.	14,331	1,034,125
Linde PLC	11,457	2,191,495

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity® Dividend ETF for Rising Rates

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
MATERIALS – continued
Chemicals – continued
LyondellBasell Industries N.V. Class A	11,927	$998,171

		6,942,581

Containers & Packaging – 0.5%
International Paper Co.	19,601	860,680
Westrock Co.	19,949	719,161

		1,579,841

Metals & Mining – 0.4%
Alumina Ltd.	381,348	610,236
Nucor Corp.	15,178	825,380

		1,435,616

TOTAL MATERIALS		9,958,038

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	9,270	1,961,717
Crown Castle International Corp.	10,539	1,404,427
Hospitality Properties Trust	24,393	602,751
Iron Mountain, Inc.	19,705	579,524
Kimco Realty Corp.	40,388	775,854
Park Hotels & Resorts, Inc.	22,358	590,475
Public Storage	4,771	1,158,208
RLJ Lodging Trust	34,251	591,857
Sabra Health Care REIT, Inc.	31,201	643,989
Senior Housing Properties Trust	46,162	378,528
Simon Property Group, Inc.	7,345	1,191,359
Uniti Group, Inc.	32,245	271,503
Welltower, Inc.	12,608	1,047,977
Weyerhaeuser Co.	32,471	825,088

		12,023,257

Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd.	83,300	509,796

TOTAL REAL ESTATE		12,533,053

	Shares	Value
UTILITIES – 3.2%
Electric Utilities – 2.8%
Duke Energy Corp.	18,624	$1,615,073
Edison International	18,498	1,378,841
Exelon Corp.	29,800	1,342,788
NextEra Energy, Inc.	10,855	2,248,830
PPL Corp.	35,459	1,050,650
SSE PLC	52,523	702,925
The Southern Co.	30,302	1,702,973

		10,042,080

Multi-Utilities – 0.4%
Dominion Energy, Inc.	21,604	1,604,961

TOTAL UTILITIES		11,647,041

TOTAL COMMON STOCKS (Cost $345,427,303)		359,055,808

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.43% (a) (Cost $553,773)	553,662	553,773

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $345,981,076)		359,609,581

NET OTHER ASSETS (LIABILITIES) – 0.2%		619,866

NET ASSETS – 100.0%		$360,229,447

Legend

(a)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contract

CME E-mini S&P 500 Index Future Contracts	8	September 2019	1,192,920	$(5,408)	$(5,408)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$10,540

Fidelity Securities Lending Cash Central Fund	26,251

Total	$36,791

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$34,163,018	$34,163,018	$—	$—

Consumer Discretionary	37,568,211	37,568,211	—	—

Consumer Staples	23,218,831	23,218,831	—	—

Energy	17,045,118	17,045,118	—	—

Financials	47,790,074	47,790,074	—	—

Health Care	47,408,643	47,408,643	—	—

Industrials	35,322,955	35,322,955	—	—

Information Technology	82,400,826	82,400,826	—	—

Materials	9,958,038	9,958,038	—	—

Real Estate	12,533,053	12,533,053	—	—

Utilities	11,647,041	11,647,041	—	—

Money Market Funds	553,773	553,773	—	—

Total Investments in Securities:	$359,609,581	$359,609,581	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(5,408)	$(5,408)	$—	$—

Total Liabilities	$(5,408)	$(5,408)	$—	$—

Total Derivative Instruments:	$(5,408)	$(5,408)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(5,408)

Total Equity Risk	0	(5,408)

Total Value of Derivatives	$0	$(5,408)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity® High Dividend ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.6%

	Shares	Value
COMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	43,144	$1,469,053
CenturyLink, Inc.	26,760	323,528
Verizon Communications, Inc.	24,240	1,339,745

		3,132,326

Entertainment – 0.8%
Activision Blizzard, Inc.	10,681	520,592
Cinemark Holdings, Inc.	8,944	357,045
The Walt Disney Co.	9,576	1,369,464
Viacom, Inc. Class B	13,367	405,688
World Wrestling Entertainment, Inc. Class A	4,399	320,159

		2,972,948

Media – 1.3%
Cable One, Inc.	414	503,755
CBS Corp. Class B	8,514	438,556
Comcast Corp. Class A	29,219	1,261,384
Nexstar Media Group, Inc. Class A	4,354	443,107
Omnicom Group, Inc.	5,422	434,953
Sirius XM Holdings, Inc.	65,425	409,560
The Interpublic Group of Cos., Inc.	16,924	387,898
The New York Times Co. Class A	14,104	503,231
Tribune Media Co. Class A	7,955	369,669

		4,752,113

Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	10,019	324,015

TOTAL COMMUNICATION SERVICES		11,181,402

CONSUMER DISCRETIONARY – 3.7%
Automobiles – 0.5%
Ford Motor Co.	87,044	829,529
General Motors Co.	21,663	873,886

		1,703,415

Hotels, Restaurants & Leisure – 1.0%
Las Vegas Sands Corp.	12,084	730,357
McDonald’s Corp.	7,010	1,477,147
Starbucks Corp.	14,709	1,392,795

		3,600,299

Household Durables – 0.1%
Persimmon PLC	19,257	470,476

Multiline Retail – 0.4%
Macy’s, Inc.	24,426	555,203
Target Corp.	10,731	927,159

		1,482,362

Specialty Retail – 1.2%
L Brands, Inc.	22,769	590,855
Lowe’s Cos., Inc.	10,062	1,020,287
The Home Depot, Inc.	8,612	1,840,298

	Shares	Value
The TJX Cos., Inc.	17,978	$980,880

		4,432,320

Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. Class B	13,374	1,150,565
Pandora A/S	13,915	535,907

		1,686,472

TOTAL CONSUMER DISCRETIONARY		13,375,344

CONSUMER STAPLES – 13.4%
Beverages – 2.5%
PepsiCo, Inc.	69,771	8,917,431

Food Products – 1.1%
The Kraft Heinz Co.	127,065	4,067,351

Household Products – 3.0%
The Procter & Gamble Co.	92,940	10,970,638

Tobacco – 6.8%
Altria Group, Inc.	141,041	6,638,800
British American Tobacco PLC	161,287	5,790,084
Imperial Brands PLC	171,639	4,372,896
Philip Morris International, Inc.	95,419	7,977,983

		24,779,763

TOTAL CONSUMER STAPLES		48,735,183

ENERGY – 11.6%
Energy Equipment & Services – 1.6%
Schlumberger Ltd.	145,699	5,823,589

Oil, Gas & Consumable Fuels – 10.0%
Chevron Corp.	74,886	9,219,215
Exxon Mobil Corp.	134,073	9,969,668
Kinder Morgan, Inc.	335,702	6,922,175
Occidental Petroleum Corp.	94,260	4,841,194
Targa Resources Corp.	133,538	5,195,964

		36,148,216

TOTAL ENERGY		41,971,805

FINANCIALS – 20.6%
Banks – 7.7%
Bank of America Corp.	300,114	9,207,497
JPMorgan Chase & Co.	93,619	10,859,804
Wells Fargo & Co.	160,068	7,748,892

		27,816,193

Insurance – 4.9%
MetLife, Inc.	123,179	6,087,506
Old Republic International Corp.	252,667	5,763,335
Prudential Financial, Inc.	60,023	6,080,930

		17,931,771

Mortgage Real Estate Investment Trusts (REITs) – 8.0%
AGNC Investment Corp.	286,978	4,918,803
Annaly Capital Management, Inc.	499,075	4,766,166

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
Chimera Investment Corp.	265,980	$5,128,095
MFA Financial, Inc.	690,041	4,954,494
New Residential Investment Corp.	300,219	4,710,436
Two Harbors Investment Corp.	346,864	4,668,790

		29,146,784

TOTAL FINANCIALS		74,894,748

HEALTH CARE – 7.3%
Biotechnology – 2.4%
AbbVie, Inc.	40,224	2,679,723
Amgen, Inc.	17,204	3,209,922
Gilead Sciences, Inc.	42,947	2,813,888

		8,703,533

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	48,992	2,240,404

Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	59,413	2,638,531
Johnson & Johnson	37,368	4,866,061
Merck & Co., Inc.	50,611	4,200,207
Pfizer, Inc.	97,749	3,796,571

		15,501,370

TOTAL HEALTH CARE		26,445,307

INDUSTRIALS – 3.2%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	2,142	775,768
The Boeing Co.	3,103	1,058,682
United Technologies Corp.	6,154	822,174

		2,656,624

Air Freight & Logistics – 0.3%
Royal Mail PLC	86,813	221,387
United Parcel Service, Inc. Class B	5,963	712,400

		933,787

Airlines – 0.1%
Delta Air Lines, Inc.	8,968	547,407

Building Products – 0.2%
Johnson Controls International PLC	13,170	558,935

Electrical Equipment – 0.3%
Eaton Corp. PLC	5,940	488,208
Emerson Electric Co.	7,418	481,280

		969,488

Industrial Conglomerates – 0.6%
3M Co.	4,079	712,683
Honeywell International, Inc.	5,377	927,317
Jardine Matheson Holdings Ltd.	4,566	278,024
Jardine Strategic Holdings Ltd.	8,000	276,000

		2,194,024

	Shares	Value
Machinery – 0.4%
Caterpillar, Inc.	4,892	$644,130
Illinois Tool Works, Inc.	3,577	551,681
PACCAR, Inc.	6,233	437,182

		1,632,993

Professional Services – 0.1%
Randstad N.V.	6,357	320,474

Road & Rail – 0.4%
Norfolk Southern Corp.	3,027	578,520
Union Pacific Corp.	5,154	927,463

		1,505,983

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	7,451	308,769

TOTAL INDUSTRIALS		11,628,484

INFORMATION TECHNOLOGY – 15.7%
Communications Equipment – 1.2%
Cisco Systems, Inc.	78,880	4,369,952

IT Services – 0.9%
International Business Machines Corp.	21,605	3,202,725

Semiconductors & Semiconductor Equipment – 4.6%
Applied Materials, Inc.	54,752	2,703,106
Broadcom, Inc.	10,440	3,027,496
Intel Corp.	79,661	4,026,863
QUALCOMM, Inc.	47,199	3,453,079
Texas Instruments, Inc.	26,584	3,323,266

		16,533,810

Software – 3.7%
Micro Focus International PLC	77,763	1,644,341
Microsoft Corp.	87,751	11,957,829

		13,602,170

Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	51,937	11,064,659
Hewlett Packard Enterprise Co.	127,763	1,835,954
HP, Inc.	95,662	2,012,728
Seagate Technology PLC	42,783	1,981,281
Western Digital Corp.	42,407	2,285,313

		19,179,935

TOTAL INFORMATION TECHNOLOGY		56,888,592

REAL ESTATE – 10.4%
Equity Real Estate Investment Trusts (REITs) – 9.8%
American Tower Corp.	19,065	4,034,535
Crown Castle International Corp.	24,934	3,322,705
Iron Mountain, Inc.	64,672	1,902,003
Kimco Realty Corp.	138,654	2,663,543
Park Hotels & Resorts, Inc.	77,933	2,058,210
Prologis, Inc.	41,260	3,325,969
Public Storage	12,674	3,076,740
Sabra Health Care REIT, Inc.	112,504	2,322,083

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity® High Dividend ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Senior Housing Properties Trust	167,429	$1,372,918
Simon Property Group, Inc.	16,615	2,694,953
Spirit Realty Capital, Inc.	58,093	2,563,063
Uniti Group, Inc.	115,992	976,653
Welltower, Inc.	34,281	2,849,437
Weyerhaeuser Co.	96,344	2,448,101

		35,610,913

Real Estate Management & Development – 0.6%
Hongkong Land Holdings Ltd.	315,338	1,929,869

TOTAL REAL ESTATE		37,540,782

UTILITIES – 10.6%
Electric Utilities – 9.2%
Duke Energy Corp.	55,191	4,786,163
Edison International	74,542	5,556,361
Exelon Corp.	96,778	4,360,817
NextEra Energy, Inc.	28,809	5,968,360
PPL Corp.	137,327	4,068,999
SSE PLC	259,597	3,474,233
The Southern Co.	96,168	5,404,641

		33,619,574

Multi-Utilities – 1.4%
Dominion Energy, Inc.	67,251	4,996,077

TOTAL UTILITIES		38,615,651

TOTAL COMMON STOCKS (Cost $352,005,653)		361,277,298

Money Market Funds – 0.2%

	Shares	Value
Fidelity Cash Central Fund, 2.43% (a) (Cost $856,430)	856,259	$856,430

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $352,862,083)		362,133,728

NET OTHER ASSETS (LIABILITIES) – 0.2%		818,207

NET ASSETS – 100.0%		$362,951,935

Legend

(a)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contract

CME E-mini S&P 500 Index Future Contracts	11	September 2019	1,640,265	$(9,392)	$(9,392)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$9,654

Fidelity Securities Lending Cash Central Fund	5,749

Total	$15,403

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$11,181,402	$11,181,402	$—	$—

Consumer Discretionary	13,375,344	13,375,344	—	—

Consumer Staples	48,735,183	48,735,183	—	—

Energy	41,971,805	41,971,805	—	—

Financials	74,894,748	74,894,748	—	—

Health Care	26,445,307	26,445,307	—	—

Industrials	11,628,484	11,628,484	—	—

Information Technology	56,888,592	56,888,592	—	—

Real Estate	37,540,782	37,540,782	—	—

Utilities	38,615,651	38,615,651	—	—

Money Market Funds	856,430	856,430	—	—

Total Investments in Securities:	$362,133,728	$362,133,728	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(9,392)	$(9,392)	$—	$—

Total Liabilities	$(9,392)	$(9,392)	$—	$—

Total Derivative Instruments:	$(9,392)	$(9,392)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(9,392)

Total Equity Risk	0	(9,392)

Total Value of Derivatives	$0	$(9,392)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity® Low Volatility Factor ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 9.8%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	97,360	$3,315,108
Verizon Communications, Inc.	54,232	2,997,403

		6,312,511

Entertainment – 1.3%
The Walt Disney Co.	22,247	3,181,543

Interactive Media & Services – 3.0%
Alphabet, Inc. Class A (a)	6,040	7,357,928

Media – 2.3%
Cable One, Inc.	1,254	1,525,867
Comcast Corp. Class A	68,169	2,942,856
Omnicom Group, Inc.	15,747	1,263,224

		5,731,947

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc. (a)	18,142	1,446,462

TOTAL COMMUNICATION SERVICES		24,030,391

CONSUMER DISCRETIONARY – 10.7%
Diversified Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	13,010	1,978,431
H&R Block, Inc.	63,206	1,750,174

		3,728,605

Hotels, Restaurants & Leisure – 4.0%
Darden Restaurants, Inc.	14,864	1,806,868
McDonald’s Corp.	14,554	3,066,819
Starbucks Corp.	31,759	3,007,259
Yum! Brands, Inc.	18,069	2,033,124

		9,914,070

Multiline Retail – 0.9%
Target Corp.	24,153	2,086,819

Specialty Retail – 3.3%
AutoZone, Inc. (a)	1,923	2,159,606
The Home Depot, Inc.	17,499	3,739,361
The TJX Cos., Inc.	39,444	2,152,065

		8,051,032

Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	28,423	2,445,231

TOTAL CONSUMER DISCRETIONARY		26,225,757

CONSUMER STAPLES – 6.9%
Beverages – 2.1%
PepsiCo, Inc.	19,529	2,496,001
The Coca-Cola Co.	50,687	2,667,657

		5,163,658

Food & Staples Retailing – 0.9%
Walmart, Inc.	20,768	2,292,372

Food Products – 1.5%
Hormel Foods Corp. (b)	22,627	927,481

	Shares	Value
McCormick & Co., Inc. (non-vtg.)	7,985	$1,265,942
The Hershey Co.	9,279	1,407,995

		3,601,418

Household Products – 2.4%
Church & Dwight Co., Inc.	15,408	1,162,379
The Clorox Co.	6,895	1,121,127
The Procter & Gamble Co.	30,219	3,567,051

		5,850,557

TOTAL CONSUMER STAPLES		16,908,005

ENERGY – 4.6%
Oil, Gas & Consumable Fuels – 4.6%
Cabot Oil & Gas Corp.	28,377	543,703
Chevron Corp.	22,076	2,717,777
Exxon Mobil Corp.	45,543	3,386,578
Kinder Morgan, Inc.	50,365	1,038,526
Marathon Petroleum Corp.	15,088	850,812
ONEOK, Inc.	13,141	920,921
Phillips 66	9,973	1,022,831
Valero Energy Corp.	10,507	895,722

TOTAL ENERGY		11,376,870

FINANCIALS – 13.8%
Banks – 1.0%
US Bancorp	42,943	2,454,192

Capital Markets – 1.8%
CME Group, Inc.	11,481	2,232,136
Intercontinental Exchange, Inc.	24,892	2,187,011

		4,419,147

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	24,234	4,978,391

Insurance – 7.0%
Aflac, Inc.	38,706	2,037,484
Brown & Brown, Inc.	58,674	2,108,157
Chubb Ltd.	15,470	2,364,434
Erie Indemnity Co. Class A	10,677	2,378,515
Everest Re Group Ltd.	7,370	1,817,737
Marsh & McLennan Cos., Inc.	21,796	2,153,445
The Allstate Corp.	20,450	2,196,330
WR Berkley Corp.	31,238	2,167,605

		17,223,707

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
Blackstone Mortgage Trust, Inc. Class A (b)	45,677	1,622,447
MFA Financial, Inc.	214,020	1,536,664
Starwood Property Trust, Inc.	72,048	1,673,675

		4,832,786

TOTAL FINANCIALS		33,908,223

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Common Stocks – continued

	Shares	Value
HEALTH CARE – 13.4%
Health Care Equipment & Supplies – 4.4%
Danaher Corp.	20,242	$2,844,001
Medtronic PLC	30,310	3,089,802
ResMed, Inc.	18,790	2,418,273
Stryker Corp.	12,058	2,529,527

		10,881,603

Health Care Providers & Services – 3.2%
Anthem, Inc.	7,720	2,274,389
Cigna Corp.	11,515	1,956,629
UnitedHealth Group, Inc.	14,296	3,559,847

		7,790,865

Pharmaceuticals – 5.8%
Eli Lilly & Co.	22,027	2,399,842
Johnson & Johnson	35,479	4,620,075
Merck & Co., Inc.	45,116	3,744,177
Pfizer, Inc.	88,899	3,452,837

		14,216,931

TOTAL HEALTH CARE		32,889,399

INDUSTRIALS – 9.8%
Aerospace & Defense – 3.5%
Lockheed Martin Corp.	6,445	2,334,186
Northrop Grumman Corp.	6,025	2,082,059
Raytheon Co.	10,070	1,835,660
United Technologies Corp.	17,589	2,349,891

		8,601,796

Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	15,700	1,314,561
Expeditors International of Washington, Inc.	19,652	1,500,430

		2,814,991

Commercial Services & Supplies – 1.9%
Republic Services, Inc.	18,271	1,619,724
Rollins, Inc.	35,079	1,176,199
Waste Management, Inc.	16,477	1,927,809

		4,723,732

Industrial Conglomerates – 1.9%
3M Co.	11,192	1,955,466
Honeywell International, Inc.	15,083	2,601,214

		4,556,680

Machinery – 0.7%
The Toro Co.	22,063	1,606,628

Professional Services – 0.7%
Verisk Analytics, Inc.	12,136	1,841,274

TOTAL INDUSTRIALS		24,145,101

INFORMATION TECHNOLOGY – 20.9%
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	22,945	2,141,227

	Shares	Value
IT Services – 11.3%
Accenture PLC Class A	17,105	$3,294,081
Amdocs Ltd.	33,277	2,129,395
Automatic Data Processing, Inc.	16,568	2,758,903
Broadridge Financial Solutions, Inc.	18,789	2,388,458
Fidelity National Information Services, Inc.	19,997	2,664,600
Fiserv, Inc. (a)	24,992	2,634,907
Mastercard, Inc. Class A	16,272	4,430,378
Paychex, Inc.	28,066	2,330,881
Visa, Inc. Class A	28,709	5,110,202

		27,741,805

Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	77,996	3,942,698

Software – 2.9%
CDK Global, Inc.	37,746	1,957,885
Check Point Software Technologies Ltd. (a)	17,091	1,913,337
Oracle Corp.	57,495	3,236,969

		7,108,191

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	48,951	10,428,521

TOTAL INFORMATION TECHNOLOGY		51,362,442

MATERIALS – 3.1%
Chemicals – 2.4%
Air Products & Chemicals, Inc.	4,242	968,321
Ecolab, Inc.	4,658	939,658
International Flavors & Fragrances, Inc.	3,594	517,500
Linde PLC	7,162	1,369,947
NewMarket Corp.	1,049	442,269
PPG Industries, Inc.	5,789	679,571
The Sherwin-Williams Co.	1,612	827,021

		5,744,287

Containers & Packaging – 0.7%
Amcor PLC (a)	44,648	473,269
Aptargroup, Inc.	4,487	543,017
Ball Corp.	10,409	744,035

		1,760,321

TOTAL MATERIALS		7,504,608

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
American Tower Corp.	5,391	1,140,843
AvalonBay Communities, Inc.	2,625	548,074
Crown Castle International Corp.	6,048	805,956
Equity Lifestyle Properties, Inc.	3,510	436,118
Essex Property Trust, Inc.	1,600	483,552
Extra Space Storage, Inc.	3,934	442,142
Federal Realty Investment Trust	2,776	366,460

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity® Low Volatility Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Invitation Homes, Inc.	15,157	$416,363
Mid-America Apartment Communities, Inc.	3,769	444,139
National Retail Properties, Inc.	6,858	358,262
Public Storage	2,639	640,644
Realty Income Corp.	6,603	456,994
Simon Property Group, Inc.	4,117	667,777
Sun Communities, Inc.	3,325	441,593
UDR, Inc.	8,801	405,374
Ventas, Inc.	7,338	493,774
WP Carey, Inc.	5,144	445,162

TOTAL REAL ESTATE		8,993,227

UTILITIES – 3.1%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	9,450	829,804
Duke Energy Corp.	10,821	938,397
NextEra Energy, Inc.	6,354	1,316,358
The Southern Co.	17,299	972,204
Xcel Energy, Inc.	12,365	737,078

		4,793,841

Multi-Utilities – 1.2%
CMS Energy Corp.	10,261	597,395
Consolidated Edison, Inc.	7,899	671,099
Dominion Energy, Inc.	12,517	929,888
DTE Energy Co.	5,072	644,702

		2,843,084

TOTAL UTILITIES		7,636,925

TOTAL COMMON STOCKS (Cost $222,198,498)		244,980,948

Money Market Funds – 0.7%

	Shares	Value
Fidelity Cash Central Fund, 2.43% (c)	363,777	$363,850
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	1,279,423	1,279,551

TOTAL MONEY MARKET FUNDS (Cost $1,643,405)		1,643,401

TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $223,841,903)		246,624,349

NET OTHER ASSETS (LIABILITIES) – (0.5%)		(1,122,029)

NET ASSETS – 100.0%		$245,502,320

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contract

CME E-mini S&P 500 Index Future Contracts	2	September 2019	$298,230	$(570)	$(570)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$4,555

Fidelity Securities Lending Cash Central Fund	3,724

Total	$8,279

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$24,030,391	$24,030,391	$—	$—

Consumer Discretionary	26,225,757	26,225,757	—	—

Consumer Staples	16,908,005	16,908,005	—	—

Energy	11,376,870	11,376,870	—	—

Financials	33,908,223	33,908,223	—	—

Health Care	32,889,399	32,889,399	—	—

Industrials	24,145,101	24,145,101	—	—

Information Technology	51,362,442	51,362,442	—	—

Materials	7,504,608	7,504,608	—	—

Real Estate	8,993,227	8,993,227	—	—

Utilities	7,636,925	7,636,925	—	—

Money Market Funds	1,643,401	1,643,401	—	—

Total Investments in Securities:	$246,624,349	$246,624,349	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(570)	$(570)	$—	$—

Total Liabilities	$(570)	$(570)	$—	$—

Total Derivative Instruments:	$(570)	$(570)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(570)

Total Equity Risk	0	(570)

Total Value of Derivatives	$0	$(570)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity® Momentum Factor ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 9.7%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	27,572	$1,523,904

Entertainment – 1.4%
The Walt Disney Co.	11,700	1,673,217

Interactive Media & Services – 3.6%
Alphabet, Inc. Class A (a)	3,066	3,735,001
IAC/InterActiveCorp. (a)	2,878	687,986

		4,422,987

Media – 2.9%
Cable One, Inc.	566	688,709
Charter Communications, Inc. Class A (a)	2,278	877,896
Comcast Corp. Class A	32,581	1,406,522
Nexstar Media Group, Inc. Class A	5,333	542,739

		3,515,866

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc. (a)	9,100	725,543

TOTAL COMMUNICATION SERVICES		11,861,517

CONSUMER DISCRETIONARY – 10.4%
Hotels, Restaurants & Leisure – 4.0%
Chipotle Mexican Grill, Inc. (a)	965	767,686
McDonald’s Corp.	6,382	1,344,815
Planet Fitness, Inc., Class A (a)	8,454	664,992
Starbucks Corp.	13,159	1,246,026
Yum! Brands, Inc.	7,298	821,171

		4,844,690

Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc. (a)	2,073	3,869,835
Etsy, Inc. (a)	9,477	635,149

		4,504,984

Specialty Retail – 1.2%
AutoZone, Inc. (a)	693	778,267
O’Reilly Automotive, Inc. (a)	1,932	735,628

		1,513,895

Textiles, Apparel & Luxury Goods – 1.5%
Lululemon Athletica, Inc. (a)	3,903	745,824
NIKE, Inc. Class B	12,497	1,075,117

		1,820,941

TOTAL CONSUMER DISCRETIONARY		12,684,510

CONSUMER STAPLES – 6.9%
Beverages – 2.0%
PepsiCo, Inc.	8,892	1,136,486
The Coca-Cola Co.	24,017	1,264,015

		2,400,501

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	3,403	937,969

	Shares	Value
Walmart, Inc.	9,724	$1,073,335

		2,011,304

Food Products – 1.0%
Mondelez International, Inc. Class A	13,353	714,252
The Hershey Co.	3,624	549,906

		1,264,158

Household Products – 2.2%
Church & Dwight Co., Inc.	6,040	455,658
Kimberly-Clark Corp.	4,381	594,283
The Procter & Gamble Co.	14,138	1,668,849

		2,718,790

TOTAL CONSUMER STAPLES		8,394,753

ENERGY – 4.4%
Oil, Gas & Consumable Fuels – 4.4%
Cabot Oil & Gas Corp.	15,746	301,693
Cheniere Energy, Inc. (a)	6,392	416,439
Chevron Corp.	11,059	1,361,473
ConocoPhillips	10,497	620,163
Exxon Mobil Corp.	22,550	1,676,818
Kinder Morgan, Inc.	26,269	541,667
The Williams Cos., Inc.	17,906	441,204

TOTAL ENERGY		5,359,457

FINANCIALS – 13.5%
Banks – 3.4%
Bank of America Corp.	59,377	1,821,686
JPMorgan Chase & Co.	19,511	2,263,276

		4,084,962

Capital Markets – 0.8%
CME Group, Inc.	5,248	1,020,316

Consumer Finance – 1.4%
American Express Co.	8,432	1,048,688
Credit Acceptance Corp. (a)(b)	1,352	646,297

		1,694,985

Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	11,240	2,309,033

Insurance – 6.0%
Aflac, Inc.	16,009	842,714
Aon PLC	4,667	883,230
Arthur J Gallagher & Co.	8,627	780,140
Assured Guaranty Ltd.	14,056	614,107
Cincinnati Financial Corp.	7,359	789,841
Erie Indemnity Co. Class A	3,510	781,923
Marsh & McLennan Cos., Inc.	9,062	895,325
The Progressive Corp.	11,003	891,023
Willis Towers Watson PLC	4,157	811,529

		7,289,832

TOTAL FINANCIALS		16,399,128

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Common Stocks – continued

	Shares	Value
HEALTH CARE – 13.2%
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	19,282	$1,679,462
DexCom, Inc. (a)	8,122	1,274,098

		2,953,560

Health Care Providers & Services – 2.0%
Anthem, Inc.	4,663	1,373,766
Molina Healthcare, Inc. (a)	7,618	1,011,518

		2,385,284

Health Care Technology – 1.0%
Veeva Systems, Inc. Class A (a)	7,145	1,185,356

Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific, Inc.	5,079	1,410,337

Pharmaceuticals – 6.7%
Eli Lilly & Co.	11,531	1,256,303
Horizon Therapeutics PLC (a)	36,627	911,646
Johnson & Johnson	17,915	2,332,891
Merck & Co., Inc.	22,719	1,885,450
Pfizer, Inc.	46,360	1,800,622

		8,186,912

TOTAL HEALTH CARE		16,121,449

INDUSTRIALS – 9.4%
Aerospace & Defense – 2.4%
Mercury Systems, Inc. (a)	9,411	767,185
The Boeing Co.	3,988	1,360,626
TransDigm Group, Inc. (a)	1,587	770,393

		2,898,204

Airlines – 0.4%
Spirit Airlines, Inc. (a)	12,884	546,668

Commercial Services & Supplies – 1.4%
Republic Services, Inc.	8,960	794,304
Waste Management, Inc.	7,888	922,896

		1,717,200

Industrial Conglomerates – 0.7%
Roper Industries, Inc.	2,306	838,577

Machinery – 1.4%
Deere & Co.	5,382	891,528
Ingersoll-Rand PLC	6,395	790,806

		1,682,334

Professional Services – 0.7%
Verisk Analytics, Inc.	5,406	820,198

Road & Rail – 2.4%
CSX Corp.	11,670	821,568
Norfolk Southern Corp.	4,424	845,515
Union Pacific Corp.	6,828	1,228,699

		2,895,782

TOTAL INDUSTRIALS		11,398,963

	Shares	Value
INFORMATION TECHNOLOGY – 22.7%
Communications Equipment – 1.6%
Cisco Systems, Inc.	36,318	$2,012,017

IT Services – 7.6%
Euronet Worldwide, Inc. (a)	6,716	1,047,092
Mastercard, Inc. Class A	7,753	2,110,909
PayPal Holdings, Inc. (a)	13,760	1,519,104
Twilio, Inc. Class A (a)	7,705	1,071,842
VeriSign, Inc. (a)	5,386	1,136,931
Visa, Inc. Class A	13,448	2,393,744

		9,279,622

Semiconductors & Semiconductor Equipment – 2.0%
Broadcom, Inc.	4,728	1,371,073
Xilinx, Inc.	9,171	1,047,420

		2,418,493

Software – 11.5%
Atlassian Corp. PLC Class A (a)	9,308	1,304,237
CyberArk Software Ltd. (a)	7,678	1,066,321
Microsoft Corp.	40,266	5,487,048
Paycom Software, Inc. (a)	4,984	1,199,898
Salesforce.com, Inc. (a)	9,198	1,421,091
ServiceNow, Inc. (a)	4,428	1,228,283
The Trade Desk, Inc. Class A (a)	4,432	1,166,990
Workday, Inc. Class A (a)	5,487	1,097,290

		13,971,158

TOTAL INFORMATION TECHNOLOGY		27,681,290

MATERIALS – 2.7%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	1,883	429,832
Ecolab, Inc.	2,148	433,316
Ingevity Corp. (a)	2,123	209,201
Linde PLC	3,437	657,429
PPG Industries, Inc.	2,709	318,010
The Mosaic Co.	9,407	236,962
The Sherwin-Williams Co.	785	402,736

		2,687,486

Containers & Packaging – 0.5%
Ball Corp.	4,744	339,101
Crown Holdings, Inc. (a)	3,965	253,800

		592,901

TOTAL MATERIALS		3,280,387

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
American Tower Corp.	2,619	554,233
Apartment Investment & Management Co. Class A	3,645	180,573
AvalonBay Communities, Inc.	1,322	276,020
Crown Castle International Corp.	2,948	392,851

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity® Momentum Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Equity Residential	3,490	$275,326
Essex Property Trust, Inc.	794	239,963
HCP, Inc.	6,828	218,018
Medical Properties Trust, Inc.	9,918	173,565
National Retail Properties, Inc.	3,448	180,124
Omega Healthcare Investors, Inc.	4,998	181,427
Prologis, Inc.	4,599	370,725
Realty Income Corp.	3,376	233,653
Simon Property Group, Inc.	2,137	346,621
STORE Capital Corp.	5,219	178,542
UDR, Inc.	4,479	206,303
Ventas, Inc.	3,896	262,162
Welltower, Inc.	3,585	297,985

TOTAL REAL ESTATE		4,568,091

UTILITIES – 3.1%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	4,851	425,966
Duke Energy Corp.	5,675	492,136
Exelon Corp.	8,814	397,159
FirstEnergy Corp.	7,700	338,569
NextEra Energy, Inc.	3,229	668,952

		2,322,782

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	16,496	276,968

Multi-Utilities – 1.0%
Ameren Corp.	4,262	322,591
Dominion Energy, Inc.	6,429	477,610
WEC Energy Group, Inc.	4,344	371,238

		1,171,439

TOTAL UTILITIES		3,771,189

TOTAL COMMON STOCKS (Cost $109,572,090)		121,520,734

Money Market Funds – 0.6%

	Shares	Value
Fidelity Cash Central Fund, 2.43% (c)	156,049	$156,080
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	596,042	596,101

TOTAL MONEY MARKET FUNDS (Cost $752,184)		752,181

TOTAL INVESTMENT IN SECURITIES – 100.4% (Cost $110,324,274)		122,272,915

NET OTHER ASSETS (LIABILITIES) – (0.4%)		(536,604)

NET ASSETS – 100.0%		$121,736,311

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	1	September 2019	$149,115	$(285)	$(285)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,540

Fidelity Securities Lending Cash Central Fund	770

Total	$3,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$11,861,517	$11,861,517	$—	$—

Consumer Discretionary	12,684,510	12,684,510	—	—

Consumer Staples	8,394,753	8,394,753	—	—

Energy	5,359,457	5,359,457	—	—

Financials	16,399,128	16,399,128	—	—

Health Care	16,121,449	16,121,449	—	—

Industrials	11,398,963	11,398,963	—	—

Information Technology	27,681,290	27,681,290	—	—

Materials	3,280,387	3,280,387	—	—

Real Estate	4,568,091	4,568,091	—	—

Utilities	3,771,189	3,771,189	—	—

Money Market Funds	752,181	752,181	—	—

Total Investments in Securities:	$122,272,915	$122,272,915	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(285)	$(285)	$—	$—

Total Liabilities	$(285)	$(285)	$—	$—

Total Derivative Instruments:	$(285)	$(285)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(285)

Total Equity Risk	0	(285)

Total Value of Derivatives	$0	$(285)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity® Quality Factor ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	34,369	$1,899,575

Entertainment – 1.7%
Electronic Arts, Inc. (a)	8,161	754,892
The Walt Disney Co.	13,884	1,985,551

		2,740,443

Interactive Media & Services – 5.1%
Alphabet, Inc. Class A (a)	3,993	4,864,272
Facebook, Inc. Class A (a)	17,320	3,364,064

		8,228,336

Media – 2.0%
Comcast Corp. Class A	42,559	1,837,272
Liberty Global PLC Class A (a)	28,874	770,070
Sirius XM Holdings, Inc.	111,817	699,974

		3,307,316

TOTAL COMMUNICATION SERVICES		16,175,670

CONSUMER DISCRETIONARY – 10.0%
Hotels, Restaurants & Leisure – 4.0%
Las Vegas Sands Corp.	18,264	1,103,876
McDonald’s Corp.	9,638	2,030,919
Starbucks Corp.	20,919	1,980,820
Yum! Brands, Inc.	11,792	1,326,836

		6,442,451

Internet & Direct Marketing Retail – 1.0%
Booking Holdings, Inc. (a)	782	1,475,329
Stamps.com, Inc. (a)	5,131	245,005

		1,720,334

Specialty Retail – 4.0%
O’Reilly Automotive, Inc. (a)	3,187	1,213,482
Ross Stores, Inc.	12,334	1,307,774
The Home Depot, Inc.	11,682	2,496,327
The TJX Cos., Inc.	25,889	1,412,504

		6,430,087

Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	18,763	1,614,181

TOTAL CONSUMER DISCRETIONARY		16,207,053

CONSUMER STAPLES – 6.6%
Beverages – 1.6%
Monster Beverage Corp. (a)	12,703	818,962
The Coca-Cola Co.	34,668	1,824,577

		2,643,539

Household Products – 3.2%
Colgate-Palmolive Co.	14,210	1,019,426
Kimberly-Clark Corp.	7,334	994,857
The Clorox Co.	4,746	771,700
The Procter & Gamble Co.	20,655	2,438,116

		5,224,099

	Shares	Value
Personal Products – 0.3%
Herbalife Nutrition Ltd. (a)	10,546	$432,597

Tobacco – 1.5%
Altria Group, Inc.	22,830	1,074,608
Philip Morris International, Inc.	16,582	1,386,421

		2,461,029

TOTAL CONSUMER STAPLES		10,761,264

ENERGY – 4.5%
Energy Equipment & Services – 0.6%
Core Laboratories N.V.	5,595	280,701
Schlumberger Ltd.	16,204	647,674

		928,375

Oil, Gas & Consumable Fuels – 3.9%
Chevron Corp.	14,508	1,786,080
ConocoPhillips	12,062	712,623
Exxon Mobil Corp.	30,189	2,244,854
Kinder Morgan, Inc.	30,966	638,519
Marathon Petroleum Corp.	9,355	527,528
Occidental Petroleum Corp.	9,902	508,567

		6,418,171

TOTAL ENERGY		7,346,546

FINANCIALS – 14.3%
Banks – 3.6%
East West Bancorp, Inc.	25,342	1,216,669
SVB Financial Group (a)	5,592	1,297,176
US Bancorp	32,991	1,885,436
Western Alliance Bancorp (a)	28,399	1,404,047

		5,803,328

Capital Markets – 6.2%
CME Group, Inc.	8,835	1,717,701
FactSet Research Systems, Inc.	5,856	1,623,869
Interactive Brokers Group, Inc. Class A	24,879	1,275,297
Moody’s Corp.	8,746	1,874,617
S&P Global, Inc.	7,922	1,940,494
SEI Investments Co.	26,705	1,591,351

		10,023,329

Consumer Finance – 2.1%
Discover Financial Services	20,316	1,823,158
Synchrony Financial	44,791	1,607,101

		3,430,259

Mortgage Real Estate Investment Trusts (REITs) – 0.7%
AGNC Investment Corp.	71,856	1,231,612

Thrifts & Mortgage Finance – 1.7%
Essent Group Ltd. (a)	31,582	1,457,825
MGIC Investment Corp. (a)	100,861	1,296,064

		2,753,889

TOTAL FINANCIALS		23,242,417

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Common Stocks – continued

	Shares	Value
HEALTH CARE – 13.0%
Biotechnology – 4.8%
AbbVie, Inc.	25,204	$1,679,090
Amgen, Inc.	10,784	2,012,079
Biogen, Inc. (a)	5,123	1,218,352
Gilead Sciences, Inc.	26,399	1,729,663
Regeneron Pharmaceuticals, Inc. (a)	3,537	1,077,936

		7,717,120

Health Care Equipment & Supplies – 1.2%
IDEXX Laboratories, Inc. (a)	6,727	1,897,350

Life Sciences Tools & Services – 1.0%
Mettler-Toledo International, Inc. (a)	2,228	1,686,039

Pharmaceuticals – 6.0%
Eli Lilly & Co.	16,541	1,802,142
Johnson & Johnson	25,573	3,330,116
Pfizer, Inc.	64,996	2,524,445
Zoetis, Inc.	18,192	2,090,079

		9,746,782

TOTAL HEALTH CARE		21,047,291

INDUSTRIALS – 8.9%
Aerospace & Defense – 2.0%
Lockheed Martin Corp.	4,127	1,494,675
The Boeing Co.	5,071	1,730,124

		3,224,799

Commercial Services & Supplies – 0.5%
Rollins, Inc.	21,721	728,305

Electrical Equipment – 0.5%
Rockwell Automation, Inc.	5,276	848,275

Industrial Conglomerates – 1.8%
3M Co.	7,214	1,260,430
Honeywell International, Inc.	9,755	1,682,347

		2,942,777

Machinery – 1.7%
Allison Transmission Holdings, Inc.	16,657	765,389
Graco, Inc.	18,887	908,087
Illinois Tool Works, Inc.	7,380	1,138,218

		2,811,694

Professional Services – 0.7%
Verisk Analytics, Inc.	7,577	1,149,583

Road & Rail – 1.7%
CSX Corp.	16,483	1,160,403
Union Pacific Corp.	9,144	1,645,463

		2,805,866

TOTAL INDUSTRIALS		14,511,299

INFORMATION TECHNOLOGY – 23.0%
Communications Equipment – 1.5%
Cisco Systems, Inc.	42,228	2,339,431

	Shares	Value
IT Services – 5.6%
Accenture PLC Class A	8,719	$1,679,105
Mastercard, Inc. Class A	8,950	2,436,816
Paychex, Inc.	12,758	1,059,552
VeriSign, Inc. (a)	5,173	1,091,969
Visa, Inc. Class A	16,217	2,886,626

		9,154,068

Semiconductors & Semiconductor Equipment – 4.9%
Broadcom, Inc.	5,255	1,523,897
Intel Corp.	43,549	2,201,402
KLA Corp.	8,121	1,107,055
NVIDIA Corp.	8,900	1,501,608
Texas Instruments, Inc.	13,263	1,658,008

		7,991,970

Software – 7.0%
Adobe, Inc. (a)	5,917	1,768,354
Check Point Software Technologies Ltd. (a)	7,621	853,171
Microsoft Corp.	51,259	6,985,064
Oracle Corp.	30,197	1,700,091

		11,306,680

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	30,641	6,527,759

TOTAL INFORMATION TECHNOLOGY		37,319,908

MATERIALS – 2.8%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	2,891	659,928
Celanese Corp.	3,607	404,597
Ecolab, Inc.	3,151	635,651
Linde PLC	4,856	928,856
LyondellBasell Industries N.V. Class A	4,911	411,002
Valvoline, Inc.	13,136	265,216

		3,305,250

Containers & Packaging – 0.2%
International Paper Co.	7,886	346,274

Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	31,092	343,878
Nucor Corp.	6,153	334,600
Steel Dynamics, Inc.	8,613	271,396

		949,874

TOTAL MATERIALS		4,601,398

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
American Tower Corp.	3,636	769,450
AvalonBay Communities, Inc.	1,801	376,031
Digital Realty Trust, Inc.	2,998	342,851
EPR Properties	3,106	231,180
Equity Residential	4,811	379,540

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity® Quality Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Essex Property Trust, Inc.	1,129	$341,206
Extra Space Storage, Inc.	2,710	304,577
Federal Realty Investment Trust	1,962	259,004
Gaming and Leisure Properties, Inc.	6,405	241,532
National Retail Properties, Inc.	4,636	242,185
Omega Healthcare Investors, Inc.	6,001	217,836
Prologis, Inc.	6,477	522,111
Public Storage	1,774	430,656
Realty Income Corp.	4,540	314,213
Simon Property Group, Inc.	2,830	459,026
STORE Capital Corp.	7,146	244,465
UDR, Inc.	6,061	279,170

TOTAL REAL ESTATE		5,955,033

UTILITIES – 3.0%
Electric Utilities – 1.6%
Exelon Corp.	13,645	614,844
IDACORP, Inc.	4,261	434,878
NextEra Energy, Inc.	4,898	1,014,718
OGE Energy Corp.	10,603	455,399

		2,519,839

Gas Utilities – 0.2%
UGI Corp.	7,795	398,246

Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	27,472	461,255
NRG Energy, Inc.	11,111	379,329

		840,584

	Shares	Value
CenterPoint Energy, Inc.	15,406	$446,928
WEC Energy Group, Inc.	7,112	607,792

		1,054,720

TOTAL UTILITIES		4,813,389

TOTAL COMMON STOCKS (Cost $152,897,880)		161,981,268

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.43% (b) (Cost $152,925)	152,894	152,925

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $153,050,805)		162,134,193

NET OTHER ASSETS (LIABILITIES) – 0.1%		147,337

NET ASSETS – 100.0%		$162,281,530

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contract

CME E-mini S&P 500 Index Future Contracts	1	September 2019	$149,115	$(287)	$(287)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$3,044

Fidelity Securities Lending Cash Central Fund	11,405

Total	$14,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$16,175,670	$16,175,670	$—	$—

Consumer Discretionary	16,207,053	16,207,053	—	—

Consumer Staples	10,761,264	10,761,264	—	—

Energy	7,346,546	7,346,546	—	—

Financials	23,242,417	23,242,417	—	—

Health Care	21,047,291	21,047,291	—	—

Industrials	14,511,299	14,511,299	—	—

Information Technology	37,319,908	37,319,908	—	—

Materials	4,601,398	4,601,398	—	—

Real Estate	5,955,033	5,955,033	—	—

Utilities	4,813,389	4,813,389	—	—

Money Market Funds	152,925	152,925	—	—

Total Investments in Securities:	$162,134,193	$162,134,193	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(287)	$(287)	$—	$—

Total Liabilities	$(287)	$(287)	$—	$—

Total Derivative Instruments:	$(287)	$(287)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(287)

Total Equity Risk	0	(287)

Total Value of Derivatives	$0	$(287)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity® Small-Mid Factor ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 0.6%
ATN International, Inc.	114	$6,415
Bandwidth, Inc. Class A (a)	162	12,069
Cogent Communications Holdings, Inc.	217	13,673
Vonage Holdings Corp. (a)	1,160	14,384

		46,541

Entertainment – 0.6%
Cinemark Holdings, Inc.	357	14,251
Live Nation Entertainment, Inc. (a)	377	27,167
The Marcus Corp.	191	6,683

		48,101

Interactive Media & Services – 0.4%
Match Group, Inc.	224	16,865
TripAdvisor, Inc. (a)	305	13,466

		30,331

Media – 2.0%
AMC Networks, Inc. Class A (a)	190	10,142
Cable One, Inc.	17	20,685
DISH Network Corp. Class A (a)	636	21,535
Gannett Co., Inc.	835	8,559
MSG Networks, Inc. Class A (a)	415	7,881
National CineMedia, Inc.	1,137	8,095
Nexstar Media Group, Inc. Class A	165	16,792
Scholastic Corp.	216	7,381
Sinclair Broadcast Group, Inc. Class A	353	17,738
Sirius XM Holdings, Inc.	3,491	21,854
TEGNA, Inc.	972	14,765

		155,427

Wireless Telecommunication Services – 0.4%
Shenandoah Telecommunications Co.	228	8,974
Telephone & Data Systems, Inc.	360	11,642
United States Cellular Corp. (a)	147	7,040

		27,656

TOTAL COMMUNICATION SERVICES		308,056

CONSUMER DISCRETIONARY – 12.6%
Auto Components – 0.6%
Dorman Products, Inc. (a)	127	9,129
Fox Factory Holding Corp. (a)	177	14,174
Gentex Corp.	776	21,278

		44,581

Automobiles – 0.2%
Harley-Davidson, Inc.	467	16,709

Distributors – 0.3%
Pool Corp.	116	21,967

Diversified Consumer Services – 1.6%
Adtalem Global Education, Inc. (a)	237	11,227
American Public Education, Inc. (a)	250	8,255
Bright Horizons Family Solutions, Inc. (a)	161	24,483

	Shares	Value
Graham Holdings Co. Class B	18	$13,369
Grand Canyon Education, Inc. (a)	156	16,968
H&R Block, Inc.	641	17,749
K12, Inc. (a)	275	8,209
Service Corp. International	473	21,824

		122,084

Hotels, Restaurants & Leisure – 3.7%
BJ’s Restaurants, Inc.	170	6,749
Bloomin’ Brands, Inc.	516	8,787
Brinker International, Inc.	229	9,126
Choice Hotels International, Inc.	144	12,357
Churchill Downs, Inc.	135	16,153
Cracker Barrel Old Country Store, Inc.	82	14,244
Dave & Buster’s Entertainment, Inc.	197	8,008
Denny’s Corp. (a)	478	10,798
Dine Brands Global, Inc.	117	9,605
Dunkin’ Brands Group, Inc.	243	19,479
Extended Stay America, Inc.	719	12,022
Hyatt Hotels Corp. Class A	168	12,995
Jack in the Box, Inc.	127	9,122
Planet Fitness, Inc., Class A (a)	270	21,238
Ruth’s Hospitality Group, Inc.	337	7,505
Six Flags Entertainment Corp.	234	12,362
Texas Roadhouse, Inc. Class A	226	12,482
The Cheesecake Factory, Inc.	219	9,434
Vail Resorts, Inc.	107	26,378
Wendy’s Co.	708	12,878
Wingstop, Inc.	151	14,434
Wyndham Destinations, Inc.	329	15,483

		281,639

Household Durables – 1.3%
Garmin Ltd.	309	24,284
Helen of Troy Ltd. (a)	103	15,273
La-Z-Boy, Inc.	302	9,963
Leggett & Platt, Inc.	393	15,708
PulteGroup, Inc.	695	21,900
Toll Brothers, Inc.	420	15,107

		102,235

Internet & Direct Marketing Retail – 0.1%
Stamps.com, Inc. (a)	66	3,152

Leisure Products – 0.2%
American Outdoor Brands Corp. (a)	641	6,179
Sturm, Ruger & Co., Inc.	150	8,475

		14,654

Multiline Retail – 0.5%
Dillard’s, Inc. Class A	131	9,534
Macy’s, Inc.	792	18,002
Nordstrom, Inc.	340	11,258

		38,794

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Common Stocks – continued

	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 2.8%
Aarons, Inc. Class A	252	$15,889
Abercrombie & Fitch Co. Class A	423	8,007
American Eagle Outfitters, Inc.	612	10,826
Bed Bath & Beyond, Inc.	673	6,535
Caleres, Inc.	298	5,596
Designer Brands, Inc. Class A	363	6,672
Dick’s Sporting Goods, Inc.	315	11,709
Five Below, Inc. (a)	152	17,854
Foot Locker, Inc.	322	13,221
GameStop Corp. Class A	750	3,015
Gap, Inc.	633	12,344
Monro, Inc.	150	12,631
Murphy USA, Inc. (a)	142	12,547
Rent-A-Center, Inc. (a)	454	12,272
Sally Beauty Holdings, Inc. (a)	594	8,162
Shoe Carnival, Inc.	195	4,949
The Buckle, Inc.	426	8,669
The Cato Corp. Class A	480	6,898
The Children’s Place Retail Stores, Inc.	96	9,376
Urban Outfitters, Inc. (a)	340	8,095
Williams-Sonoma, Inc.	263	17,537

		212,804

Textiles, Apparel & Luxury Goods – 1.3%
Capri Holdings Ltd. (a)	422	15,019
Columbia Sportswear Co.	125	13,248
Crocs, Inc. (a)	345	7,883
Deckers Outdoor Corp. (a)	103	16,097
Fossil Group, Inc. (a)	465	5,134
Movado Group, Inc.	237	6,240
Ralph Lauren Corp.	154	16,051
Steven Madden Ltd.	343	11,837
Wolverine World Wide, Inc.	359	9,747

		101,256

TOTAL CONSUMER DISCRETIONARY		959,875

CONSUMER STAPLES – 3.1%
Beverages – 0.5%
Brown-Forman Corp. Class B	418	22,911
The Boston Beer Co., Inc. Class A (a)	39	15,300

		38,211

Food & Staples Retailing – 0.3%
US Foods Holding Corp. (a)	562	19,878
Weis Markets, Inc.	147	5,358

		25,236

Food Products – 1.5%
Cal-Maine Foods, Inc.	193	7,675
Campbell Soup Co.	508	21,001
Flowers Foods, Inc.	621	14,718

	Shares	Value
Ingredion, Inc.	185	$14,299
J&J Snack Foods Corp.	65	12,079
Lancaster Colony Corp.	72	11,219
Post Holdings, Inc. (a)	182	19,514
The Simply Good Foods Co. (a)	387	10,538

		111,043

Household Products – 0.3%
Energizer Holdings, Inc.	235	9,889
WD-40 Co.	57	10,349

		20,238

Personal Products – 0.4%
Herbalife Nutrition Ltd. (a)	285	11,691
Medifast, Inc.	67	7,481
Natural Health Trends Corp.	373	2,801
Nu Skin Enterprises, Inc. Class A	186	7,436
USANA Health Sciences, Inc. (a)	75	5,104

		34,513

Tobacco – 0.1%
Universal Corp.	145	8,627

TOTAL CONSUMER STAPLES		237,868

ENERGY – 3.0%
Energy Equipment & Services – 0.6%
Cactus, Inc. Class A (a)	326	9,575
Core Laboratories N.V.	206	10,335
FTS International, Inc. (a)	1,102	4,375
Helmerich & Payne, Inc.	345	17,139
Matrix Service Co. (a)	445	8,175

		49,599

Oil, Gas & Consumable Fuels – 2.4%
Arch Coal, Inc. Class A	129	11,502
CNX Resources Corp. (a)	1,069	8,787
CONSOL Energy, Inc. (a)	286	6,146
Continental Resources, Inc. (a)	337	12,526
CVR Energy, Inc.	264	14,010
Delek US Holdings, Inc.	396	17,060
Equitrans Midstream Corp.	771	12,791
Evolution Petroleum Corp.	1,197	7,302
Magnolia Oil & Gas Corp. Class A (a)	858	9,592
Murphy Oil Corp.	595	14,304
Overseas Shipholding Group, Inc.
Class A (a)	4,767	9,296
PBF Energy, Inc. Class A	446	12,457
Peabody Energy Corp.	375	7,897
Renewable Energy Group, Inc. (a)	359	4,879
REX American Resources Corp. (a)	126	9,400
Southwestern Energy Co. (a)	2,950	6,490
World Fuel Services Corp.	461	17,997

		182,436

TOTAL ENERGY		232,035

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity® Small-Mid Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
FINANCIALS – 16.2%
Banks – 4.8%
Associated Banc-Corp	631	$13,674
Bank of Hawaii Corp.	167	14,237
Bank of Marin Bancorp	197	8,613
Banner Corp.	190	11,259
Cadence BanCorp	611	10,472
Cathay General Bancorp	337	12,543
City Holding Co.	132	10,223
Commerce Bancshares, Inc.	298	18,127
Community Trust Bancorp, Inc.	213	9,008
East West Bancorp, Inc.	404	19,396
First BanCorp	1,064	11,449
First Citizens BancShares, Inc. Class A	34	15,879
First Financial Bankshares, Inc.	478	15,654
First Financial Corp.	198	8,595
First Midwest Bancorp, Inc.	527	11,399
Fulton Financial Corp.	766	13,022
Glacier Bancorp, Inc.	321	13,453
Great Southern Bancorp, Inc.	163	9,773
Independent Bank Corp./MI	371	8,066
NBT Bancorp, Inc.	281	10,875
OFG Bancorp	452	10,229
Old National Bancorp	726	12,785
Popular, Inc.	312	17,959
S&T Bancorp, Inc.	252	9,594
Simmons First National Corp. Class A	462	11,896
Synovus Financial Corp.	501	19,123
Webster Financial Corp.	298	15,198
WesBanco, Inc.	276	10,096
Wintrust Financial Corp.	203	14,523

		367,120

Capital Markets – 1.8%
FactSet Research Systems, Inc.	101	28,007
Federated Investors, Inc. Class B	450	15,637
Hamilton Lane, Inc. Class A	233	13,677
Interactive Brokers Group, Inc. Class A	279	14,302
MarketAxess Holdings, Inc.	101	34,041
Morningstar, Inc.	91	13,830
Virtu Financial, Inc. Class A	400	8,672
Waddell & Reed Financial, Inc. Class A	567	9,923

		138,089

Consumer Finance – 0.4%
Credit Acceptance Corp. (a)	40	19,121
Green Dot Corp. Class A (a)	182	9,226

		28,347

Diversified Financial Services – 0.1%
FGL Holdings	1,236	10,073

	Shares	Value
Insurance – 6.1%
American Equity Investment Life Holding Co.	392	$10,114
American Financial Group, Inc.	201	20,578
American National Insurance Co.	68	8,229
AMERISAFE, Inc.	158	10,280
Argo Group International Holdings Ltd.	171	11,703
Assurant, Inc.	168	19,045
Assured Guaranty Ltd.	366	15,991
Athene Holding Ltd. Class A (a)	397	16,221
Axis Capital Holdings Ltd.	286	18,210
Brown & Brown, Inc.	685	24,612
Employers Holdings, Inc.	230	10,097
Erie Indemnity Co. Class A	85	18,935
FBL Financial Group, Inc. Class A	121	7,587
First American Financial Corp.	344	19,890
Genworth Financial, Inc. Class A (a)	2,405	9,596
HCI Group, Inc.	168	6,735
James River Group Holdings Ltd.	242	11,575
Kemper Corp.	206	18,132
Kinsale Capital Group, Inc.	161	14,467
Mercury General Corp.	189	10,718
National General Holdings Corp.	414	10,238
National Western Life Group, Inc. Class A	28	7,532
Old Republic International Corp.	866	19,753
Primerica, Inc.	141	17,299
RenaissanceRe Holdings Ltd.	125	22,644
RLI Corp.	180	16,223
Safety Insurance Group, Inc.	114	11,247
Selective Insurance Group, Inc.	225	16,920
The Hanover Insurance Group, Inc.	139	18,030
United Fire Group, Inc.	177	9,252
Universal Insurance Holdings, Inc.	250	6,203
WR Berkley Corp.	400	27,756

		465,812

Mortgage Real Estate Investment Trusts (REITs) – 2.3%
AG Mortgage Investment Trust, Inc.	474	7,755
Anworth Mortgage Asset Corp.	1,764	6,791
Apollo Commercial Real Estate Finance, Inc.	600	11,292
Arbor Realty Trust, Inc.	733	8,935
Ares Commercial Real Estate Corp.	556	8,435
Blackstone Mortgage Trust, Inc. Class A	429	15,238
Cherry Hill Mortgage Investment Corp.	411	6,366
Chimera Investment Corp.	710	13,689
Granite Point Mortgage Trust, Inc.	452	8,633
KKR Real Estate Finance Trust, Inc.	407	8,152
Ladder Capital Corp.	585	9,846
MFA Financial, Inc.	1,827	13,118
New York Mortgage Trust, Inc.	1,469	8,976

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
Starwood Property Trust, Inc.	825	$19,165
TPG RE Finance Trust, Inc.	432	8,532
Two Harbors Investment Corp.	941	12,666
Western Asset Mortgage Capital Corp.	853	8,666

		176,255

Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd. (a)	356	16,433
Northwest Bancshares, Inc.	606	10,393
OceanFirst Financial Corp.	391	9,541
Oritani Financial Corp.	502	9,086
United Financial Bancorp, Inc.	586	8,403

		53,856

TOTAL FINANCIALS		1,239,552

HEALTH CARE – 12.2%
Biotechnology – 1.2%
BioSpecifics Technologies Corp. (a)	117	6,798
Emergent BioSolutions, Inc. (a)	192	8,475
Genomic Health, Inc. (a)	129	9,413
Ligand Pharmaceuticals, Inc. (a)	97	8,876
Myriad Genetics, Inc. (a)	382	11,131
PDL BioPharma, Inc. (a)	2,467	7,105
REGENXBIO, Inc. (a)	214	9,504
Repligen Corp. (a)	192	18,123
United Therapeutics Corp. (a)	138	10,935
Vanda Pharmaceuticals, Inc. (a)	353	4,395

		94,755

Health Care Equipment & Supplies – 3.6%
AngioDynamics, Inc. (a)	400	8,152
AtriCure, Inc. (a)	292	9,367
Atrion Corp.	12	9,234
CONMED Corp.	147	12,840
CryoLife, Inc. (a)	313	9,021
Globus Medical, Inc. Class A (a)	289	13,173
Haemonetics Corp. (a)	163	19,899
Hill-Rom Holdings, Inc.	189	20,155
ICU Medical, Inc. (a)	58	14,758
Integer Holdings Corp. (a)	139	12,167
Integra LifeSciences Holdings Corp. (a)	274	17,369
LivaNova PLC (a)	163	12,559
Masimo Corp. (a)	143	22,573
Meridian Bioscience, Inc.	505	6,035
Merit Medical Systems, Inc. (a)	220	8,681
Mesa Laboratories, Inc.	33	8,305
Natus Medical, Inc. (a)	269	8,358
Neogen Corp. (a)	207	14,780
NuVasive, Inc. (a)	232	15,451
Surmodics, Inc. (a)	145	6,046

	Shares	Value
West Pharmaceutical Services, Inc.	196	$26,905

		275,828

Health Care Providers & Services – 3.3%
Acadia Healthcare Co., Inc. (a)	412	13,159
Addus HomeCare Corp. (a)	134	10,799
Amedisys, Inc. (a)	105	14,478
AMN Healthcare Services, Inc. (a)	190	10,142
BioTelemetry, Inc. (a)	157	7,371
Chemed Corp.	52	21,080
CorVel Corp. (a)	128	10,906
DaVita, Inc. (a)	350	20,948
Encompass Health Corp.	282	18,003
HealthEquity, Inc. (a)	210	17,216
LHC Group, Inc. (a)	119	15,063
MEDNAX, Inc. (a)	357	8,771
Molina Healthcare, Inc. (a)	164	21,776
National HealthCare Corp.	105	9,198
Patterson Cos., Inc.	459	9,088
Premier, Inc. Class A (a)	272	10,540
The Ensign Group, Inc.	249	15,005
Tivity Health, Inc. (a)	390	6,806
US Physical Therapy, Inc.	89	11,488

		251,837

Health Care Technology – 0.9%
HealthStream, Inc. (a)	322	9,093
HMS Holdings Corp. (a)	381	13,297
Medidata Solutions, Inc. (a)	207	18,914
NextGen Healthcare, Inc. (a)	484	7,918
Omnicell, Inc. (a)	178	13,387
Vocera Communications, Inc. (a)	228	5,853

		68,462

Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	64	20,154
Bio-Techne Corp.	107	22,486
Bruker Corp.	380	18,183
Charles River Laboratories International, Inc. (a)	143	19,239
Codexis, Inc. (a)	460	8,450
Luminex Corp.	328	7,127
Medpace Holdings, Inc. (a)	156	12,287
NeoGenomics, Inc. (a)	588	14,330
PRA Health Sciences, Inc. (a)	171	17,085

		139,341

Pharmaceuticals – 1.4%
Catalent, Inc. (a)	449	25,364
Horizon Therapeutics PLC (a)	626	15,581
Jazz Pharmaceuticals PLC (a)	163	22,719
Pacira BioSciences, Inc. (a)	244	10,709
Phibro Animal Health Corp. Class A	261	8,125
Prestige Consumer Healthcare, Inc. (a)	343	11,868

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity® Small-Mid Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Supernus Pharmaceuticals, Inc. (a)	276	$9,210

		103,576

TOTAL HEALTH CARE		933,799

INDUSTRIALS – 16.2%
Aerospace & Defense – 1.5%
Axon Enterprise, Inc. (a)	221	15,519
Curtiss-Wright Corp.	131	16,625
HEICO Corp. Class A	301	31,722
Hexcel Corp.	240	19,622
National Presto Industries, Inc.	58	5,334
Teledyne Technologies, Inc. (a)	91	26,507

		115,329

Air Freight & Logistics – 0.1%
Forward Air Corp.	153	9,639

Airlines – 0.7%
Alaska Air Group, Inc.	313	19,832
Hawaiian Holdings, Inc.	273	7,095
JetBlue Airways Corp. (a)	868	16,692
Spirit Airlines, Inc. (a)	224	9,504

		53,123

Building Products – 2.1%
AAON, Inc.	232	11,786
Advanced Drainage Systems, Inc.	307	10,109
Allegion PLC	238	24,642
AO Smith Corp.	381	17,316
Apogee Enterprises, Inc.	223	9,045
Armstrong World Industries, Inc.	177	17,295
Continental Building Products, Inc. (a)	293	7,202
CSW Industrials, Inc.	142	10,027
Lennox International, Inc.	91	23,340
Simpson Manufacturing Co., Inc.	171	10,561
Trex Co., Inc. (a)	191	15,614

		156,937

Commercial Services & Supplies – 2.0%
Brady Corp. Class A	220	11,381
Deluxe Corp.	211	9,415
Ennis, Inc.	347	7,054
Herman Miller, Inc.	280	12,695
IAA, Inc. (a)	355	16,596
KAR Auction Services, Inc.	351	9,386
McGrath RentCorp	162	11,034
MSA Safety, Inc.	121	12,747
Rollins, Inc.	424	14,217
Steelcase, Inc. Class A	516	8,726
Tetra Tech, Inc.	207	16,394
UniFirst Corp.	71	13,978

	Shares	Value
US Ecology, Inc.	132	$8,399

		152,022

Construction & Engineering – 1.0%
Arcosa, Inc.	290	10,875
Comfort Systems USA, Inc.	191	8,022
EMCOR Group, Inc.	193	16,287
Great Lakes Dredge & Dock Corp. (a)	958	10,280
Jacobs Engineering Group, Inc.	306	25,248
MYR Group, Inc. (a)	225	8,127

		78,839

Electrical Equipment – 1.4%
Acuity Brands, Inc.	120	16,106
EnerSys	146	9,944
Generac Holdings, Inc. (a)	222	16,051
Hubbell, Inc.	151	19,612
nVent Electric PLC	532	13,188
Regal-Beloit Corp.	153	12,182
Sensata Technologies Holding PLC (a)	418	19,826

		106,909

Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	161	23,218
Raven Industries, Inc.	226	8,190

		31,408

Machinery – 3.9%
Allison Transmission Holdings, Inc.	333	15,301
Barnes Group, Inc.	184	9,575
Crane Co.	163	13,643
Donaldson Co., Inc.	351	17,532
ESCO Technologies, Inc.	138	11,531
Federal Signal Corp.	376	11,712
Graco, Inc.	432	20,771
Hillenbrand, Inc.	252	8,490
ITT, Inc.	271	16,916
Lincoln Electric Holdings, Inc.	185	15,636
Lindsay Corp.	89	8,119
Nordson Corp.	139	19,691
Pentair PLC	431	16,727
RBC Bearings, Inc. (a)	87	14,154
The Gorman-Rupp Co.	207	6,877
The Greenbrier Cos., Inc.	198	5,724
The Toro Co.	288	20,972
Trimas Corp. (a)	285	8,547
WABCO Holdings, Inc. (a)	145	19,200
Wabtec Corp.	240	18,643
Woodward, Inc.	165	18,487

		298,248

Professional Services – 2.0%
Barrett Business Services, Inc.	108	9,450
BG Staffing, Inc.	249	4,138
CBIZ, Inc. (a)	404	9,441

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Professional Services – continued
Exponent, Inc.	213	$14,654
Forrester Research, Inc.	150	7,100
FTI Consulting, Inc. (a)	156	16,294
Heidrick & Struggles International, Inc.	213	6,326
Huron Consulting Group, Inc. (a)	162	9,877
ICF International, Inc.	124	10,564
Insperity, Inc.	123	13,081
Kforce, Inc.	223	7,602
Korn Ferry	231	9,074
ManpowerGroup, Inc.	186	16,991
Robert Half International, Inc.	309	18,667

		153,259

Road & Rail – 0.2%
Landstar System, Inc.	131	14,577

Trading Companies & Distributors – 0.9%
Applied Industrial Technologies, Inc.	169	10,282
HD Supply Holdings, Inc. (a)	468	18,959
Kaman Corp.	151	9,573
MSC Industrial Direct Co., Inc. Class A	151	10,728
Watsco, Inc.	98	15,937

		65,479

TOTAL INDUSTRIALS		1,235,769

INFORMATION TECHNOLOGY – 15.3%
Communications Equipment – 0.6%
Casa Systems, Inc. (a)	579	3,816
Ciena Corp. (a)	414	18,721
InterDigital, Inc.	145	9,342
Ubiquiti Networks, Inc.	90	11,586

		43,465

Electronic Equipment, Instruments & Components – 2.6%
Arrow Electronics, Inc. (a)	234	16,991
Avnet, Inc.	348	15,806
AVX Corp.	425	6,473
Badger Meter, Inc.	166	8,879
Dolby Laboratories, Inc. Class A	208	14,165
Fabrinet (a)	172	9,233
FLIR Systems, Inc.	372	18,473
Insight Enterprises, Inc. (a)	197	10,839
Jabil, Inc.	481	14,853
Littelfuse, Inc.	79	13,348
National Instruments Corp.	340	14,198
PC Connection, Inc.	207	6,771
Plexus Corp. (a)	166	9,912
Sanmina Corp. (a)	318	10,096
ScanSource, Inc. (a)	205	6,960
Tech Data Corp. (a)	131	13,276

	Shares	Value
Vishay Intertechnology, Inc.	551	$9,367

		199,640

IT Services – 5.1%
Alliance Data Systems Corp.	117	18,360
Amdocs Ltd.	361	23,100
Black Knight, Inc. (a)	377	23,872
Booz Allen Hamilton Holding Corp.	376	25,850
CACI International, Inc. Class A (a)	81	17,427
Cardtronics PLC Class A (a)	292	8,316
Cass Information Systems, Inc.	145	7,382
CoreLogic, Inc. (a)	313	14,263
EPAM Systems, Inc. (a)	134	25,968
Euronet Worldwide, Inc. (a)	145	22,607
EVERTEC, Inc.	330	10,567
ExlService Holdings, Inc. (a)	168	11,557
Genpact Ltd.	454	18,015
GreenSky, Inc. Class A (a)	624	7,132
ManTech International Corp. Class A	156	10,730
MAXIMUS, Inc.	202	14,849
NIC, Inc.	489	8,870
Perficient, Inc. (a)	301	10,285
Perspecta, Inc.	558	13,018
Sabre Corp.	757	17,797
Science Applications International Corp.	182	15,537
Sykes Enterprises, Inc. (a)	295	8,346
The Hackett Group, Inc.	389	6,387
The Western Union Co.	1,124	23,604
WEX, Inc. (a)	114	24,860

		388,699

Semiconductors & Semiconductor Equipment – 1.3%
Cabot Microelectronics Corp.	111	13,503
Cirrus Logic, Inc. (a)	270	13,243
Diodes, Inc. (a)	252	10,735
Kulicke & Soffa Industries, Inc.	395	8,939
Monolithic Power Systems, Inc.	117	17,335
NVE Corp.	72	4,840
Photronics, Inc. (a)	689	6,635
Semtech Corp. (a)	244	12,900
SolarEdge Technologies, Inc. (a)	216	14,090

		102,220

Software – 5.2%
ACI Worldwide, Inc. (a)	410	13,760
Alarm.com Holdings, Inc. (a)	158	7,886
Alteryx, Inc. Class A (a)	139	16,338
Aspen Technology, Inc. (a)	190	25,055
Blackbaud, Inc.	172	15,652
Bottomline Technologies de, Inc. (a)	183	7,703
CDK Global, Inc.	354	18,362
Cision Ltd. (a)	610	6,338
Cornerstone OnDemand, Inc. (a)	201	11,899
Fair Isaac Corp. (a)	79	27,446

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity® Small-Mid Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Five9, Inc. (a)	225	$11,108
Guidewire Software, Inc. (a)	215	21,947
j2 Global, Inc.	165	14,700
Manhattan Associates, Inc. (a)	242	20,568
MicroStrategy, Inc. Class A (a)	65	8,888
New Relic, Inc. (a)	141	13,137
Nuance Communications, Inc. (a)	889	14,793
Paycom Software, Inc. (a)	127	30,575
Progress Software Corp.	246	10,649
Qualys, Inc. (a)	130	11,253
RingCentral, Inc. Class A (a)	188	26,692
SPS Commerce, Inc. (a)	100	11,183
TiVo Corp.	773	5,859
Tyler Technologies, Inc. (a)	102	23,802
Verint Systems, Inc. (a)	241	13,947
Zix Corp. (a)	949	8,645

		398,185

Technology Hardware, Storage & Peripherals – 0.5%
Dell Technologies, Inc. Class C (a)	391	22,576
Xerox Corp.	584	18,747

		41,323

TOTAL INFORMATION TECHNOLOGY		1,173,532

MATERIALS – 5.1%
Chemicals – 2.3%
Balchem Corp.	129	13,240
Chase Corp.	72	7,458
FutureFuel Corp.	377	4,392
Hawkins, Inc.	164	7,162
Huntsman Corp.	660	13,563
Ingevity Corp. (a)	139	13,697
Innospec, Inc.	130	12,139
NewMarket Corp.	31	13,070
Quaker Chemical Corp.	53	9,932
RPM International, Inc.	340	23,062
Sensient Technologies Corp.	171	11,657
Stepan Co.	104	10,312
Valvoline, Inc.	609	12,296
Westlake Chemical Corp.	147	9,933
WR Grace & Co.	203	13,765

		175,678

Construction Materials – 0.2%
Eagle Materials, Inc.	169	13,990

Containers & Packaging – 0.9%
Amcor PLC (a)	1,446	15,328
Aptargroup, Inc.	173	20,936
Berry Plastics Group, Inc. (a)	356	16,038

	Shares	Value
Sonoco Products Co.	283	$16,988

		69,290

Metals & Mining – 1.3%
Alcoa Corp. (a)	532	11,964
Cleveland-Cliffs, Inc.	1,095	11,673
Reliance Steel & Aluminum Co.	198	19,790
Royal Gold, Inc.	186	21,288
Steel Dynamics, Inc.	574	18,087
Warrior Met Coal, Inc.	289	7,150
Worthington Industries, Inc.	233	9,371

		99,323

Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	500	13,070
Mercer International, Inc.	482	6,280
Resolute Forest Products, Inc.	945	5,765
Verso Corp. Class A (a)	306	4,951

		30,066

TOTAL MATERIALS		388,347

REAL ESTATE – 9.4%
Equity Real Estate Investment Trusts (REITs) – 9.3%
Acadia Realty Trust	329	9,235
Agree Realty Corp.	139	9,292
American Assets Trust, Inc.	187	8,677
American Campus Communities, Inc.	355	16,596
American Homes 4 Rent Class A	689	16,681
Apartment Investment & Management Co. Class A	368	18,231
Apple Hospitality REIT, Inc.	702	11,028
Brixmor Property Group, Inc.	831	15,772
CareTrust REIT, Inc.	382	8,874
Chesapeake Lodging Trust	292	8,021
CoreCivic, Inc.	471	7,993
CoreSite Realty Corp.	119	12,472
CubeSmart	502	17,043
Douglas Emmett, Inc.	425	17,348
EastGroup Properties, Inc.	114	13,735
EPR Properties	204	15,184
Equity Commonwealth	375	12,593
First Industrial Realty Trust, Inc.	382	14,589
Four Corners Property Trust, Inc.	302	8,136
Gaming and Leisure Properties, Inc.	497	18,742
Getty Realty Corp.	224	6,716
Healthcare Realty Trust, Inc.	384	12,280
Healthcare Trust of America, Inc. Class A	553	14,892
Highwoods Properties, Inc.	304	13,780
Hospitality Properties Trust	483	11,935
Industrial Logistics Properties Trust	359	7,675
Kilroy Realty Corp.	253	20,103
Kimco Realty Corp.	1,057	20,305

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Lamar Advertising Co. Class A	222	$17,964
Liberty Property Trust	373	19,508
Life Storage, Inc.	135	13,161
LTC Properties, Inc.	179	8,250
Medical Properties Trust, Inc.	939	16,433
National Health Investors, Inc.	138	10,954
National Retail Properties, Inc.	384	20,060
National Storage Affiliates Trust	281	8,511
Omega Healthcare Investors, Inc.	487	17,678
Park Hotels & Resorts, Inc.	533	14,077
Physicians Realty Trust	615	10,584
Preferred Apartment Communities, Inc. Class A	404	5,854
PS Business Parks, Inc.	71	12,425
Retail Opportunity Investments Corp.	504	9,143
Retail Properties of America, Inc. Class A	796	9,679
Rexford Industrial Realty, Inc.	320	13,248
RLJ Lodging Trust	588	10,161
RPT Realty	547	6,701
Sabra Health Care REIT, Inc.	570	11,765
Senior Housing Properties Trust	798	6,544
Spirit Realty Capital, Inc.	284	12,530
STORE Capital Corp.	499	17,071
Sunstone Hotel Investors, Inc.	770	10,172
Tanger Factory Outlet Centers, Inc.	397	6,304
Terreno Realty Corp.	232	11,336
VEREIT, Inc.	2,352	21,450
Weingarten Realty Investors	397	11,080
Xenia Hotels & Resorts, Inc.	476	10,201

		710,772

Real Estate Management & Development – 0.1%
The RMR Group, Inc. Class A	90	4,431

TOTAL REAL ESTATE		715,203

UTILITIES – 2.8%
Electric Utilities – 1.7%
ALLETE, Inc.	165	14,347

	Shares	Value
El Paso Electric Co.	180	$11,927
Hawaiian Electric Industries, Inc.	344	15,411
IDACORP, Inc.	146	14,901
MGE Energy, Inc.	149	11,048
OGE Energy Corp.	492	21,132
Otter Tail Corp.	187	9,982
PNM Resources, Inc.	275	13,659
Portland General Electric Co.	273	14,974

		127,381

Gas Utilities – 0.5%
New Jersey Resources Corp.	273	13,614
ONE Gas, Inc.	162	14,771
Spire, Inc.	160	13,186

		41,571

Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy, Inc. Class C	558	10,055

Multi-Utilities – 0.3%
Black Hills Corp.	178	14,089
NorthWestern Corp.	177	12,376

		26,465

Water Utilities – 0.2%
American States Water Co.	149	11,543

TOTAL UTILITIES		217,015

TOTAL COMMON STOCKS (Cost $7,454,356)		7,641,051

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $7,454,356)		7,641,051

NET OTHER ASSETS (LIABILITIES) – 0.1%		9,179

NET ASSETS – 100.0%		$7,650,230

Legend

(a)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity® Value Factor ETF

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	49,364	$1,680,844
Verizon Communications, Inc.	27,624	1,526,779

		3,207,623

Entertainment – 1.5%
The Walt Disney Co.	10,953	1,566,388
Viacom, Inc. Class B	15,279	463,718

		2,030,106

Interactive Media & Services – 5.0%
Alphabet, Inc. Class A (a)	3,339	4,067,570
Facebook, Inc. Class A (a)	14,257	2,769,137

		6,836,707

Media – 1.4%
Comcast Corp. Class A	33,591	1,450,123
Discovery, Inc. Class A (a)	16,441	498,327

		1,948,450

TOTAL COMMUNICATION SERVICES		14,022,886

CONSUMER DISCRETIONARY – 10.2%
Automobiles – 0.9%
Ford Motor Co.	129,633	1,235,403

Diversified Consumer Services – 0.9%
H&R Block, Inc.	42,215	1,168,933

Hotels, Restaurants & Leisure – 2.9%
Norwegian Cruise Line Holdings Ltd. (a)	19,937	985,685
Royal Caribbean Cruises Ltd.	8,913	1,036,939
Starbucks Corp.	20,444	1,935,842

		3,958,466

Household Durables – 1.6%
Lennar Corp. Class A	21,946	1,043,971
PulteGroup, Inc.	36,221	1,141,324

		2,185,295

Multiline Retail – 2.2%
Kohl’s Corp.	14,906	802,837
Macy’s, Inc.	38,342	871,514
Target Corp.	15,839	1,368,489

		3,042,840

Specialty Retail – 1.7%
The Home Depot, Inc.	10,935	2,336,700

TOTAL CONSUMER DISCRETIONARY		13,927,637

CONSUMER STAPLES – 6.3%
Food & Staples Retailing – 2.1%
The Kroger Co.	27,263	576,885
Walgreens Boots Alliance, Inc.	13,120	714,909
Walmart, Inc.	13,850	1,528,763

		2,820,557

	Shares	Value
Food Products – 1.6%
Archer-Daniels-Midland Co.	17,511	$719,352
Ingredion, Inc.	7,030	543,348
Tyson Foods, Inc. Class A	12,144	965,448

		2,228,148

Household Products – 0.8%
Kimberly-Clark Corp.	7,662	1,039,350

Tobacco – 1.8%
Altria Group, Inc.	22,795	1,072,961
Philip Morris International, Inc.	16,287	1,361,756

		2,434,717

TOTAL CONSUMER STAPLES		8,522,772

ENERGY – 4.7%
Oil, Gas & Consumable Fuels – 4.7%
Chevron Corp.	12,887	1,586,519
ConocoPhillips	10,963	647,694
Exxon Mobil Corp.	26,607	1,978,497
HollyFrontier Corp.	6,964	346,598
Marathon Petroleum Corp.	8,647	487,604
PBF Energy, Inc. Class A	10,095	281,953
Phillips 66	5,777	592,489
Valero Energy Corp.	6,021	513,290

TOTAL ENERGY		6,434,644

FINANCIALS – 14.0%
Banks – 6.4%
Bank of America Corp.	67,447	2,069,274
Citigroup, Inc.	21,814	1,552,284
Citizens Financial Group, Inc.	20,942	780,299
JPMorgan Chase & Co.	22,749	2,638,884
Wells Fargo & Co.	33,977	1,644,827

		8,685,568

Capital Markets – 0.7%
Morgan Stanley	21,422	954,564

Consumer Finance – 2.0%
Capital One Financial Corp.	10,244	946,751
Discover Financial Services	11,039	990,640
Synchrony Financial	24,247	869,982

		2,807,373

Diversified Financial Services – 2.5%
Berkshire Hathaway, Inc. Class B (a)	12,945	2,659,291
Voya Financial, Inc.	14,371	807,219

		3,466,510

Insurance – 1.8%
Athene Holding Ltd. Class A (a)	15,352	627,283
MetLife, Inc.	18,700	924,154
Prudential Financial, Inc.	8,917	903,381

		2,454,818

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – 0.6%
Radian Group, Inc.	33,860	$772,008

TOTAL FINANCIALS		19,140,841

HEALTH CARE – 12.4%
Biotechnology – 5.8%
AbbVie, Inc.	21,630	1,440,991
Amgen, Inc.	9,233	1,722,693
Biogen, Inc. (a)	4,380	1,041,652
Celgene Corp. (a)	16,346	1,501,543
Gilead Sciences, Inc.	22,635	1,483,045
United Therapeutics Corp. (a)	10,024	794,302

		7,984,226

Health Care Providers & Services – 2.9%
Cigna Corp.	7,497	1,273,890
CVS Health Corp.	23,710	1,324,678
McKesson Corp.	9,809	1,362,960

		3,961,528

Pharmaceuticals – 3.7%
Johnson & Johnson	21,954	2,858,850
Pfizer, Inc.	55,732	2,164,631

		5,023,481

TOTAL HEALTH CARE		16,969,235

INDUSTRIALS – 10.0%
Aerospace & Defense – 1.1%
United Technologies Corp.	11,179	1,493,514

Airlines – 3.0%
Delta Air Lines, Inc.	20,130	1,228,735
JetBlue Airways Corp. (a)	48,073	924,444
Southwest Airlines Co.	17,288	890,851
United Airlines Holdings, Inc. (a)	10,772	990,054

		4,034,084

Building Products – 0.7%
Owens Corning	16,619	963,902

Machinery – 3.1%
Caterpillar, Inc.	9,201	1,211,496
Cummins, Inc.	6,426	1,053,864
Oshkosh Corp.	11,519	962,643
PACCAR, Inc.	14,507	1,017,521

		4,245,524

Professional Services – 0.7%
ManpowerGroup, Inc.	10,940	999,369

Trading Companies & Distributors – 1.4%
AerCap Holdings N.V. (a)	18,332	999,644
United Rentals, Inc. (a)	7,122	901,289

		1,900,933

TOTAL INDUSTRIALS		13,637,326

	Shares	Value

INFORMATION TECHNOLOGY – 23.1%
Communications Equipment – 1.5%
Cisco Systems, Inc.	37,778	$2,092,901

Electronic Equipment, Instruments & Components – 0.6%
Tech Data Corp. (a)	7,785	788,932

IT Services – 7.4%
Accenture PLC Class A	7,956	1,532,167
Alliance Data Systems Corp.	4,331	679,621
Cognizant Technology Solutions Corp. Class A	13,323	867,860
DXC Technology Co.	12,745	710,789
International Business Machines Corp.	9,927	1,471,578
Mastercard, Inc. Class A	8,023	2,184,422
Visa, Inc. Class A	14,459	2,573,702

		10,020,139

Semiconductors & Semiconductor Equipment – 3.1%
Applied Materials, Inc.	23,592	1,164,737
Intel Corp.	38,930	1,967,912
Micron Technology, Inc. (a)	24,860	1,115,965

		4,248,614

Software – 5.6%
Microsoft Corp.	44,805	6,105,577
Oracle Corp.	27,337	1,539,073

		7,644,650

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	26,812	5,712,029
Western Digital Corp.	17,709	954,338

		6,666,367

TOTAL INFORMATION TECHNOLOGY		31,461,603

MATERIALS – 2.3%
Chemicals – 1.1%
Corteva, Inc.	5,303	156,439
Dow, Inc.	5,303	256,877
DuPont de Nemours, Inc.	5,311	383,242
Huntsman Corp.	12,388	254,573
LyondellBasell Industries N.V. Class A	4,450	372,421
The Chemours Co.	7,803	148,803

		1,572,355

Containers & Packaging – 0.4%
International Paper Co.	7,265	319,006
Westrock Co.	7,292	262,877

		581,883

Metals & Mining – 0.8%
Freeport-McMoRan, Inc.	28,388	313,971
Nucor Corp.	5,618	305,507
Steel Dynamics, Inc.	7,943	250,284

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Fidelity® Value Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
MATERIALS – continued
Metals & Mining – continued
United States Steel Corp.	11,868	$178,376

		1,048,138

TOTAL MATERIALS		3,202,376

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Apple Hospitality REIT, Inc.	14,245	223,789
Brixmor Property Group, Inc.	14,154	268,643
Hospitality Properties Trust	9,100	224,861
Host Hotels & Resorts, Inc.	15,621	271,649
Kimco Realty Corp.	14,838	285,038
Medical Properties Trust, Inc.	13,654	238,945
Park Hotels & Resorts, Inc.	8,185	216,166
Prologis, Inc.	6,266	505,102
RLJ Lodging Trust	12,531	216,536
Sabra Health Care REIT, Inc.	11,416	235,626
Senior Housing Properties Trust	16,873	138,358
Simon Property Group, Inc.	2,699	437,778
Ventas, Inc.	5,096	342,910
VICI Properties, Inc.	11,808	251,983
Weyerhaeuser Co.	12,035	305,809

		4,163,193

Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	6,308	334,387
Jones Lang LaSalle, Inc.	1,736	252,918

		587,305

TOTAL REAL ESTATE		4,750,498

UTILITIES – 3.1%
Electric Utilities – 2.0%
Duke Energy Corp.	7,096	615,365
Edison International	7,073	527,222

	Shares	Value
Exelon Corp.	11,276	$508,097
PPL Corp.	13,507	400,212
The Southern Co.	11,512	646,974

		2,697,870

Independent Power and Renewable Electricity Producers – 0.7%
AES Corp.	22,320	374,753
NRG Energy, Inc.	9,037	308,523
Vistra Energy Corp.	14,336	307,651

		990,927

Multi-Utilities – 0.4%
Consolidated Edison, Inc.	5,597	475,521

TOTAL UTILITIES		4,164,318

TOTAL COMMON STOCKS (Cost $129,956,012)		136,234,136

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.43% (b) (Cost $134,194)	134,167	134,194

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $130,090,206)		136,368,330

NET OTHER ASSETS (LIABILITIES) – 0.00%		34,886

NET ASSETS – 100.0%		$136,403,216

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contract

CME E-mini S&P 500 Index Future Contracts	1	September 2019	$149,115	$(287)	$(287)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

See accompanying notes which are an integral part of the financial statements.

Annual Report	54

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,735

Fidelity Securities Lending Cash Central Fund	192

Total	$2,927

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$14,022,886	$14,022,886	$—	$—

Consumer Discretionary	13,927,637	13,927,637	—	—

Consumer Staples	8,522,772	8,522,772	—	—

Energy	6,434,644	6,434,644	—	—

Financials	19,140,841	19,140,841	—	—

Health Care	16,969,235	16,969,235	—	—

Industrials	13,637,326	13,637,326	—	—

Information Technology	31,461,603	31,461,603	—	—

Materials	3,202,376	3,202,376	—	—

Real Estate	4,750,498	4,750,498	—	—

Utilities	4,164,318	4,164,318	—	—

Money Market Funds	134,194	134,194	—	—

Total Investments in Securities:	$136,368,330	$136,368,330	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(287)	$(287)	$—	$—

Total Liabilities	$(287)	$(287)	$—	$—

Total Derivative Instruments:	$(287)	$(287)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(287)

Total Equity Risk	0	(287)

Total Value of Derivatives	$0	$(287)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

55	Annual Report

Financial Statements

Statements of Assets and Liabilities

July 31, 2019

	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF

Assets

Investments in securities, at value (including securities loaned of $—, $—, $1,240,805 and $573,636, respectively) – See accompanying schedule:
Unaffiliated issuers	$359,055,808	$361,277,298	$244,980,948	$121,520,734
Fidelity Central Funds	553,773	856,430	1,643,401	752,181

Total Investments in Securities	$359,609,581	$362,133,728	$246,624,349	$122,272,915

Segregated cash with brokers for derivative instruments	50,400	69,300	12,600	6,300

Cash	—	—	—	16,405

Foreign currency held at value (cost $22,413, $43,687, $— and $—, respectively)	22,047	43,368	—	—

Receivable for investments sold	—	—	—	—

Receivable for fund shares sold	—	—	1,818,528	—

Dividends receivable	654,759	821,412	192,820	66,907

Distributions receivable from Fidelity Central Funds	—	—	119	55

Total assets	360,336,787	363,067,808	248,648,416	122,362,582

Liabilities

Payable for investments purchased	—	—	1,804,945	—

Accrued management fees	88,745	86,183	58,601	28,671

Payable for daily variation margin on futures contracts	18,595	29,690	3,000	1,500

Collateral on securities loaned, at value	—	—	1,279,550	596,100

Total liabilities	107,340	115,873	3,146,096	626,271

Net Assets	$360,229,447	$362,951,935	$245,502,320	$121,736,311

Net Assets consist of:

Paid in capital	358,391,062	364,522,079	224,802,038	116,686,471

Total distributable earnings (loss)	1,838,385	(1,570,144)	20,700,282	5,049,840

Net Assets	$360,229,447	$362,951,935	$245,502,320	$121,736,311

Shares outstanding	11,150,000	12,050,000	6,750,000	3,400,000

Net Asset Value, offering price and redemption price per share	$32.31	$30.12	$36.37	$35.80

Investments at cost – Unaffiliated issuers	$345,427,303	$352,005,653	$222,198,498	$109,572,090

Investments at cost – Fidelity Central Funds	553,773	856,430	1,643,405	752,184

Investments at cost	$345,981,076	$352,862,083	$223,841,903	$110,324,274

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Statements of Assets and Liabilities

July 31, 2019

	Fidelity Quality Factor ETF	Fidelity Small-Mid Factor ETF	Fidelity Value Factor ETF

Assets

Investments in securities, at value (including securities loaned of $—, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$161,981,268	$7,641,051	$136,234,136
Fidelity Central Funds	152,925	—	134,194

Total Investments in Securities	$162,134,193	$7,641,051	$136,368,330

Segregated cash with brokers for derivative instruments	6,300	—	6,300

Cash	25,758	8,630	—

Foreign currency held at value (cost $—, $— and $—, respectively)	—	—	—

Receivable for investments sold	—	13,491	—

Receivable for fund shares sold	—	—	—

Dividends receivable	156,212	3,798	156,332

Distributions receivable from Fidelity Central Funds	—	—	—

Total assets	162,322,463	7,666,970	136,530,962

Liabilities

Payable for investments purchased	—	14,898	92,903

Accrued management fees	39,433	1,842	33,343

Payable for daily variation margin on futures contracts	1,500	—	1,500

Collateral on securities loaned, at value	—	—	—

Total liabilities	40,933	16,740	127,746

Net Assets	$162,281,530	$7,650,230	$136,403,216

Net Assets consist of:

Paid in capital	155,652,556	7,460,230	133,454,741

Total distributable earnings (loss)	6,628,974	190,000	2,948,475

Net Assets	$162,281,530	$7,650,230	$136,403,216

Shares outstanding	4,600,000	300,000	3,950,000

Net Asset Value, offering price and redemption price per share	$35.28	$25.50	$34.53

Investments at cost – Unaffiliated issuers	$152,897,880	$7,454,356	$129,956,012

Investments at cost – Fidelity Central Funds	152,925	—	134,194

Investments at cost	$153,050,805	$7,454,356	$130,090,206

See accompanying notes which are an integral part of the financial statements.

57	Annual Report

Financial Statements – continued

Statements of Operations

For the year ended July 31, 2019

	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF

Investment Income

Dividends	$13,803,712	$12,017,280	$2,814,960	$1,548,364

Income from Fidelity Central Funds (including $26,251, $5,749, $3,724 and $770, from security lending, respectively)	36,791	15,403	8,279	3,310

Total income	13,840,503	12,032,683	2,823,239	1,551,674

Expenses

Management fees	1,079,229	784,292	385,791	306,237

Independent trustees’ compensation	2,009	1,317	595	559

Interest expense	—	2,216	—	—

Total expenses before reductions	1,081,238	787,825	386,386	306,796

Expense reductions	(119)	(142)	(453)	(281)

Total expenses	1,081,119	787,683	385,933	306,515

Net investment income (loss)	12,759,384	11,245,000	2,437,306	1,245,159

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(6,630,503)	(8,169,577)	(1,767,881)	(4,559,808)

Net realized gain (loss) on In-kind redemptions	18,090,818	9,425,666	6,885,030	8,306,626

Net realized gain (loss) on futures contracts	(10)	(12)	(3)	(2)

Net realized gain (loss) on foreign currency transactions	(20,629)	26,775	—	—

Total net realized gain (loss)	11,439,676	1,282,852	5,117,146	3,746,816

Change in net unrealized appreciation (depreciation) on investment securities	(5,719,144)	1,530,624	17,615,374	4,074,148

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	67	18	(4)	(3)

Change in net unrealized appreciation (depreciation) on futures contracts	(5,408)	(9,392)	(570)	(285)

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(3,731)	(10,707)	—	—

Total change in net unrealized appreciation (depreciation)	(5,728,216)	1,510,543	17,614,800	4,073,860

Net gain (loss)	5,711,460	2,793,395	22,731,946	7,820,676

Net increase (decrease) in net assets resulting from operations	$18,470,844	$14,038,395	$25,169,252	$9,065,835

See accompanying notes which are an integral part of the financial statements.

Annual Report	58

Statements of Operations

For the year ended July 31, 2019

	Fidelity Quality Factor ETF	Fidelity Small-Mid Factor ETFA	Fidelity Value Factor ETF

Investment Income

Dividends	$2,552,300	$56,170	$2,719,627

Income from Fidelity Central Funds (including $11,405, $— and $192, from security lending, respectively)	14,449	13	2,927

Total income	2,566,749	56,183	2,722,554

Expenses

Management fees	370,523	8,194	330,650

Independent trustees’ compensation	624	11	580

Interest expense	—	—	—

Total expenses before reductions	371,147	8,205	331,230

Expense reductions	(209)	—	(266)

Total expenses	370,938	8,205	330,964

Net investment income (loss)	2,195,811	47,978	2,391,590

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(1,909,870)	527	(2,221,002)

Net realized gain (loss) on In-kind redemptions	4,543,076	—	6,270,329

Net realized gain (loss) on futures contracts	—	—	—

Net realized gain (loss) on foreign currency transactions	—	—	—

Total net realized gain (loss)	2,633,206	527	4,049,327

Change in net unrealized appreciation (depreciation) on investment securities	3,995,499	186,695	585,216

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	2	—	1

Change in net unrealized appreciation (depreciation) on futures contracts	(287)	—	(287)

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—	—

Total change in net unrealized appreciation (depreciation)	3,995,214	186,695	584,930

Net gain (loss)	6,628,420	187,222	4,634,257

Net increase (decrease) in net assets resulting from operations	$8,824,231	$235,200	$7,025,847

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.

See accompanying notes which are an integral part of the financial statements.

59	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Dividend ETF For Rising Rates		Fidelity High Dividend ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,759,384	$7,604,966	$11,245,000	$3,902,545
Net realized gain (loss)	11,439,676	5,757,039	1,282,852	4,576,051
Change in net unrealized appreciation (depreciation)	(5,728,216)	17,013,699	1,510,543	6,938,649

Net increase (decrease) in net assets resulting from operations	18,470,844	30,375,704	14,038,395	15,417,245

Distributions to shareholders	(12,908,350)	—	(11,425,400)	—

Distributions to shareholders from net investment income	—	(7,614,450)	—	(4,045,250)

Distributions to shareholders from net realized gain	—	—	—	(29,500)

Total distributions	(12,908,350)	(7,614,450)	(11,425,400)	(4,074,750)

Share transactions
Proceeds from sales of shares	161,232,208	237,265,494	270,497,158	133,442,348
Cost of shares redeemed	(153,460,832)	(65,623,350)	(81,992,873)	(32,300,411)

Net increase (decrease) in net assets resulting from share transactions	7,771,376	171,642,144	188,504,285	101,141,937

Total increase (decrease) in net assets	13,333,870	194,403,398	191,117,280	112,484,432

Net Assets
Beginning of year	346,895,577	152,492,179	171,834,655	59,350,223

End of year	$360,229,447	$346,895,577	$362,951,935	$171,834,655

Undistributed net investment income end of period		$122,792		$—

Other Information

Shares
Sold	5,150,000	7,750,000	9,100,000	4,600,000
Redeemed	(5,000,000)	(2,100,000)	(2,750,000)	(1,100,000)

Net increase (decrease)	150,000	5,650,000	6,350,000	3,500,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	60

Statements of Changes in Net Assets

	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,437,306	$800,213	$1,245,159	$717,946
Net realized gain (loss)	5,117,146	1,649,908	3,746,816	2,180,008
Change in net unrealized appreciation (depreciation)	17,614,800	4,025,357	4,073,860	6,072,794

Net increase (decrease) in net assets resulting from operations	25,169,252	6,475,478	9,065,835	8,970,748

Distributions to shareholders	(2,299,750)	—	(1,240,750)	—

Distributions to shareholders from net investment income	—	(793,800)	—	(688,250)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(2,299,750)	(793,800)	(1,240,750)	(688,250)

Share transactions
Proceeds from sales of shares	204,495,786	46,091,368	79,088,780	90,704,534
Cost of shares redeemed	(48,283,271)	(19,185,949)	(60,879,132)	(39,030,201)

Net increase (decrease) in net assets resulting from share transactions	156,212,515	26,905,419	18,209,648	51,674,333

Total increase (decrease) in net assets	179,082,017	32,587,097	26,034,733	59,956,831

Net Assets
Beginning of year	66,420,303	33,833,206	95,701,578	35,744,747

End of year	$245,502,320	$66,420,303	$121,736,311	$95,701,578

Undistributed net investment income end of period		$28,045		$49,177

Other Information

Shares
Sold	6,150,000	1,500,000	2,350,000	2,850,000
Redeemed	(1,450,000)	(650,000)	(1,800,000)	(1,250,000)

Net increase (decrease)	4,700,000	850,000	550,000	1,600,000

See accompanying notes which are an integral part of the financial statements.

61	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Quality Factor ETF		Fidelity Small-Mid Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019A

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,195,811	$859,509	$47,978
Net realized gain (loss)	2,633,206	1,969,453	527
Change in net unrealized appreciation (depreciation)	3,995,214	4,345,070	186,695

Net increase (decrease) in net assets resulting from operations	8,824,231	7,174,032	235,200

Distributions to shareholders	(2,135,800)	—	(45,200)

Distributions to shareholders from net investment income	—	(891,500)	—

Distributions to shareholders from net realized gain	—	—	—

Total distributions	(2,135,800)	(891,500)	(45,200)

Share transactions
Proceeds from sales of shares	130,468,237	44,304,370	7,460,230
Cost of shares redeemed	(40,134,110)	(15,896,471)	—

Net increase (decrease) in net assets resulting from share transactions	90,334,127	28,407,899	7,460,230

Total increase (decrease) in net assets	97,022,558	34,690,431	7,650,230

Net Assets
Beginning of year	65,258,972	30,568,541	—

End of year	$162,281,530	$65,258,972	$7,650,230

Undistributed net investment income end of period		$22,608

Other Information

Shares
Sold	3,900,000	1,400,000	300,000
Redeemed	(1,250,000)	(500,000)	—

Net increase (decrease)	2,650,000	900,000	300,000

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.

See accompanying notes which are an integral part of the financial statements.

Annual Report	62

Statements of Changes in Net Assets

	Fidelity Value Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,391,590	$1,145,379
Net realized gain (loss)	4,049,327	2,387,424
Change in net unrealized appreciation (depreciation)	584,930	4,698,706

Net increase (decrease) in net assets resulting from operations	7,025,847	8,231,509

Distributions to shareholders	(2,294,300)	—

Distributions to shareholders from net investment income	—	(1,129,450)

Distributions to shareholders from net realized gain	—	—

Total distributions	(2,294,300)	(1,129,450)

Share transactions
Proceeds from sales of shares	85,584,698	62,950,948
Cost of shares redeemed	(40,363,131)	(22,241,630)

Net increase (decrease) in net assets resulting from share transactions	45,221,567	40,709,318

Total increase (decrease) in net assets	49,953,114	47,811,377

Net Assets
Beginning of year	86,450,102	38,638,725

End of year	$136,403,216	$86,450,102

Undistributed net investment income end of period		$46,922

Other Information

Shares
Sold	2,600,000	1,950,000
Redeemed	(1,200,000)	(700,000)

Net increase (decrease)	1,400,000	1,250,000

See accompanying notes which are an integral part of the financial statements.

63	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity Dividend ETF For Rising Rates

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$31.54	$28.50	$25.34

Income from Investment Operations
Net investment income (loss)B	1.07	0.93	0.76
Net realized and unrealized gain (loss)	0.79	3.03	2.98

Total from investment operations	1.86	3.96	3.74

Distributions from net investment income	(1.09)	(0.92)	(0.58)

Total distributions	(1.09)	(0.92)	(0.58)

Net asset value, end of period	$32.31	$31.54	$28.50

Total ReturnC,D	6.09%	14.04%	14.85%

Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29%	.30%	.29	%G
Expenses net of all reductions	.29%	.30%	.29	%G
Net investment income (loss)	3.42%	3.08%	3.09	%G

Supplemental Data
Net assets, end of period (000 omitted)	$360,229	$346,896	$152,492
Portfolio turnover rateH,I	35%	38%	52	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	64

Financial Highlights

	Fidelity High Dividend ETF

	Year ended July 31, 2019		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$30.15		$26.98	$25.32

Income from Investment Operations
Net investment income (loss)B	1.23		1.09	0.85
Net realized and unrealized gain (loss)	(0.03	)C	3.21	1.57

Total from investment operations	1.20		4.30	2.42

Distributions from net investment income	(1.23)		(1.12)	(0.76)

Distributions from net realized gain	—		(0.01)	—

Total distributions	(1.23)		(1.13)	(0.76)

Net asset value, end of period	$30.12		$30.15	$26.98

Total ReturnD,E	4.16%		16.23%	9.61%

Ratios to Average Net AssetsF,G
Expense before reductions	.29%		.30%	.29	%H
Expenses net of fee waivers, if any	.29%		.30%	.29	%H
Expenses net of all reductions	.29%		.30%	.29	%H
Net investment income (loss)	4.15%		3.80%	3.61	%H

Supplemental Data
Net assets, end of period (000 omitted)	$362,952		$171,835	$59,350
Portfolio turnover rateI,J	50%		53%	57	%K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

65	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity Low Volatility Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$32.40	$28.19	$25.31

Income from Investment Operations
Net investment income (loss)B	0.62	0.53	0.45
Net realized and unrealized gain (loss)	3.92	4.20	2.81

Total from investment operations	4.54	4.73	3.26

Distributions from net investment income	(0.57)	(0.52)	(0.38)

Total distributions	(0.57)	(0.52)	(0.38)

Net asset value, end of period	$36.37	$32.40	$28.19

Total ReturnC,D	14.20%	16.89%	12.94%

Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29%	.30%	.29	%G
Expenses net of all reductions	.29%	.30%	.29	%G
Net investment income (loss)	1.83%	1.73%	1.87	%G

Supplemental Data
Net assets, end of period (000 omitted)	$245,502	$66,420	$33,833
Portfolio turnover rateH,I	36%	31%	33	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	66

Financial Highlights

	Fidelity Momentum Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$33.58	$28.60	$25.34

Income from Investment Operations
Net investment income (loss)B	0.40	0.36	0.36
Net realized and unrealized gain (loss)	2.22	4.97	3.19

Total from investment operations	2.62	5.33	3.55

Distributions from net investment income	(0.40)	(0.35)	(0.29)

Total distributions	(0.40)	(0.35)	(0.29)

Net asset value, end of period	$35.80	$33.58	$28.60

Total ReturnC,D	7.91%	18.72%	14.11%

Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29%	.30%	.29	%G
Expenses net of all reductions	.29%	.30%	.29	%G
Net investment income (loss)	1.18%	1.14%	1.50	%G

Supplemental Data
Net assets, end of period (000 omitted)	$121,736	$95,702	$35,745
Portfolio turnover rateH,I	133%	125%	106	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

67	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity Quality Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$33.47	$29.11	$25.37

Income from Investment Operations
Net investment income (loss)B	0.58	0.53	0.45
Net realized and unrealized gain (loss)	1.77	4.38	3.62

Total from investment operations	2.35	4.91	4.07

Distributions from net investment income	(0.54)	(0.55)	(0.33)

Total distributions	(0.54)	(0.55)	(0.33)

Net asset value, end of period	$35.28	$33.47	$29.11

Total ReturnC,D	7.14%	16.95%	16.10%

Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29%	.30%	.29	%G
Expenses net of all reductions	.29%	.30%	.29	%G
Net investment income (loss)	1.72%	1.66%	1.84	%G

Supplemental Data
Net assets, end of period (000 omitted)	$162,282	$65,259	$30,569
Portfolio turnover rateH,I	29%	30%	35	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	68

Financial Highlights

Fidelity Small-Mid Factor ETF

Year ended July 31, 2019A

Selected Per-Share Data

Net asset value, beginning of period	$24.85

Income from Investment Operations
Net investment income (loss)B	0.18
Net realized and unrealized gain (loss)	0.64

Total from investment operations	0.82

Distributions from net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$25.50

Total ReturnC	3.35%

Ratios to Average Net AssetsD,E,F
Expense before reductions	.29%
Expenses net of fee waivers, if any	.29%
Expenses net of all reductions	.29%
Net investment income (loss)	1.70%

Supplemental Data
Net assets, end of period (000 omitted)	$7,650
Portfolio turnover rateG,H,I	2%

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

69	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity Value Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$33.90	$29.72	$25.37

Income from Investment Operations
Net investment income (loss)B	0.70	0.58	0.49
Net realized and unrealized gain (loss)	0.59	4.18	4.23

Total from investment operations	1.29	4.76	4.72

Distributions from net investment income	(0.66)	(0.58)	(0.37)

Total distributions	(0.66)	(0.58)	(0.37)

Net asset value, end of period	$34.53	$33.90	$29.72

Total ReturnC,D	3.95%	16.11%	18.65%

Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29%	.30%	.29	%G
Expenses net of all reductions	.29%	.30%	.29	%G
Net investment income (loss)	2.09%	1.79%	1.92	%G

Supplemental Data
Net assets, end of period (000 omitted)	$136,403	$86,450	$38,639
Portfolio turnover rateH,I	31%	38%	42	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	70

Notes to Financial Statements

For the year ended July 31, 2019

1. Organization.

Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

71	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2019, is included at the end of each applicable Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, partnerships, foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Dividend ETF for Rising Rates	$346,621,935	$33,360,327	$(20,372,681)	$12,987,646
Fidelity High Dividend ETF	353,532,317	24,220,032	(15,618,621)	8,601,411
Fidelity Low Volatility Factor ETF	223,961,704	24,093,249	(1,430,604)	22,662,645

Annual Report	72

3. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Momentum Factor ETF	$110,328,836	$13,236,097	$(1,292,018)	$11,944,079
Fidelity Quality Factor ETF	153,180,039	15,666,018	(6,711,864)	8,954,154
Fidelity Small-Mid Factor ETF	7,454,794	559,265	(373,008)	186,257
Fidelity Value Factor ETF	130,264,992	11,938,211	(5,834,873)	6,103,338

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$—	$(11,125,264)	$12,982,841
Fidelity High Dividend ETF	—	(10,160,796)	8,590,651
Fidelity Low Volatility Factor ETF	165,601	(2,127,965)	22,662,646
Fidelity Momentum Factor ETF	53,586	(6,947,825)	11,944,079
Fidelity Quality Factor ETF	82,619	(2,407,799)	8,954,154
Fidelity Small-Mid Factor ETF	3,743	—	186,257
Fidelity Value Factor ETF	144,212	(3,299,075)	6,103,338

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$(10,147,107)	$(978,157)	$(11,125,264)
Fidelity High Dividend ETF	(8,400,022)	(1,760,774)	(10,160,796)
Fidelity Low Volatility Factor ETF	(1,861,196)	(266,769)	(2,127,965)
Fidelity Momentum Factor ETF	(6,947,825)	—	(6,947,825)
Fidelity Quality Factor ETF	(1,964,586)	(443,213)	(2,407,799)
Fidelity Small-Mid Factor ETF	—	—	—
Fidelity Value Factor ETF	(2,755,459)	(543,616)	(3,299,075)

Certain of the Funds intend to elect to defer to the next fiscal year specified ordinary losses recognized during the period November 1, 2018 to July 31, 2019. Loss deferrals were as follows:

Ordinary Losses
Fidelity Dividend ETF for Rising Rates	$(19,193)

The tax character of distributions paid was as follows:

July 31, 2019
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Dividend ETF for Rising Rates	$12,908,350	$—	$—	$12,908,350
Fidelity High Dividend ETF	11,425,400	—	—	11,425,400
Fidelity Low Volatility Factor ETF	2,299,750	—	—	2,299,750
Fidelity Momentum Factor ETF	1,240,750	—	—	1,240,750
Fidelity Quality Factor ETF	2,135,800	—	—	2,135,800
Fidelity Small-Mid Factor ETFA	45,200	—	—	45,200
Fidelity Value Factor ETF	2,294,300	—	—	2,294,300

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.

73	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

July 31, 2018
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Dividend ETF For Rising Rates	$7,614,450	$—	$—	$7,614,450
Fidelity High Dividend ETF	4,072,329	2,421	—	4,074,750
Fidelity Low Volatility Factor ETF	793,800	—	—	793,800
Fidelity Momentum Factor ETF	688,250	—	—	688,250
Fidelity Quality Factor ETF	891,500	—	—	891,500
Fidelity Small-Mid Factor ETF	—	—	—	—
Fidelity Value Factor ETF	1,129,450	—	—	1,129,450

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds’ use of derivatives increased or decreased its exposure to the following risk:

Equity risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report	74

4. Derivative Instruments – continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Dividend ETF for Rising Rates	$129,152,879	$128,401,046
Fidelity High Dividend ETF	139,067,148	133,756,483
Fidelity Low Volatility Factor ETF	51,250,697	48,659,247
Fidelity Momentum Factor ETF	141,300,142	140,507,557
Fidelity Quality Factor ETF	37,310,576	36,671,200
Fidelity Small-Mid Factor ETF	205,671	129,538
Fidelity Value Factor ETF	36,195,207	35,167,603

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Dividend ETF for Rising Rates	$159,024,109	$150,275,852
Fidelity High Dividend ETF	263,895,233	80,419,990
Fidelity Low Volatility Factor ETF	201,638,225	46,408,709
Fidelity Momentum Factor ETF	76,797,662	58,541,761
Fidelity Quality Factor ETF	129,520,527	39,868,096
Fidelity Small-Mid Factor ETF	7,385,041	—
Fidelity Value Factor ETF	85,125,929	40,045,774

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC) (the investment adviser) an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Factor ETF, the management fee paid to FMRC is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with certain Fund’s for administration of the security lending program, based on the number and duration of lending transactions.

75	Annual Report

Notes to Financial Statements – continued

6. Fees and Other Transactions with Affiliates – continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program, This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity High Dividend ETF has no interfund loans outstanding. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity High Dividend ETF	Borrower	$6,051,000	2.64%	$2,216

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on each applicable Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the year, these credits reduced management fees by the following amounts:

Amount
Fidelity Dividend ETF for Rising Rates	$119
Fidelity High Dividend ETF	142
Fidelity Low Volatility Factor ETF	453
Fidelity Momentum Factor ETF	281
Fidelity Quality Factor ETF	209
Fidelity Value Factor ETF	266

9. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

Annual Report	76

10. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

77	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity High Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF (seven of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2019, the related statements of operations for the periods listed in the table below, the statements of changes in net assets for each of the periods listed in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2019, the results of each of their operations for the periods listed in the table below, the changes in each of their net assets for each of the periods listed in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of operation	Statement of changes in net assets
Fidelity High Dividend ETF	Year ended July 31, 2019	Each of the two years in the period
ended July 31, 2019
Fidelity Dividend ETF for Rising Rates	Year ended July 31, 2019	Each of the two years in the period ended ended July 31, 2019
Fidelity Low Volatility Factor ETF	Year ended July 31, 2019	Each of the two years in the period
ended ended July 31, 2019
Fidelity Momentum Factor ETF	Year ended July 31, 2019	Each of the two years in the period
ended ended July 31, 2019
Fidelity Quality Factor ETF	Year ended July 31, 2019	Each of the two years in the period
ended ended July 31, 2019
Fidelity Small-Mid Factor ETF	Period February 26, 2019 (commencement	Period February 26, 2019 (commencement
	of operations) to July 31, 2019	of operations) to July 31, 2019
Fidelity Value Factor ETF	Year ended July 31, 2019	Each of the two years in the period
ended ended July 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Annual Report	78

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity Dividend ETF For Rising Rates

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	191	26.42%	499	69.01%
25 – <50	1	0.14%	30	4.15%
50 – <75	0	—	1	0.14%
75 – <100	0	—	0	—
100 or above	0	—	1	0.14%
Total	192	26.56%	531	73.44%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity High Dividend ETF

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	103	14.24%	543	75.10%
25 – <50	2	0.28%	72	9.96%
50 – <75	0	—	1	0.14%
75 – <100	0	—	2	0.28%
100 or above	0	—	0	—
Total	105	14.52%	618	85.48%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Low Volatility Factor ETF

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	228	31.53%	483	66.81%
25 – <50	7	0.97%	5	0.69%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	235	32.50%	488	67.50%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

79	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity Momentum Factor ETF

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	248	34.30%	460	63.63%
25 – <50	5	0.69%	10	1.38%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	253	34.99%	470	65.01%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Quality Factor ETF

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	263	36.37%	441	61.00%
25 – <50	7	0.97%	10	1.38%
50 – <75	0	—	2	0.28%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	270	37.34%	453	62.66%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Small-Mid Factor ETF

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	53	49.53%	48	44.87%
25 – <50	2	1.87%	2	1.87%
50 – <75	0	—	1	0.93%
75 – <100	0	—	0	—
100 or above	0	—	1	0.93%
Total	55	51.40%	52	48.60%

*	From February 28, 2019, date initially listed on the NYSE ARCA exchange.

Annual Report	80

Fidelity Value Factor ETF

Period Ended July 31, 2019

From commencement of operations* to July 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	232	32.09%	469	64.86%
25 – <50	6	0.83%	13	1.80%
50 – <75	2	0.28%	1	0.14%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	240	33.20%	483	66.80%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

81	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds’ Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

Annual Report	82

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), SelectCo’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)
Year of Election or Appointment: 2018
Trustee
Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

83	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Year of Election or Appointment: 2018
Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)
Year of Election or Appointment: 2018
Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2018
Trustee
Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)
Year of Election or Appointment: 2018
Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)
Year of Election or Appointment: 2018

Annual Report	84

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)
Year of Election or Appointment: 2018

85	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)
Year of Election or Appointment: 2018
Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Annual Report	86

Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2010
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2018
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)
Year of Election or Appointment: 2018
Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2018
Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2018

87	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Annual Report	88

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019) for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF and for the period (February 26, 2019 to July 31, 2019) for Fidelity Small-Mid Factor ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2019 to July 31, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value July 31, 2019	Expenses Paid During Period

Fidelity Dividend ETF For Rising Rates	0.29%

Actual		$1,000.00	$1,076.80	$1.49	B

HypotheticalC		$1,000.00	$1,023.36	$1.45	D

Fidelity High Dividend ETF	0.29%

Actual		$1,000.00	$1,049.70	$1.47	B

HypotheticalC		$1,000.00	$1,023.36	$1.45	D

Fidelity Low Volatility Factor ETF	0.29%

Actual		$1,000.00	$1,141.30	$1.54	B

HypotheticalC		$1,000.00	$1,023.36	$1.45	D

Fidelity Momentum Factor ETF	0.29%

Actual		$1,000.00	$1,118.70	$1.52	B

HypotheticalC		$1,000.00	$1,023.36	$1.45	D

Fidelity Quality Factor ETF	0.29%

Actual		$1,000.00	$1,101.70	$1.51	B

HypotheticalC		$1,000.00	$1,023.36	$1.45	D

Fidelity Small-Mid Factor ETF	0.29%

Actual		$1,000.00	$1,033.50	$1.26	B

HypotheticalC		$1,000.00	$1,020.13	$1.25	D

89	Annual Report

Shareholder Expense Example (Unaudited) – continued

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value July 31, 2019	Expenses Paid During Period

Fidelity Value Factor ETF	0.29%

Actual		$1,000.00	$1,074.80	$1.49	B

HypotheticalC		$1,000.00	$1,023.36	$1.45	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B

Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF and multiplied by 156/365 (to reflect the period February 26, 2019 to July 31, 2019) for Fidelity Small-Mid Factor ETF.

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report	90

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	September 2018	December 2018	March 2019	June 2019

Fidelity Dividend ETF for Rising Rates	75%	75%	100%	100%

Fidelity High Dividend ETF	56%	56%	92%	92%

Fidelity Low Volatility Factor ETF	91%	91%	100%	100%

Fidelity Momentum Factor ETF	100%	100%	100%	100%

Fidelity Quality Factor ETF	97%	97%	100%	100%

Fidelity Small-Mid Factor ETF	—	—	76%	76%

Fidelity Value Factor ETF	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2018	December 2018	March 2019	June 2019

Fidelity Dividend ETF for Rising Rates	84%	84%	100%	100%

Fidelity High Dividend ETF	59%	59%	100%	100%

Fidelity Low Volatility Factor ETF	99%	99%	100%	100%

Fidelity Momentum Factor ETF	100%	100%	100%	100%

Fidelity Quality Factor ETF	100%	100%	100%	100%

Fidelity Small-Mid Factor ETF	—	—	81%	81%

Fidelity Value Factor ETF	100%	100%	100%	100%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

91	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small-Mid Factor ETF

On November 14, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

At the March 2019 meeting, the Board ratified an amended and restated sub-advisory agreement with Geode for the fund that lowered the sub-advisory fee rate that FMRC pays to Geode, on behalf of the fund, by 0.5 basis points (effective November 14, 2018).

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund’s investment objectives, strategies, and related investment philosophies.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates and a third party service provider under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered Geode’s experience in managing certain existing Fidelity factor-based ETFs, equity index and enhanced index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund’s proposed management fee and projected total expense ratio in reviewing the Advisory contracts, and the fact that the management contract provides that FMRC will be responsible for paying all operating expenses of the fund with the exception of fees and expenses of the Independent Trustees, interest, taxes, proxy and shareholder meeting expenses, and non-recurring expenses. The Board noted that the fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons.

In its review of the proposed sub-advisory fee rate under the amended and restated sub-advisory agreement with Geode on behalf of the fund, the Board noted that FMRC, not the fund, pays Geode’s sub-advisory fee out of its management fee. The Board considered that the amended and restated sub-advisory agreements will not result in any changes to the current management fee rate under the fund’s management contract with FMRC or total expenses paid by the shareholders of the fund. The Board noted that the fund’s management fee rate and total expense ratio will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the approval of the management contract with FMRC and sub-advisory agreement with Geode at its November 2018 meeting.

Based on its review, the Board concluded that the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.

Annual Report	92

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

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CPF-ANN-0919 1.9881294.102	899572.1.0

Item 2.	Code of Ethics

As of the end of the period, July 31, 2019, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF:

Services Billed by Deloitte Entities

July 31, 2019 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Consumer Discretionary Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Consumer Staples Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Energy Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Financials Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Health Care Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Industrials Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Information Technology Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Materials Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Real Estate Index ETF	$15,000	$—	$2,500	$200
Fidelity MSCI Utilities Index ETF	$15,000	$—	$2,500	$200

July 31, 2018 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Consumer Discretionary Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Consumer Staples Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Energy Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Financials Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Health Care Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Industrials Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Information Technology Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Materials Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Real Estate Index ETF	$14,000	$—	$2,500	$—
Fidelity MSCI Utilities Index ETF	$14,000	$—	$2,500	$—

A	Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF (together with the funds in the previous table, the “Funds”):

Services Billed by PwC

July 31, 2019 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Dividend ETF for Rising Rates	$16,000	$—	$2,000	$600
Fidelity High Dividend ETF	$16,000	$—	$2,000	$600
Fidelity Low Volatility Factor ETF	$16,000	$—	$1,800	$600
Fidelity Momentum Factor ETF	$16,000	$—	$1,800	$600
Fidelity Quality Factor ETF	$16,000	$—	$1,800	$600
Fidelity Small-Mid Factor ETF	$11,000	$—	$2,300	$200
Fidelity Value Factor ETF	$16,000	$—	$1,800	$600

July 31, 2018 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Dividend ETF for Rising Rates	$15,000	$—	$2,000	$600
Fidelity High Dividend ETF	$15,000	$—	$2,000	$600
Fidelity Low Volatility Factor ETF	$15,000	$—	$1,800	$600
Fidelity Momentum Factor ETF	$15,000	$—	$1,800	$600
Fidelity Quality Factor ETF	$15,000	$—	$1,800	$600
Fidelity Small-Mid Factor ETF	$—	$—	$—	$—
Fidelity Value Factor ETF	$15,000	$—	$1,800	$600

A	Amounts may reflect rounding.
B	Fidelity Small-Mid Factor ETF commenced operations on February 26, 2019.

The following table presents fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2019A	July 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$—	$5,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2019A,B	July 31, 2018A,B
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Small-Mid Factor ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2019A,B	July 31, 2018A,B
Deloitte Entities	$730,000	$380,000
PwC	$12,270,000	$10,915,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Small-Mid Factor ETF’s commencement of operations.

The trust’s audit committee (the “Audit Committee”) has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in their audits of the Funds, taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2019, the members of the Audit Committee were Joseph Mauriello, Don Donahue, Alan Lacy and Michael Wiley.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 24, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 24, 2019